UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

James Mikolaichik 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 through April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2016

www.manning-napier.com

EQUITY SERIES

Equity Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemptions fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD* 11/1/15-4/30/16
Actual	$1,000.00	$1,029.50	$5.30
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.64	$5.27

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.05%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Equity Series

Portfolio Composition as of April 30, 2016

(unaudited)

2

Equity Series

Investment Portfolio - April 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.1%

Consumer Discretionary - 22.0%
Diversified Consumer Services - 1.5%
Houghton Mifflin Harcourt Co.*	82,760	$1,697,408

Hotels, Restaurants & Leisure - 2.8%
Jack in the Box, Inc.	8,560	578,228
Yum! Brands, Inc.	32,220	2,563,423

		3,141,651

Internet & Catalog Retail - 7.8%
Amazon.com, Inc.*	4,680	3,086,881
The Priceline Group, Inc.*	2,550	3,426,333
TripAdvisor, Inc.*	35,070	2,265,171

		8,778,385

Media - 9.9%
AMC Networks, Inc. - Class A*	28,520	1,860,360
Sinclair Broadcast Group, Inc. - Class A	38,700	1,241,109
TEGNA, Inc.	19,120	446,643
Time Warner, Inc.	38,520	2,894,393
Tribune Media Co. - Class A	59,290	2,285,630
Twenty-First Century Fox, Inc. - Class A	80,520	2,436,535

		11,164,670

Total Consumer Discretionary		24,782,114

Consumer Staples - 2.0%
Beverages - 2.0%
The Coca-Cola Co.	50,430	2,259,264

Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Range Resources Corp.	47,220	2,082,874

Financials - 9.6%
Capital Markets - 2.5%
BlackRock, Inc.	7,890	2,811,444

Consumer Finance - 3.6%
SLM Corp.*	255,490	1,729,667
Synchrony Financial*	75,780	2,316,595

		4,046,262

Real Estate Investment Trusts (REITS) - 2.0%
Weyerhaeuser Co.	72,200	2,319,064

Real Estate Management & Development - 1.5%
Realogy Holdings Corp.*	46,950	1,677,993

Total Financials		10,854,763

The accompanying notes are an integral part of the financial statements.

3

Equity Series

Investment Portfolio - April 30, 2016

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Health Care - 17.5%
Health Care Equipment & Supplies - 4.6%
The Cooper Companies, Inc.	14,880	$2,277,830
Intuitive Surgical, Inc.*	4,590	2,874,992

		5,152,822

Health Care Providers & Services - 5.7%
DaVita HealthCare Partners, Inc.*	46,930	3,468,127
Express Scripts Holding Co.*	40,340	2,974,268

		6,442,395

Health Care Technology - 3.2%
Cerner Corp.*	63,420	3,560,399

Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific, Inc.	15,930	2,297,902

Pharmaceuticals - 2.0%
Johnson & Johnson	20,360	2,281,949

Total Health Care		19,735,467

Industrials - 6.2%
Building Products - 1.0%
Masco Corp.	36,040	1,106,788

Industrial Conglomerates - 3.1%
Danaher Corp.	36,380	3,519,765

Machinery - 2.1%
Flowserve Corp.	49,540	2,418,047

Total Industrials		7,044,600

Information Technology - 30.8%
Electronic Equipment, Instruments & Components - 3.8%
FLIR Systems, Inc.	77,710	2,347,619
VeriFone Systems, Inc.*	68,550	1,950,933

		4,298,552

Internet Software & Services - 6.1%
Alphabet, Inc. - Class A*	2,290	1,621,045
Alphabet, Inc. - Class C*	2,310	1,600,853
Facebook, Inc. - Class A*	30,860	3,628,519

		6,850,417

IT Services - 9.6%
EVERTEC, Inc.	125,800	1,694,526
MasterCard, Inc. - Class A	33,050	3,205,520
PayPal Holdings, Inc.*	73,560	2,882,081
Visa, Inc. - Class A	39,800	3,074,152

		10,856,279

The accompanying notes are an integral part of the financial statements.

4

Equity Series

Investment Portfolio - April 30, 2016

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 2.4%
QUALCOMM, Inc.	54,780	$2,767,486

Software - 6.3%
Aspen Technology, Inc.*	62,580	2,379,917
Electronic Arts, Inc.*	34,810	2,152,999
ServiceNow, Inc.*	36,550	2,612,594

		7,145,510

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	30,770	2,884,380

Total Information Technology		34,802,624

Materials - 7.1%
Chemicals - 3.9%
Ashland, Inc.	15,150	1,690,740
Monsanto Co.	28,750	2,693,300

		4,384,040

Metals & Mining - 3.2%
Alcoa, Inc.	325,140	3,631,814

Total Materials		8,015,854

TOTAL COMMON STOCKS
(Identified Cost $107,439,806)		109,577,560

SHORT-TERM INVESTMENT - 3.3%
Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.29%
(Identified Cost $3,757,862)	3,757,862	3,757,862

TOTAL INVESTMENTS - 100.4%
(Identified Cost $111,197,668)		113,335,422
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(421,080)

NET ASSETS - 100%		$112,914,342

ADR - American Depositary Receipt

*Non-income producing security.

1Rate shown is the current yield as of April 30, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

5

Equity Series

Statement of Assets and Liabilities

April 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $111,197,668) (Note 2)	$113,335,422
Receivable for fund shares sold	72,057
Dividends receivable	24,606
Prepaid expenses	3,607

TOTAL ASSETS	113,435,692

LIABILITIES:

Accrued transfer agent fees (Note 3)	70,618
Accrued management fees (Note 3)	49,914
Accrued fund accounting and administration fees (Note 3)	26,756
Accrued Directors’ fees (Note 3)	6,007
Accrued Chief Compliance Officer service fees (Note 3)	381
Accrued printing and postage	143,505
Payable for fund shares repurchased	133,775
Accrued custodian fees	48,493
Other payables and accrued expenses	41,901

TOTAL LIABILITIES	521,350

TOTAL NET ASSETS	$112,914,342

NET ASSETS CONSIST OF:

Capital stock	$95,439
Additional paid-in-capital	103,487,737
Undistributed net investment loss	(787,357)
Accumulated net realized gain on investments	7,980,769
Net unrealized appreciation (depreciation) on investments	2,137,754

TOTAL NET ASSETS	$112,914,342

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($112,914,342/9,543,894 shares)	$11.83

The accompanying notes are an integral part of the financial statements.

6

Equity Series

Statement of Operations

For the Six Months Ended April 30, 2016 (unaudited)

INVESTMENT INCOME:

Dividends	$170,210

EXPENSES:

Management fees (Note 3)	892,585
Transfer agent fees (Note 3)	72,896
Fund accounting and administration fees (Note 3)	37,093
Directors’ fees (Note 3)	14,211
Chief Compliance Officer service fees (Note 3)	1,257
Printing and postage fees	82,502
Custodian fees	28,113
Miscellaneous	58,710

Total Expenses	1,187,367
Less reduction of expenses (Note 3)	(250,153)

Net Expenses	937,214

NET INVESTMENT LOSS	(767,004)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	12,305,208
Net change in unrealized appreciation (depreciation) on investments	(17,667,545)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(5,362,337)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,129,341)

The accompanying notes are an integral part of the financial statements.

7

Equity Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEAR ENDED 10/31/15
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(767,004)	$343,865
Net realized gain on investments	12,305,208	108,788,624
Net change in unrealized appreciation (depreciation) on investments	(17,667,545)	(104,920,453)

Net increase (decrease) from operations	(6,129,341)	4,212,036

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(42,667)	(246,854)
From net realized gain on investments	(57,461,992)	(202,981,217)

Total distributions to shareholders	(57,504,659)	(203,228,071)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(324,397,877)	(590,372,793)

Net decrease in net assets	(388,031,877)	(789,388,828)

NET ASSETS:

Beginning of period	500,946,219	1,290,335,047

End of period (including undistributed net investment loss of $787,357 and $22,314, respectively)	$112,914,342	$500,946,219

The accompanying notes are an integral part of the financial statements.

8

Equity Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 4/30/15	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$16.62	$21.15	$21.60	$19.03	$18.45	$17.91

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.06)	0.01	(0.00)[2]	0.01	0.01	0.04
Net realized and unrealized gain (loss) on investments	0.26	(0.42)	2.51	5.14	1.26	0.55

Total from investment operations	0.20	(0.41)	2.51	5.15	1.27	0.59

Less distributions to shareholders:
From net investment income	(0.00)[2]	(0.00)[2]	(0.01)	(0.03)	(0.04)	(0.05)
From net realized gain on investments	(4.99)	(4.12)	(2.95)	(2.55)	(0.65)	—

Total distributions to shareholders	(4.99)	(4.12)	(2.96)	(2.58)	(0.69)	(0.05)

Net asset value - End of period	$11.83	$16.62	$21.15	$21.60	$19.03	$18.45

Net assets - End of period (000’s omitted)	$112,914	$500,946	$1,290,335	$1,237,520	$1,418,468	$1,925,038

Total return[3]	2.95%	(1.46%)	13.23%	30.61%	7.37%	3.30%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[4]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	(0.86%)[4]	0.04%	(0.01%)	0.06%	0.06%	0.24%
Portfolio turnover	21%	62%	61%	52%	63%	54%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:
	0.28%[4]	0.03%	0.02%	0.06%	0.05%	0.02%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

9

Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 200 million have been designated as Equity Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$24,782,114	$24,782,114	$—	$—
Consumer Staples	2,259,264	2,259,264	—	—
Energy	2,082,874	2,082,874	—	—
Financials	10,854,763	10,854,763	—	—
Health Care	19,735,467	19,735,467	—	—
Industrials	7,044,600	7,044,600	—	—
Information Technology	34,802,624	34,802,624	—	—
Materials	8,015,854	8,015,854	—	—
Mutual Fund	3,757,862	3,757,862	—	—

Total assets	$113,335,422	$113,335,422	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or April 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2016.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2016, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

11

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2012 through October 31, 2015. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Advisor has contractually agreed, until at least February 28, 2017, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor waived fees of $250,153 for the six months ended April 30, 2016, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

12

Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2016, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $39,739,625 and $410,446,285, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Equity Series were:

	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	933,574	$11,678,036	7,560,319	$132,732,396
Reinvested	4,999,943	55,867,602	12,219,383	198,472,048
Repurchased	(26,524,446)	(391,943,515)	(50,651,323)	(921,577,237)

Total	(20,590,929)	$(324,397,877)	(30,871,621)	$(590,372,793)

At April 30, 2016, the retirement plan of the Advisor and its affiliates owned 505,774 shares of the Series (5.3% of shares outstanding) valued at $5,983,306.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2016.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

13

Equity Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2015, were as follows:

Ordinary income	$49,123,867
Long-term capital gains	154,104,204

At April 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$113,158,801
Unrealized appreciation	6,683,542
Unrealized depreciation	(6,506,921)

Net unrealized appreciation	$176,621

14

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2015, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2015 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 29 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered a number of other factors relevant to performance at the meeting (and considers on a quarterly basis) including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives, investment performance of core products, product offerings, performance on an aggregate basis vs. performance over reasonable time periods and the Advisor’s investment process. The Directors acknowledged the challenging performance and discussed the investment process of the Advisor. The Directors confirmed that qualitative factors such as the Advisor’s investment process, including recent enhancements, were an important subset to be considered as part of their consideration of performance. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 22 of the 36 active Series of the Fund are currently experiencing expenses above the capped expense ratios, and thus the Advisor is incurring those expenses over the cap. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Equity Income Class S, High Yield Bond Class S, Pro-Blend Series Classes C and R, and Target Series’ Classes R and K, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio.

15

Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

16

{This page intentionally left blank}

17

Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEQY-04/16-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2016

www.manning-napier.com

TAX MANAGED SERIES

Tax Managed Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemptions fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD* 11/1/15-4/30/16
Actual	$1,000.00	$1,012.60	$6.00
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.90	$6.02

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Tax Managed Series

Portfolio Composition as of April 30, 2016

(unaudited)

2

Tax Managed Series

Investment Portfolio - April 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.2%

Consumer Discretionary - 21.0%
Diversified Consumer Services - 1.4%
Houghton Mifflin Harcourt Co.*	11,430	$234,429

Hotels, Restaurants & Leisure - 1.9%
Yum! Brands, Inc.	4,100	326,196

Internet & Catalog Retail - 5.4%
Amazon.com, Inc.*	360	237,452
The Priceline Group, Inc.*	340	456,844
TripAdvisor, Inc.*	3,180	205,396

		899,692

Media - 10.6%
AMC Networks, Inc. - Class A*	3,760	245,265
Liberty Global plc - Class A - ADR (United Kingdom)*	2,850	107,530
Sinclair Broadcast Group, Inc. - Class A	3,370	108,076
TEGNA, Inc.	2,300	53,728
Time Warner, Inc.	5,880	441,823
Tribune Media Co. - Class A	9,990	385,114
Twenty-First Century Fox, Inc. - Class A	13,690	414,260

		1,755,796

Textiles, Apparel & Luxury Goods - 1.7%
lululemon athletica, Inc.*	4,220	276,621

Total Consumer Discretionary		3,492,734

Consumer Staples - 8.5%
Beverages - 5.0%
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	2,510	311,377
The Coca-Cola Co.	5,210	233,408
Diageo plc (United Kingdom)[1]	10,300	278,473

		823,258

Food Products - 1.1%
Nestle S.A. (Switzerland)[1]	2,550	190,330

Personal Products - 2.4%
Beiersdorf AG (Germany)[1]	2,090	187,673
Unilever plc - ADR (United Kingdom)	4,650	208,599

		396,272

Total Consumer Staples		1,409,860

Energy - 4.4%
Energy Equipment & Services - 2.1%
Schlumberger Ltd.	4,260	342,248

The accompanying notes are an integral part of the financial statements.

3

Tax Managed Series

Investment Portfolio - April 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 2.3%
Range Resources Corp.	8,750	$385,962

Total Energy		728,210

Financials - 4.6%
Consumer Finance - 2.0%
SLM Corp.*	27,870	188,680
Synchrony Financial*	4,960	151,627

		340,307

Real Estate Investment Trusts (REITS) - 1.9%
Weyerhaeuser Co	9,880	317,346

Real Estate Management & Development - 0.7%
Realogy Holdings Corp.*	3,030	108,292

Total Financials		765,945

Health Care - 23.3%
Health Care Equipment & Supplies - 7.0%
The Cooper Companies, Inc.	2,030	310,752
Intuitive Surgical, Inc.*	790	494,824
Medtronic plc	4,490	355,384

		1,160,960

Health Care Providers & Services - 5.7%
DaVita HealthCare Partners, Inc.*	4,730	349,547
Express Scripts Holding Co.*	5,090	375,286
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	2,500	217,594

		942,427

Health Care Technology - 2.6%
Cerner Corp.*	7,570	424,980

Life Sciences Tools & Services - 3.1%
QIAGEN N.V.*	9,240	207,530
Thermo Fisher Scientific, Inc.	2,130	307,252

		514,782

Pharmaceuticals - 4.9%
Johnson & Johnson	3,320	372,106
Novartis AG - ADR (Switzerland)	2,320	176,250
Perrigo Co. plc	2,780	268,743

		817,099

Total Health Care		3,860,248

Industrials - 3.7%
Building Products - 1.7%
Masco Corp.	9,280	284,989

The accompanying notes are an integral part of the financial statements.

4

Tax Managed Series

Investment Portfolio - April 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates - 2.0%
Danaher Corp.	3,430	$331,853

Total Industrials		616,842

Information Technology - 26.8%
Electronic Equipment, Instruments & Components - 3.2%
FLIR Systems, Inc.	10,870	328,383
VeriFone Systems, Inc.*	7,080	201,497

		529,880

Internet Software & Services - 7.3%
Alphabet, Inc. - Class A*	260	184,049
Alphabet, Inc. - Class C*	290	200,973
Facebook, Inc. - Class A*	5,400	634,932
Tencent Holdings Ltd. - Class H (China)[1]	9,200	187,205

		1,207,159

IT Services - 7.1%
Amdocs Ltd. - ADR	3,150	178,101
MasterCard, Inc. - Class A	4,650	451,004
PayPal Holdings, Inc.*	8,280	324,410
Visa, Inc. - Class A	3,020	233,265

		1,186,780

Semiconductors & Semiconductor Equipment - 2.5%
QUALCOMM, Inc.	8,060	407,191

Software - 4.4%
Aspen Technology, Inc.*	3,770	143,373
Electronic Arts, Inc.*	3,660	226,371
ServiceNow, Inc.*	5,150	368,122

		737,866

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	3,990	374,023

Total Information Technology		4,442,899

Materials - 5.9%
Chemicals - 4.0%
Ashland, Inc.	1,910	213,156
Monsanto Co.	4,810	450,601

		663,757

The accompanying notes are an integral part of the financial statements.

5

Tax Managed Series

Investment Portfolio - April 30, 2016

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 1.9%
Alcoa, Inc.	27,710	$309,521

Total Materials		973,278

TOTAL COMMON STOCKS
(Identified Cost $13,721,415)		16,290,016

SHORT-TERM INVESTMENT - 2.0%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.29%
(Identified Cost $335,999)	335,999	335,999

TOTAL INVESTMENTS - 100.2%
(Identified Cost $14,057,414)		16,626,015
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(35,401)

NET ASSETS - 100%		$16,590,614

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of April 30, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Tax Managed Series

Statement of Assets and Liabilities

April 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $14,057,414) (Note 2)	$16,626,015
Foreign tax reclaims receivable	16,357
Dividends receivable	9,544
Prepaid expenses	8,845

TOTAL ASSETS	16,660,761

LIABILITIES:

Accrued management fees (Note 3)	7,025
Accrued fund accounting and administration fees (Note 3)	6,125
Accrued transfer agent fees (Note 3)	2,142
Accrued Chief Compliance Officer service fees (Note 3)	381
Payable for securities purchased	20,855
Audit fees payable	16,404
Accrued printing and postage fees	10,330
Other payables and accrued expenses	6,885

TOTAL LIABILITIES	70,147

TOTAL NET ASSETS	$16,590,614

NET ASSETS CONSIST OF:

Capital stock	$7,267
Additional paid-in-capital	12,891,893
Undistributed net investment loss	(21,947)
Accumulated net realized gain (loss) on investments, foreign currency and translation of other assets and liabilities	1,145,825
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	2,567,576

TOTAL NET ASSETS	$16,590,614

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A
($16,590,614/726,681 shares)	$22.83

The accompanying notes are an integral part of the financial statements.

7

Tax Managed Series

Statement of Operations

For the Six Months Ended April 30, 2016 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $3,711)	$82,958

EXPENSES:

Management fees (Note 3)	87,343
Fund accounting and administration fees (Note 3)	16,957
Transfer agent fees (Note 3)	3,369
Chief Compliance Officer service fees (Note 3)	1,258
Directors’ fees (Note 3)	462
Audit fees	13,745
Printing and postage fees	8,403
Registration and filing fees	7,822
Custodian fees	2,266
Miscellaneous	2,442

Total Expenses	144,067
Less reduction of expenses (Note 3)	(39,255)

Net Expenses	104,812

NET INVESTMENT LOSS	(21,854)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	1,146,226
Foreign currency and translation of other assets and liabilities	(385)

1,145,841

Net change in unrealized appreciation (depreciation) on-
Investments	(993,977)
Foreign currency and translation of other assets and liabilities	856

(993,121)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	152,720

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$130,866

The accompanying notes are an integral part of the financial statements.

8

Tax Managed Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEAR ENDED 10/31/15
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(21,854)	$35,073
Net realized gain on investments and foreign currency	1,145,841	2,702,559
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(993,121)	(3,184,140)

Net increase (decrease) from operations	130,866	(446,508)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(22,080)	(35,591)
From net realized gain on investments	(2,657,130)	(5,685,380)

Total distributions to shareholders	(2,679,210)	(5,720,971)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(3,092,221)	(5,783,374)

Net decrease in net assets	(5,640,565)	(11,950,853)

NET ASSETS:

Beginning of period	22,231,179	34,182,032

End of period (including undistributed net investment loss of $21,947 and undistributed net investment income of $21,987, respectively)	$16,590,614	$22,231,179

The accompanying notes are an integral part of the financial statements.

9

Tax Managed Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$26.41	$33.05	$33.95	$27.69	$24.96	$25.01

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.03)	0.04	0.04	0.04	0.03	0.08
Net realized and unrealized gain (loss) on investments	0.23	(0.70)	3.73	7.52	2.77	(0.06)

Total from investment operations	0.20	(0.66)	3.77	7.56	2.80	0.02

Less distributions to shareholders:
From net investment income	(0.03)	(0.04)	(0.01)	(0.06)	(0.07)	(0.07)
From net realized gain on investments	(3.75)	(5.94)	(4.66)	(1.24)	—	—

Total distributions to shareholders	(3.78)	(5.98)	(4.67)	(1.30)	(0.07)	(0.07)

Net asset value - End of period	$22.83	$26.41	$33.05	$33.95	$27.69	$24.96

Net assets - End of period (000’s omitted)	$16,591	$22,231	$34,182	$33,669	$29,776	$47,663

Total return[2]	1.26%	(1.67%)	12.82%	28.41%	11.28%	0.08%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%[3]	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	(0.25%)[3]	0.13%	0.11%	0.13%	0.12%	0.29%
Portfolio turnover	26%	60%	47%	56%	47%	57%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.45%[3]	0.23%	0.13%	0.15%	0.10%	0.04%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

10

Tax Managed Series

Notes to Financial Statements

(unaudited)

1.	Organization

Tax Managed Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 87.5 million have been designated as Tax Managed Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

11

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$3,492,734	$3,492,734	$—	$—
Consumer Staples	1,409,860	442,007	967,853	—
Energy	728,210	728,210	—	—
Financials	765,945	765,945	—	—
Health Care	3,860,248	3,642,654	217,594	—
Industrials	616,842	616,842	—	—
Information Technology	4,442,899	4,255,694	187,205	—
Materials	973,278	973,278	—	—
Mutual Fund	335,999	335,999	—	—

Total assets	$16,626,015	$15,253,363	$1,372,652	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2015 or April 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2016.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and

12

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2016, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2012 through October 31, 2015. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

13

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Advisor has contractually agreed, until at least February 28, 2017, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $39,255 for the six months ended April 30, 2016, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2016, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $4,526,073 and $10,052,915, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Tax Managed Series were:

	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	15,596	$370,053	87,223	$2,406,990
Reinvested	118,732	2,622,782	212,488	5,512,395
Repurchased	(249,388)	(6,085,056)	(492,364)	(13,702,759)

Total	(115,060)	$(3,092,221)	(192,653)	$(5,783,374)

14

Tax Managed Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2016.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2015 were as follows:

Ordinary income	$35,591
Long-term capital gains	5,685,380

At April 30, 2016, the tax basis of components of distributable earnings and the net unrealized appreciation based on identified cost of investments for federal income tax purposes were as follows:

Cost for federal income tax purposes	$14,058,828
Unrealized appreciation	2,886,869
Unrealized depreciation	(319,682)

Net unrealized appreciation	$2,567,187

15

Tax Managed Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2015, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2015 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 29 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered a number of other factors relevant to performance at the meeting (and considers on a quarterly basis) including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives, investment performance of core products, product offerings, performance on an aggregate basis vs. performance over reasonable time periods and the Advisor’s investment process. The Directors acknowledged the challenging performance and discussed the investment process of the Advisor. The Directors confirmed that qualitative factors such as the Advisor’s investment process, including recent enhancements, were an important subset to be considered as part of their consideration of performance. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 22 of the 36 active Series of the Fund are currently experiencing expenses above the capped expense ratios, and thus the Advisor is incurring those expenses over the cap. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Equity Income Class S, High Yield Bond Class S, Pro-Blend Series Classes C and R, and Target Series’ Classes R and K, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio.

16

Tax Managed Series

Renewal of Investment Advisory Agreement

(unaudited)

The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

17

Tax Managed Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNTAX-4/16-SAR

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The Actual lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a Class of the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the Hypothetical lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD 11/1/15-4/30/16[1]	ANNUALIZED EXPENSE RATIO[2]
Target Income
Actual (Class K)	$1,000.00	$1,008.60	$1.50	0.30%
Hypothetical[3]	$1,000.00	$1,023.37	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,008.10	$2.75	0.55%
Hypothetical[3]	$1,000.00	$1,022.13	$2.77	0.55%

Actual (Class I)	$1,000.00	$1,010.90	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.61	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD 11/1/15-4/30/16[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2015
Actual (Class K)	$1,000.00	$1,003.00	$1.49	0.30%
Hypothetical[3]	$1,000.00	$1,023.37	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,001.70	$2.74	0.55%
Hypothetical[3]	$1,000.00	$1,022.13	$2.77	0.55%

Actual (Class I)	$1,000.00	$1,003.60	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.61	$0.25	0.05%

1

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD 11/1/15-4/30/16[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2020
Actual (Class K)	$1,000.00	$1,004.00	$1.49	0.30%
Hypothetical[3]	$1,000.00	$1,023.37	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,002.20	$2.74	0.55%
Hypothetical[3]	$1,000.00	$1,022.13	$2.77	0.55%

Actual (Class I)	$1,000.00	$1,004.40	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.61	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD 11/1/15-4/30/16[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2025
Actual (Class K)	$1,000.00	$1,001.30	$1.49	0.30%
Hypothetical[3]	$1,000.00	$1,023.37	$1.51	0.30%

Actual (Class R)	$1,000.00	$998.90	$2.73	0.55%
Hypothetical[3]	$1,000.00	$1,022.13	$2.77	0.55%

Actual (Class I)	$1,000.00	$1,001.90	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.61	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD 11/1/15-4/30/16[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2030
Actual (Class K)	$1,000.00	$1,004.20	$1.49	0.30%
Hypothetical[3]	$1,000.00	$1,023.37	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,003.70	$2.74	0.55%
Hypothetical[3]	$1,000.00	$1,022.13	$2.77	0.55%

Actual (Class I)	$1,000.00	$1,005.90	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.61	$0.25	0.05%

2

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD 11/1/15-4/30/16[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2035
Actual (Class K)	$1,000.00	$1,007.00	$1.50	0.30%
Hypothetical[3]	$1,000.00	$1,023.37	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,005.20	$2.74	0.55%
Hypothetical[3]	$1,000.00	$1,022.13	$2.77	0.55%

Actual (Class I)	$1,000.00	$1,008.30	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.61	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD 11/1/15-4/30/16[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2040
Actual (Class K)	$1,000.00	$1,008.90	$1.50	0.30%
Hypothetical[3]	$1,000.00	$1,023.37	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,008.00	$2.75	0.55%
Hypothetical[3]	$1,000.00	$1,022.13	$2.77	0.55%

Actual (Class I)	$1,000.00	$1,010.30	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.61	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD 11/1/15-4/30/16[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2045
Actual (Class K)	$1,000.00	$1,011.50	$1.50	0.30%
Hypothetical[3]	$1,000.00	$1,023.37	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,010.00	$2.75	0.55%
Hypothetical[3]	$1,000.00	$1,022.13	$2.77	0.55%

Actual (Class I)	$1,000.00	$1,012.90	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.61	$0.25	0.05%

3

Shareholder Expense Example

(unaudited)

	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD 11/1/15-4/30/16[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2050
Actual (Class K)	$1,000.00	$1,013.80	$1.50	0.30%
Hypothetical[3]	$1,000.00	$1,023.37	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,012.00	$2.75	0.55%
Hypothetical[3]	$1,000.00	$1,022.13	$2.77	0.55%

Actual (Class I)	$1,000.00	$1,013.50	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.61	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD 11/1/15-4/30/16[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2055
Actual (Class K)	$1,000.00	$1,013.50	$1.50	0.30%
Hypothetical[3]	$1,000.00	$1,023.37	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,012.20	$2.75	0.55%
Hypothetical[3]	$1,000.00	$1,022.13	$2.77	0.55%

Actual (Class I)	$1,000.00	$1,015.00	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.61	$0.25	0.05%
	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD 11/1/15-4/30/16[1]	ANNUALIZED EXPENSE RATIO[2]
Target 2060
Actual (Class K)	$1,000.00	$1,013.50	$1.50	0.30%
Hypothetical[3]	$1,000.00	$1,023.37	$1.51	0.30%

Actual (Class R)	$1,000.00	$1,012.00	$2.75	0.55%
Hypothetical[3]	$1,000.00	$1,022.13	$2.77	0.55%

Actual (Class I)	$1,000.00	$1,014.20	$0.25	0.05%
Hypothetical[3]	$1,000.00	$1,024.61	$0.25	0.05%

1Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total returns would have been lower had certain expenses not been reimbursed during the period.

2Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

3Assumes 5% annual return before expenses.

4

Portfolio Composition as of April 30, 2016 - Asset Allocation1

(unaudited)

1 Represents portfolio composition of the underlying investment(s) for each Series as a percentage of net assets.

2 A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3 A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

5

Portfolio Composition as of April 30, 2016 - Asset Allocation1

(unaudited)

1 Represents portfolio composition of the underlying investment(s) for each Series as a percentage of net assets.

2 A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3 A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

6

Investment Portfolios - April 30, 2016

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	8,116,433	$82,625,287

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $87,218,203)		82,625,287
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(20,139)

NET ASSETS - 100%		$82,605,148

*Less than (0.1%).

TARGET 2015 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.3%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	146,933	$1,495,777
Manning & Napier Pro-Blend® Moderate Term Series - Class I	525,216	5,252,164

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $6,755,413)		6,747,941
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(23,174)

NET ASSETS - 100%		$6,724,767

TARGET 2020 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Extended Term Series - Class I	3,233,934	$30,075,588
Manning & Napier Pro-Blend® Moderate Term Series - Class I	12,132,704	121,327,040

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $161,087,600)		151,402,628
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(28,284)

NET ASSETS - 100%		$151,374,344

*Less than (0.1%).

The accompanying notes are an integral part of the financial statements.

7

Investment Portfolios - April 30, 2016

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Pro-Blend® Extended Term Series - Class I	2,379,049	$22,125,154
Manning & Napier Pro-Blend® Moderate Term Series - Class I	777,616	7,776,161

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $30,579,741)		29,901,315
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(32,171)

NET ASSETS - 100%		$29,869,144

TARGET 2030 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Extended Term Series - Class I	14,222,047	$132,265,040
Manning & Napier Pro-Blend® Maximum Term Series - Class I	3,274,410	32,744,095

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $181,626,070)		165,009,135
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(32,303)

NET ASSETS - 100%		$164,976,832

*Less than (0.1%).

TARGET 2035 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Pro-Blend® Extended Term Series - Class I	1,375,289	$12,790,187
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,044,219	10,442,195

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $25,345,050)		23,232,382
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(32,624)

NET ASSETS - 100%		$23,199,758

The accompanying notes are an integral part of the financial statements.

8

Investment Portfolios - April 30, 2016

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Extended Term Series - Class I	3,326,381	$30,935,342
Manning & Napier Pro-Blend® Maximum Term Series - Class I	7,196,872	71,968,719

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $111,474,975)		102,904,061
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(22,310)

NET ASSETS - 100%		$102,881,751

*Less than (0.1%).

TARGET 2045 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.2%
Manning & Napier Pro-Blend® Extended Term Series - Class I	66,024	$614,019
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,137,005	11,370,050

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $12,638,782)		11,984,069
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(28,689)

NET ASSETS - 100%		$11,955,380

TARGET 2050 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	3,420,322	$34,203,220

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $36,096,928)		34,203,220
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(9,867)

NET ASSETS - 100%		$34,193,353

*Less than (0.1%).

The accompanying notes are an integral part of the financial statements.

9

Investment Portfolios - April 30, 2016

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.6%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	434,751	$4,347,515

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $4,502,892)		4,347,515
LIABILITIES, LESS OTHER ASSETS - (0.6%)		(27,455)

NET ASSETS - 100%		$4,320,060

TARGET 2060 SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 102.0%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	118,588	$1,185,875

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $1,082,391)		1,185,875
LIABILITIES, LESS OTHER ASSETS - (2.0%)		(23,265)

NET ASSETS - 100%		$1,162,610

The accompanying notes are an integral part of the financial statements.

10

Statements of Assets and Liabilities

April 30, 2016 (unaudited)

	TARGET INCOME	TARGET 2015	TARGET 2020	TARGET 2025	TARGET 2030
ASSETS:

Total investments in Underlying Series:
At value*	$82,625,287	$6,747,941	$151,402,628	$29,901,315	$165,009,135
Receivable from Advisor (Note 3)	7,544	9,689	6,062	9,173	6,683
Receivable for shares of Underlying Series sold	43,528	64,279	20,665	2,264	—
Receivable for fund shares sold	11,209	615	29,783	12,372	43,592
Prepaid expenses	28,102	92	26,001	348	23,923

TOTAL ASSETS	82,715,670	6,822,616	151,485,139	29,925,472	165,083,333

LIABILITIES:
Accrued fund accounting and administration fees (Note 3)	18,873	13,642	14,776	18,286	14,669
Accrued distribution and service (Rule 12b-1) fees (Note 3)	13,813	1,012	18,288	3,323	19,920
Accrued transfer agent fees (Note 3)	1,874	293	1,380	506	2,992
Accrued Chief Compliance Officer service fees (Note 3)	381	381	381	381	381
Payable for fund shares repurchased	54,709	64,678	50,287	14,173	37,279
Accrued printing and postage	11,103	2,162	7,417	2,173	7,413
Audit fees payable	5,776	11,761	11,430	11,706	11,446
Payable for shares of Underlying Series purchased	—	—	—	—	5,019
Custodian fees payable	3,298	1,449	6,302	1,820	6,833
Other payables and accrued expenses	695	2,471	534	3,960	549

TOTAL LIABILITIES	110,522	97,849	110,795	56,328	106,501

TOTAL NET ASSETS	$82,605,148	$6,724,767	$151,374,344	$29,869,144	$164,976,832

NET ASSETS CONSIST OF:
Capital stock	89,418	6,532	176,589	27,820	196,008
Additional paid-in-capital	88,675,953	7,628,586	165,869,187	33,322,570	184,331,742
Distributions in excess of net investment income	(69,495)	(5,183)	(98,651)	(17,263)	(104,313)
Accumulated net realized loss on Underlying Series	(1,497,812)	(897,696)	(4,887,809)	(2,785,557)	(2,829,670)
Net unrealized depreciation on Underlying Series	(4,592,916)	(7,472)	(9,684,972)	(678,426)	(16,616,935)

TOTAL NET ASSETS	$82,605,148	$6,724,767	$151,374,344	$29,869,144	$164,976,832

Class K
Net Assets	$64,876,404	$3,291,469	$77,727,774	$12,219,904	$79,714,066
Shares Outstanding	7,026,691	320,252	9,081,618	1,136,656	9,510,575
Net Asset Value, Offering Price, and Redemption Price per share	$9.23	$10.28	$8.56	$10.75	$8.38
Class R
Net Assets	$1,240,384	$780,054	$5,855,233	$2,126,085	$8,955,520
Shares Outstanding	135,862	75,731	692,972	197,174	1,078,252
Net Asset Value, Offering Price, and Redemption Price per share	$9.13	$10.30	$8.45	$10.78	$8.31
Class I
Net Assets	$16,488,360	$2,653,244	$67,791,337	$15,523,155	$76,307,246
Shares Outstanding	1,779,295	257,255	7,884,311	1,448,132	9,011,978
Net Asset Value, Offering Price, and Redemption Price per share	$9.27	$10.31	$8.60	$10.72	$8.47

*At identified cost	$87,218,203	$6,755,413	$161,087,600	$30,579,741	$181,626,070

The accompanying notes are an integral part of the financial statements.

11

Statements of Assets and Liabilities

April 30, 2016 (unaudited)

	TARGET 2035	TARGET 2040	TARGET 2045	TARGET 2050	TARGET 2055	TARGET 2060
ASSETS:

Total investments in Underlying Series:
At value*	$23,232,382	$102,904,061	$11,984,069	$34,203,220	$4,347,515	$1,185,875
Receivable from Advisor (Note 3)	9,371	7,527	9,531	9,726	9,868	7,434
Receivable for shares of Underlying Series sold	—	—	5,570	93,643	—	—
Receivable for fund shares sold	13,715	32,252	8,717	33,931	8,063	4,512
Prepaid expenses	178	23,770	124	20,881	44	4,502

TOTAL ASSETS	23,255,646	102,967,610	12,008,011	34,361,401	4,365,490	1,202,323

LIABILITIES:
Accrued fund accounting and administration fees (Note 3)	18,545	16,116	18,966	17,636	19,181	15,012
Accrued distribution and service (Rule 12b-1) fees (Note 3)	3,092	12,864	1,787	3,931	466	235
Accrued transfer agent fees (Note 3)	423	1,598	422	2,238	546	386
Accrued Chief Compliance Officer service fees (Note 3)	381	381	381	381	381	1,197
Payable for shares of Underlying Series purchased	12,842	23,923	—	—	5,149	4,178
Audit fees payable	11,722	11,580	11,752	10,996	11,770	18,120
Custodian fees payable	2,580	5,213	1,243	2,646	1,129	353
Accrued printing and postage	2,547	6,120	2,618	5,389	2,029	232
Payable for fund shares repurchased	798	7,581	13,404	124,408	2,329	—
Other payables and accrued expenses	2,958	483	2,058	423	2,450	—

TOTAL LIABILITIES	55,888	85,859	52,631	168,048	45,430	39,713

TOTAL NET ASSETS	$23,199,758	$102,881,751	$11,955,380	$34,193,353	$4,320,060	$1,162,610

NET ASSETS CONSIST OF:
Capital stock	20,963	120,066	10,434	36,952	3,750	1,112
Additional paid-in-capital	26,388,408	115,262,370	13,355,662	37,414,183	4,758,679	1,055,675
Distributions in excess of net investment income	(15,318)	(65,515)	(7,924)	(20,374)	(2,285)	(916)
Accumulated net realized gain (loss) on Underlying Series	(1,081,627)	(3,864,256)	(748,080)	(1,343,700)	(284,707)	3,255
Net unrealized appreciation (depreciation) on Underlying Series	(2,112,668)	(8,570,914)	(654,712)	(1,893,708)	(155,377)	103,484

TOTAL NET ASSETS	$23,199,758	$102,881,751	$11,955,380	$34,193,353	$4,320,060	$1,162,610

Class K
Net Assets	$10,130,751	$54,003,214	$5,659,840	$13,994,279	$1,350,186	$1,021,686
Shares Outstanding	917,189	6,323,042	493,971	1,516,992	117,641	97,704
Net Asset Value, Offering Price, and Redemption Price per share	$11.05	$8.54	$11.46	$9.23	$11.48	$10.46
Class R
Net Assets	$2,570,159	$4,688,179	$1,688,755	$2,397,724	$492,389	$86,297
Shares Outstanding	232,081	552,850	148,202	262,705	43,302	8,261
Net Asset Value, Offering Price, and Redemption Price per share	$11.07	$8.48	$11.39	$9.13	$11.37	$10.45
Class I
Net Assets	$10,498,848	$44,190,358	$4,606,785	$17,801,350	$2,477,485	$54,627
Shares Outstanding	947,059	5,130,674	401,237	1,915,501	214,023	5,220
Net Asset Value, Offering Price, and Redemption Price per share	$11.09	$8.61	$11.48	$9.29	$11.58	$10.46

*At identified cost	$25,345,050	$111,474,975	$12,638,782	$36,096,928	$4,502,892	$1,082,391

The accompanying notes are an integral part of the financial statements.

12

Statements of Operations

For the Six Months Ended April 30, 2016 (unaudited)

	TARGET INCOME	TARGET 2015	TARGET 2020	TARGET 2025	TARGET 2030
INVESTMENT INCOME:
Income distributions from Underlying Series	$1,323,991	$71,613	$1,440,186	$271,512	$1,320,957

EXPENSES:
Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	80,520	4,107	95,801	14,039	95,490
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	4,319	1,932	16,420	5,036	24,108
Fund accounting and administration fees (Note 3)	25,312	24,275	26,028	24,481	26,046
Transfer agent fees (Note 3)	2,216	650	2,395	1,037	5,059
Chief Compliance Officer service fees (Note 3)	1,258	1,258	1,257	1,258	1,258
Directors’ fees (Note 3)	1,137	160	2,868	452	3,048
Registration and filing fees	15,875	18,992	15,676	19,447	16,292
Audit fees	9,172	9,140	9,222	9,147	9,232
Printing and postage fees	6,035	2,193	8,929	2,945	12,065
Custodian fees	2,406	1,309	5,291	1,640	5,608
Miscellaneous	2,912	2,523	2,648	2,563	2,667

Total Expenses	151,162	66,539	186,535	82,045	200,873
Less reduction of expenses (Note 3)	(44,852)	(58,622)	(36,353)	(55,922)	(41,726)

Net Expenses	106,310	7,917	150,182	26,123	159,147

NET INVESTMENT INCOME	1,217,681	63,696	1,290,004	245,389	1,161,810

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:
Net realized loss on Underlying Series	(1,296,698)	(714,251)	(4,852,202)	(2,725,954)	(5,357,608)
Distributions of realized gains from Underlying Series	—	27,713	1,335,904	658,304	3,581,593
Net change in unrealized depreciation on Underlying Series	548,238	587,612	2,269,765	1,932,202	1,232,888

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	(748,460)	(98,926)	(1,246,533)	(135,448)	(543,127)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$469,221	$(35,230)	$43,471	$109,941	$618,683

The accompanying notes are an integral part of the financial statements.

13

Statements of Operations

For the Six Months Ended April 30, 2016 (unaudited)

	TARGET 2035	TARGET 2040	TARGET 2045	TARGET 2050	TARGET 2055	TARGET 2060

INVESTMENT INCOME:

Income distributions from Underlying Series	$146,575	$534,025	$38,498	$128,070	$13,126	$661

EXPENSES:
Distribution and services (Rule 12b-1) fees (Class K) (Note 3)	11,413	63,579	5,148	17,599	1,425	654
Distribution and services (Rule 12b-1) fees (Class R) (Note 3)	5,854	11,637	3,993	5,376	1,056	162
Fund accounting and administration fees (Note 3)	24,408	25,306	24,250	24,514	24,175	23,497
Chief Compliance Officer service fees (Note 3)	1,257	1,257	1,258	1,257	1,257	2,057
Transfer agent fees (Note 3)	870	2,723	919	3,729	1,087	504
Directors’ fees (Note 3)	344	1,890	149	756	51	50
Registration and filing fees	18,967	15,443	18,666	15,439	19,325	8,547
Audit fees	9,143	9,197	9,138	9,165	9,136	15,477
Printing and postage fees	2,710	8,332	2,701	8,084	2,381	496
Custodian fees	2,312	4,262	1,121	2,026	1,014	295
Miscellaneous	2,538	2,602	2,508	2,542	2,491	1,379

Total Expenses	79,816	146,228	69,851	90,487	63,398	53,118
Less reduction of expenses (Note 3)	(57,166)	(46,750)	(58,218)	(59,548)	(60,037)	(52,142)

Net Expenses	22,650	99,478	11,633	30,939	3,361	976

NET INVESTMENT INCOME (LOSS)	123,925	434,547	26,865	97,131	9,765	(315)

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:
Net realized gain (loss) on Underlying Series	(744,380)	(4,129,715)	(510,985)	(1,200,027)	(100,482)	146
Distributions of realized gains from Underlying Series	456,356	1,990,461	183,337	609,890	62,510	3,143
Net change in unrealized appreciation (depreciation) on Underlying Series	361,235	2,546,361	524,204	948,516	137,006	97,993

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	73,211	407,107	196,556	358,379	99,034	101,282

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$197,136	$841,654	$223,421	$455,510	$108,799	$100,967

The accompanying notes are an integral part of the financial statements.

14

Statements of Changes in Net Assets

	TARGET INCOME FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEAR ENDED 10/31/15	TARGET 2015 FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEAR ENDED 10/31/15

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,217,681	$1,174,075	$63,696	$115,679
Net realized gain (loss) on Underlying Series	(1,296,698)	327,062	(714,251)	(354,202)
Distributions of realized gains from Underlying Series	—	4,306,403	27,713	852,222
Net change in unrealized appreciation (depreciation) on Underlying Series	548,238	(6,081,504)	587,612	(763,903)

Net increase (decrease) from operations	469,221	(273,964)	(35,230)	(150,204)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class K)	(948,068)	(1,346,562)	(28,641)	(74,230)
From net investment income (Class R)	(26,997)	(278,571)	(6,194)	(31,804)
From net investment income (Class I)	(363,250)	(368,537)	(40,501)	(129,353)
From net realized gain on investments (Class K)	(2,870,405)	(3,365,065)	(238,125)	(102,766)
From net realized gain on investments (Class R)	(90,931)	(851,245)	(59,085)	(52,006)
From net realized gain on investments (Class I)	(1,015,587)	(818,325)	(289,064)	(159,729)

Total distributions to shareholders	(5,315,238)	(7,028,305)	(661,610)	(549,888)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(8,339,213)	25,635,184	(2,045,613)	595,483

Net increase (decrease) in net assets	(13,185,230)	18,332,915	(2,742,453)	(104,609)

NET ASSETS:

Beginning of period	95,790,378	77,457,463	9,467,220	9,571,829

End of period[1]	$82,605,148	$95,790,378	$6,724,767	$9,467,220

[1] Including undistributed (distributions in excess of) net investment income:	$(69,495)	$51,139	$(5,183)	$6,457

The accompanying notes are an integral part of the financial statements.

15

Statements of Changes in Net Assets

	TARGET 2020 FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEAR ENDED 10/31/15	TARGET 2025 FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEAR ENDED 10/31/15	TARGET 2030 FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEAR ENDED 10/31/15

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,290,004	$2,188,348	$245,389	$334,757	$1,161,810	$2,130,691
Net realized loss on Underlying Series	(4,852,202)	(3,111,100)	(2,725,954)	(973,443)	(5,357,608)	(461,557)
Distributions of realized gains from Underlying Series	1,335,904	18,962,248	658,304	3,129,155	3,581,593	28,133,734
Net change in unrealized appreciation (depreciation) on Underlying Series	2,269,765	(21,261,309)	1,932,202	(3,130,833)	1,232,888	(33,119,207)

Net increase (decrease) from operations	43,471	(3,221,813)	109,941	(640,364)	618,683	(3,316,339)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class K)	(701,057)	(2,505,775)	(106,410)	(297,449)	(623,920)	(4,570,890)
From net investment income (Class R)	(54,306)	(500,611)	(16,095)	(109,978)	(67,374)	(735,285)
From net investment income (Class I)	(743,652)	(2,125,424)	(162,404)	(477,523)	(690,791)	(2,871,200)
From net realized gain on investments (Class K)	(6,912,732)	(7,356,511)	(918,204)	(326,846)	(10,610,704)	(11,306,421)
From net realized gain on investments (Class R)	(656,604)	(1,722,295)	(162,874)	(140,351)	(1,437,863)	(1,986,960)
From net realized gain on investments (Class I)	(6,366,879)	(5,519,527)	(1,221,422)	(488,200)	(10,036,066)	(6,424,281)

Total distributions to shareholders	(15,435,230)	(19,730,143)	(2,587,409)	(1,840,347)	(23,466,718)	(27,895,037)

CAPITAL STOCK ISSUED AND REPURCHASED:
Net increase (decrease) from capital share transactions (Note 6)	3,620,606	6,496,480	2,811,365	7,669,888	21,670,479	(391,486)

Net increase (decrease) in net assets	(11,771,153)	(16,455,476)	333,897	5,189,177	(1,177,556)	(31,602,862)

NET ASSETS:

Beginning of period	163,145,497	179,600,973	29,535,247	24,346,070	166,154,388	197,757,250

End of period[1]	$151,374,344	$163,145,497	$29,869,144	$29,535,247	$164,976,832	$166,154,388

[1] Including undistributed (distributions in excess of) net investment income:	$(98,651)	$110,360	$(17,263)	$22,257	$(104,313)	$115,962

The accompanying notes are an integral part of the financial statements.

16

Statements of Changes in Net Assets

	TARGET 2035 FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEAR ENDED 10/31/15	TARGET 2040 FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEAR ENDED 10/31/15	TARGET 2045 FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEAR ENDED 10/31/15

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$123,925	$206,341	$434,547	$982,885	$26,865	$63,984
Net realized loss on Underlying Series	(744,380)	(805,034)	(4,129,715)	(1,382,593)	(510,985)	(377,628)
Distributions of realized gains from Underlying Series	456,356	2,943,470	1,990,461	20,893,461	183,337	1,408,794
Net change in unrealized appreciation (depreciation) on Underlying Series	361,235	(2,867,926)	2,546,361	(22,351,962)	524,204	(1,330,359)

Net increase (decrease) from operations	197,136	(523,149)	841,654	(1,858,209)	223,421	(235,209)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class K)	(59,887)	(329,120)	(264,432)	(4,088,810)	(13,585)	(156,127)
From net investment income (Class R)	(11,869)	(120,541)	(16,731)	(488,750)	(3,972)	(91,933)
From net investment income (Class I)	(82,578)	(472,419)	(276,204)	(2,080,865)	(22,496)	(220,609)
From net realized gain on investments (Class K)	(911,580)	(274,022)	(8,092,255)	(10,306,151)	(375,447)	(117,251)
From net realized gain on investments (Class R)	(233,295)	(108,826)	(775,712)	(1,318,271)	(169,076)	(73,722)
From net realized gain on investments (Class I)	(1,053,646)	(371,000)	(6,693,299)	(4,840,432)	(455,925)	(157,365)

Total distributions to shareholders	(2,352,855)	(1,675,928)	(16,118,633)	(23,123,279)	(1,040,501)	(817,007)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	3,046,239	6,731,366	17,449,408	(1,385,064)	2,835,162	3,229,422

Net increase (decrease) in net assets	890,520	4,532,289	2,172,429	(2,666,552)	2,018,082	2,177,206

NET ASSETS:

Beginning of period	22,309,238	17,776,949	100,709,322	127,075,874	9,937,298	7,760,092

End of period[1]	$23,199,758	$22,309,238	$102,881,751	$100,709,322	$11,955,380	$9,937,298

[1] Including undistributed (distributions in excess of) net investment income:	$(15,318)	$15,091	$(65,515)	$57,305	$(7,924)	$5,264

The accompanying notes are an integral part of the financial statements.

17

Statements of Changes in Net Assets

	TARGET 2050 FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEAR ENDED 10/31/15	TARGET 2055 FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEAR ENDED 10/31/15	TARGET 2060 FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE PERIOD 9/21/15[1] TO 10/31/15

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$97,131	$346,546	$9,765	$21,660	$(315)	$(50)
Net realized gain (loss) on Underlying Series	(1,200,027)	(2,322,553)	(100,482)	(295,606)	146	11
Distributions of realized gains from Underlying Series	609,890	10,884,743	62,510	542,597	3,143	—

Net change in unrealized appreciation (depreciation) on Underlying Series	948,516	(9,156,768)	137,006	(313,271)	97,993	5,491

Net increase (decrease) from operations	455,510	(248,032)	108,799	(44,620)	100,967	5,452

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class K)	(50,774)	(2,509,188)	(3,883)	(98,964)	(189)	—
From net investment income (Class R)	(3,713)	(260,575)	(988)	(26,485)	(187)	—
From net investment income (Class I)	(75,031)	(742,815)	(8,740)	(53,400)	(225)	—
From net realized gain on investments (Class K)	(2,778,003)	(5,037,375)	(100,952)	(51,648)	—	—
From net realized gain on investments (Class R)	(407,411)	(541,441)	(39,479)	(14,363)	—	—
From net realized gain on investments (Class I)	(2,969,532)	(1,368,611)	(162,904)	(25,481)	—	—

Total distributions to shareholders	(6,284,464)	(10,460,005)	(316,946)	(270,341)	(601)	—

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	6,975,786	(20,993,216)	1,319,748	359,064	902,823	153,969

Net increase (decrease) in net assets	1,146,832	(31,701,253)	1,111,601	44,103	1,003,189	159,421

NET ASSETS:

Beginning of period	33,046,521	64,747,774	3,208,459	3,164,356	159,421	—

End of period[2]	$34,193,353	$33,046,521	$4,320,060	$3,208,459	$1,162,610	$159,421

[1] Commencement of operations.
[2] Including undistributed (distributions in excess of) net investment income:	$(20,374)	$12,013	$(2,285)	$1,561	$(916)	$—

The accompanying notes are an integral part of the financial statements.

18

Financial Highlights

TARGET INCOME SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.72	$10.84	$11.00	$10.86	$10.86	$11.02

Income (loss) from investment operations:
Net investment income[1,2]	0.12	0.15	0.18	0.18	0.22	0.23
Net realized and unrealized gain (loss) on investments	(0.05)	(0.29)	0.37	0.63	0.48	0.06

Total from investment operations	0.07	(0.14)	0.55	0.81	0.70	0.29

Less distributions to shareholders:
From net investment income	(0.14)	(0.28)	(0.29)	(0.24)	(0.25)	(0.33)
From net realized gain on investments	(0.42)	(0.70)	(0.42)	(0.43)	(0.45)	(0.12)

Total distributions to shareholders	(0.56)	(0.98)	(0.71)	(0.67)	(0.70)	(0.45)

Net asset value - End of period	$9.23	$9.72	$10.84	$11.00	$10.86	$10.86

Net assets - End of period (000’s omitted)	$64,876	$67,322	$52,442	$47,676	$45,926	$44,682

Total return[3]	0.86%	(1.38%)	5.35%	7.83%	6.98%	2.77%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[4,5]	0.30%[5]	0.30%[6]	0.30%[6]	0.30%[5]	0.30%[7]
Net investment income[2]	2.65%[4]	1.54%	1.63%	1.69%	2.07%	2.11%
Series portfolio turnover[8]	3%	16%	15%	14%	16%	14%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.11%[4,5]	0.16%[5]	0.12%[6]	0.16%[6]	0.20%[5]	0.22%[7]
TARGET INCOME SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.61	$10.71	$10.89	$10.76	$10.77	$10.93

Income (loss) from investment operations:
Net investment income[1,2]	0.13	0.21	0.15	0.07	0.09	0.16
Net realized and unrealized gain (loss) on investments	(0.07)	(0.38)	0.36	0.70	0.58	0.10

Total from investment operations	0.06	(0.17)	0.51	0.77	0.67	0.26

Less distributions to shareholders:
From net investment income	(0.12)	(0.23)	(0.27)	(0.21)	(0.23)	(0.30)
From net realized gain on investments	(0.42)	(0.70)	(0.42)	(0.43)	(0.45)	(0.12)

Total distributions to shareholders	(0.54)	(0.93)	(0.69)	(0.64)	(0.68)	(0.42)

Net asset value - End of period	$9.13	$9.61	$10.71	$10.89	$10.76	$10.77

Net assets - End of period (000’s omitted)	$1,240	$2,468	$13,406	$13,475	$3,853	$553

Total return[3]	0.81%	(1.70%)	5.00%	7.52%	6.77%	2.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[4,5]	0.55%[5]	0.55%[6]	0.55%[6]	0.55%[5]	0.55%[7]
Net investment income[2]	2.95%[4]	2.05%	1.40%	0.66%	0.84%	1.47%
Series portfolio turnover[8]	3%	16%	15%	14%	16%	14%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.10%[4,5]	0.16%[5]	0.12%[6]	0.14%[6]	0.20%[5]	0.22%[7]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.68%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.69%.

8Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

19

Financial Highlights

TARGET INCOME SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.75	$10.88	$11.04	$10.90	$10.89	$11.05

Income (loss) from investment operations:
Net investment income[1,2]	0.16	0.16	0.21	0.19	0.24	0.07
Net realized and unrealized gain (loss) on investments	(0.07)	(0.28)	0.37	0.65	0.50	0.25

Total from investment operations	0.09	(0.12)	0.58	0.84	0.74	0.32

Less distributions to shareholders:
From net investment income	(0.15)	(0.31)	(0.32)	(0.27)	(0.28)	(0.36)
From net realized gain on investments	(0.42)	(0.70)	(0.42)	(0.43)	(0.45)	(0.12)

Total distributions to shareholders	(0.57)	(1.01)	(0.74)	(0.70)	(0.73)	(0.48)

Net asset value - End of period	$9.27	$9.75	$10.88	$11.04	$10.90	$10.89

Net assets - End of period (000’s omitted)	$16,488	$26,000	$11,610	$11,271	$6,300	$4,068

Total return[3]	1.09%	(1.21%)	5.59%	8.09%	7.34%	3.00%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[4,5]	0.05%[5]	0.05%[6]	0.05%[6]	0.05%[5]	0.05%[7]
Net investment income[2]	3.42%[4]	1.65%	1.92%	1.76%	2.30%	0.68%
Series portfolio turnover[8]	3%	16%	15%	14%	16%	14%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.10%[4,5]	0.16%[5]	0.12%[6]	0.16%[6]	0.20%[5]	0.23%[7]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.68%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.69%.

8Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

20

Financial Highlights

TARGET 2015 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED			FOR THE PERIOD
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.17	$12.07	$11.79	$10.59	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.07	0.12	0.10	0.15	(0.01)
Net realized and unrealized gain (loss) on investments	(0.06)	(0.35)	0.53	1.25	0.60

Total from investment operations	0.01	(0.23)	0.63	1.40	0.59

Less distributions to shareholders:
From net investment income	(0.10)	(0.28)	(0.26)	(0.20)	—
From net realized gain on investments	(0.80)	(0.39)	(0.09)	—	—

Total distributions to shareholders	(0.90)	(0.67)	(0.35)	(0.20)	—

Net asset value - End of period	$10.28	$11.17	$12.07	$11.79	$10.59

Net assets - End of period (000’s omitted)	$3,291	$3,500	$3,200	$1,019	$1,498 [4]

Total return[5]	0.30%	(2.04%)	5.45%	13.45%	5.90%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[6,7]	0.30%[8]	0.30%[9]	0.30%[9]	0.30%[6,10]
Net investment income (loss)[3]	1.47%[6]	1.01%	0.80%	1.34%	(0.30%)[6]
Series portfolio turnover[11]	35%	46%	46%	50%	— [12]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.56%[6,7]	1.14%[8]	1.41%[9]	6.06%[9]	9,646%[6,10,13]
TARGET 2015 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED			FOR THE PERIOD
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.19	$12.09	$11.81	$10.59	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.07	0.12	0.07	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	(0.08)	(0.39)	0.53	1.39	0.61

Total from investment operations	(0.01)	(0.27)	0.60	1.40	0.59

Less distributions to shareholders:
From net investment income	(0.08)	(0.24)	(0.23)	(0.18)	—
From net realized gain on investments	(0.80)	(0.39)	(0.09)	—	—

Total distributions to shareholders	(0.88)	(0.63)	(0.32)	(0.18)	—

Net asset value - End of period	$10.30	$11.19	$12.09	$11.81	$10.59

Net assets - End of period (000’s omitted)	$780	$839	$1,587	$1,015	$106 [4]

Total return[5]	0.17%	(2.37%)	5.22%	13.36%	5.90%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[6,7]	0.55%[8]	0.55%[9]	0.55%[9]	0.55%[6,10]
Net investment income (loss)[3]	1.32%[6]	1.07%	0.60%	0.11%	(0.55%)[6]
Series portfolio turnover[11]	35%	46%	46%	50%	— [12]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.56%[6,7]	1.14%[8]	1.47%[9]	3.45%[9]	10,644%[6,10,13]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.68% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

12Less than 1%.

13The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

21

Financial Highlights

TARGET 2015 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED			FOR THE PERIOD
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.21	$12.11	$11.83	$10.61	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.10	0.15	0.14	0.11	— [4]
Net realized and unrealized gain (loss) on investments	(0.09)	(0.35)	0.51	1.32	0.61

Total from investment operations	0.01	(0.20)	0.65	1.43	0.61

Less distributions to shareholders:
From net investment income	(0.11)	(0.31)	(0.28)	(0.21)	—
From net realized gain on investments	(0.80)	(0.39)	(0.09)	—	—

Total distributions to shareholders	(0.91)	(0.70)	(0.37)	(0.21)	—

Net asset value - End of period	$10.31	$11.21	$12.11	$11.83	$10.61

Net assets - End of period (000’s omitted)	$2,653	$5,129	$4,785	$3,619	$209 [5]

Total return[6]	0.36%	(1.78%)	5.67%	13.71%	6.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[7,8]	0.05%[9]	0.05%[10]	0.05%[10]	0.05%[7,11]
Net investment income (loss)[3]	2.00%[7]	1.28%	1.12%	1.01%	(0.05%)[7]
Series portfolio turnover[12]	35%	46%	46%	50%	— [13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	1.56%[7,8]	1.14%[9]	1.46%[10]	4.09%[10]	9,682%[7,11,14]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $0.01.

5Represents the whole number without rounding to the 000s.

6Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

7Annualized.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.68% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

12Reflects activity of the Series and does not include the activity of the Underlying Series.

13Less than 1%.

14The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

22

Financial Highlights

TARGET 2020 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.45	$10.77	$10.79	$9.89	$10.12	$10.33

Income (loss) from investment operations:
Net investment income[1,2]	0.07	0.11	0.11	0.12	0.17	0.20
Net realized and unrealized gain (loss) on investments	(0.07)	(0.33)	0.51	1.33	0.54	0.12

Total from investment operations	—	(0.22)	0.62	1.45	0.71	0.32

Less distributions to shareholders:
From net investment income	(0.08)	(0.28)	(0.25)	(0.20)	(0.21)	(0.19)
From net realized gain on investments	(0.81)	(0.82)	(0.39)	(0.35)	(0.73)	(0.34)

Total distributions to shareholders	(0.89)	(1.10)	(0.64)	(0.55)	(0.94)	(0.53)

Net asset value - End of period	$8.56	$9.45	$10.77	$10.79	$9.89	$10.12

Net assets - End of period (000’s omitted)	$77,728	$80,006	$95,364	$82,841	$67,039	$56,290

Total return[3]	0.40%	(2.24%)	6.14%	15.43%	8.08%	3.14%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[4,5]	0.30%[6]	0.30%[7]	0.30%[7]	0.30%[8]	0.30%[5]
Net investment income[2]	1.56%[4]	1.17%	1.06%	1.20%	1.72%	1.97%
Series portfolio turnover[9]	11%	42%	37%	19%	24%	49%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.05%[4,5]	0.04%[6]	0.03%[7]	0.05%[7]	0.08%[8]	0.10%[5]
TARGET 2020 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.34	$10.60	$10.66	$9.78	$10.02	$10.24

Income (loss) from investment operations:
Net investment income[1,2]	0.06	0.12	0.09	0.09	0.14	0.15
Net realized and unrealized gain (loss) on investments	(0.07)	(0.32)	0.47	1.32	0.54	0.14

Total from investment operations	(0.01)	(0.20)	0.56	1.41	0.68	0.29

Less distributions to shareholders:
From net investment income	(0.07)	(0.24)	(0.23)	(0.18)	(0.19)	(0.17)
From net realized gain on investments	(0.81)	(0.82)	(0.39)	(0.35)	(0.73)	(0.34)

Total distributions to shareholders	(0.88)	(1.06)	(0.62)	(0.53)	(0.92)	(0.51)

Net asset value - End of period	$8.45	$9.34	$10.60	$10.66	$9.78	$10.02

Net assets - End of period (000’s omitted)	$5,855	$8,193	$22,564	$30,393	$19,150	$16,105

Total return[3]	0.22%	(2.13%)	5.55%	15.07%	7.82%	2.85%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[4,5]	0.55%[6]	0.55%[7]	0.55%[7]	0.55%[8]	0.55%[5]
Net investment income[2]	1.50%[4]	1.24%	0.83%	0.85%	1.47%	1.48%
Series portfolio turnover[9]	11%	42%	37%	19%	24%	49%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.05%[4,5]	0.04%[6]	0.03%[7]	0.05%[7]	0.08%[8]	0.10%[5]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

23

Financial Highlights

TARGET 2020 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.50	$10.81	$10.83	$9.93	$10.16	$10.37

Income (loss) from investment operations:
Net investment income[1,2]	0.08	0.13	0.16	0.14	0.20	0.09
Net realized and unrealized gain (loss) on investments	(0.08)	(0.31)	0.49	1.34	0.54	0.25

Total from investment operations	—	(0.18)	0.65	1.48	0.74	0.34

Less distributions to shareholders:
From net investment income	(0.09)	(0.31)	(0.28)	(0.23)	(0.24)	(0.21)
From net realized gain on investments	(0.81)	(0.82)	(0.39)	(0.35)	(0.73)	(0.34)

Total distributions to shareholders	(0.90)	(1.13)	(0.67)	(0.58)	(0.97)	(0.55)

Net asset value - End of period	$8.60	$9.50	$10.81	$10.83	$9.93	$10.16

Net assets - End of period (000’s omitted)	$67,791	$74,947	$61,673	$70,556	$39,523	$25,262

Total return[3]	0.44%	(1.87%)	6.37%	15.65%	8.36%	3.37%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[4,5]	0.05%[6]	0.05%[7]	0.05%[7]	0.05%[8]	0.05%[5]
Net investment income[2]	1.87%[4]	1.33%	1.48%	1.34%	2.10%	0.85%
Series portfolio turnover[9]	11%	42%	37%	19%	24%	49%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.05%[4,5]	0.04%[6]	0.03%[7]	0.05%[7]	0.08%[8]	0.11%[5]
1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series—Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series—Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series—Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series—Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Moderate Term Series—Class I and 0.81% for Manning & Napier Pro-Blend® Extended Term Series—Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series—Class I and 0.82% for Manning & Napier Pro-Blend® Extended Term Series—Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

24

Financial Highlights

TARGET 2025 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED			FOR THE PERIOD
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.82	$13.01	$12.50	$10.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.09	0.12	0.09	0.09	(0.01)
Net realized and unrealized gain (loss) on investments	(0.11)	(0.40)	0.80	1.85	0.78

Total from investment operations	(0.02)	(0.28)	0.89	1.94	0.77

Less distributions to shareholders:
From net investment income	(0.11)	(0.43)	(0.34)	(0.21)	—
From net realized gain on investments	(0.94)	(0.48)	(0.04)	—	—

Total distributions to shareholders	(1.05)	(0.91)	(0.38)	(0.21)	—

Net asset value - End of period	$10.75	$11.82	$13.01	$12.50	$10.77

Net assets - End of period (000’s omitted)	$12,220	$11,896	$7,501	$710	$47,648 [4]

Total return[5]	0.13%	(2.31%)	7.28%	18.32%	7.70%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[6,7]	0.30%[8]	0.30%[9]	0.30%[9]	0.30%[6,10]
Net investment income (loss)[3]	1.62%[6]	1.01%	0.66%	0.80%	(0.30%)[6]
Series portfolio turnover[11]	41%	27%	30%	22%	— [12]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.40%[6,7]	0.39%[8]	0.59%[9]	10.70%[9]	259%[6,10,13]
TARGET 2025 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED			FOR THE PERIOD
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.86	$13.02	$12.53	$10.75	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.07	0.13	0.10	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.12)	(0.43)	0.75	1.98	0.77

Total from investment operations	(0.05)	(0.30)	0.85	1.97	0.75

Less distributions to shareholders:
From net investment income	(0.09)	(0.38)	(0.32)	(0.19)	—
From net realized gain on investments	(0.94)	(0.48)	(0.04)	—	—

Total distributions to shareholders	(1.03)	(0.86)	(0.36)	(0.19)	—

Net asset value - End of period	$10.78	$11.86	$13.02	$12.53	$10.75

Net assets - End of period (000’s omitted)	$2,126	$2,101	$3,799	$1,540	$108 [4]

Total return[5]	(0.11%)	(2.44%)	6.93%	18.61%	7.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[6,7]	0.55%[8]	0.55%[9]	0.55%[9]	0.55%[6,10]
Net investment income (loss)[3]	1.40%[6]	1.07%	0.75%	(0.10%)	(0.55%)[6]
Series portfolio turnover[11]	41%	27%	30%	22%	— [12]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.40%[6,7]	0.39%[8]	0.62%[9]	1.75%[9]	3,129%[6,10,13]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series—Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series—Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series—Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series—Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series—Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series—Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series—Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series—Class I.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

12Less than 1%.

13The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

25

Financial Highlights

TARGET 2025 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED			FOR THE PERIOD
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	6/25/12[1] TO 10/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.80	$12.98	$12.47	$10.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.10	0.16	0.16	0.12	— [4]
Net realized and unrealized gain (loss) on investments	(0.12)	(0.40)	0.75	1.81	0.77

Total from investment operations	(0.02)	(0.24)	0.91	1.93	0.77

Less distributions to shareholders:
From net investment income	(0.12)	(0.46)	(0.36)	(0.23)	—
From net realized gain on investments	(0.94)	(0.48)	(0.04)	—	—

Total distributions to shareholders	(1.06)	(0.94)	(0.40)	(0.23)	—

Net asset value - End of period	$10.72	$11.80	$12.98	$12.47	$10.77

Net assets - End of period (000’s omitted)	$15,523	$15,539	$13,046	$9,373	$211 [5]

Total return[6]	0.19%	(2.00%)	7.51%	18.26%	7.70%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[7,8]	0.05%[9]	0.05%[10]	0.05%[10]	0.05%[7,11]
Net investment income (loss)[3]	1.87%[7]	1.29%	1.22%	1.03%	(0.05%)[7]
Series portfolio turnover[12]	41%	27%	30%	22%	— [13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.40%[7,8]	0.39%[9]	0.64%[10]	1.43%[10]	1,967%[7,11,14]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $0.01.

5Represents the whole number without rounding to the 000s.

6Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

7Annualized.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

12Reflects activity of the Series and does not include the activity of the Underlying Series.

13Less than 1%.

14The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

26

Financial Highlights

TARGET 2030 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.78	$11.52	$11.40	$9.94	$10.02	$10.15

Income (loss) from investment operations:
Net investment income[1,2]	0.06	0.11	0.10	0.10	0.14	0.16
Net realized and unrealized gain (loss) on investments	(0.07)	(0.34)	0.73	1.86	0.66	0.16

Total from investment operations	(0.01)	(0.23)	0.83	1.96	0.80	0.32

Less distributions to shareholders:
From net investment income	(0.08)	(0.44)	(0.35)	(0.15)	(0.17)	(0.15)
From net realized gain on investments	(1.31)	(1.07)	(0.36)	(0.35)	(0.71)	(0.30)

Total distributions to shareholders	(1.39)	(1.51)	(0.71)	(0.50)	(0.88)	(0.45)

Net asset value - End of period	$8.38	$9.78	$11.52	$11.40	$9.94	$10.02

Net assets - End of period (000’s omitted)	$79,714	$79,169	$118,788	$91,676	$67,510	$63,436

Total return[3]	0.42%	(2.33%)	7.67%	20.56%	9.12%	3.15%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[4,5]	0.30%[6]	0.30%[7]	0.30%[7]	0.30%[8]	0.30%[5]
Net investment income[2]	1.35%[4]	1.11%	0.87%	0.90%	1.50%	1.58%
Series portfolio turnover[9]	13%	38%	27%	9%	62%	40%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.05%[4,5]	0.04%[6]	0.03%[7]	0.05%[7]	0.09%[8]	0.11%[5]
TARGET 2030 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.70	$11.37	$11.31	$9.87	$9.96	$10.09

Income (loss) from investment operations:
Net investment income[1,2]	0.05	0.10	0.07	0.07	0.09	0.11
Net realized and unrealized gain (loss) on investments	(0.07)	(0.30)	0.67	1.85	0.68	0.19

Total from investment operations	(0.02)	(0.20)	0.74	1.92	0.77	0.30

Less distributions to shareholders:
From net investment income	(0.06)	(0.40)	(0.32)	(0.13)	(0.15)	(0.13)
From net realized gain on investments	(1.31)	(1.07)	(0.36)	(0.35)	(0.71)	(0.30)

Total distributions to shareholders	(1.37)	(1.47)	(0.68)	(0.48)	(0.86)	(0.43)

Net asset value - End of period	$8.31	$9.70	$11.37	$11.31	$9.87	$9.96

Net assets - End of period (000’s omitted)	$8,956	$11,115	$20,894	$28,034	$18,759	$9,243

Total return[3]	0.37%	(2.11%)	6.90%	20.19%	8.84%	2.94%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[4,5]	0.55%[6]	0.55%[7]	0.55%[7]	0.55%[8]	0.55%[5]
Net investment income[2]	1.24%[4]	0.95%	0.62%	0.63%	0.94%	1.11%
Series portfolio turnover[9]	13%	38%	27%	9%	62%	40%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.05%[4,5]	0.04%[6]	0.03%[7]	0.05%[7]	0.09%[8]	0.11%[5]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

27

Financial Highlights

TARGET 2030 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.87	$11.61	$11.48	$10.01	$10.09	$10.21

Income (loss) from investment operations:
Net investment income[1,2]	0.07	0.12	0.14	0.12	0.17	0.07
Net realized and unrealized gain (loss) on investments	(0.07)	(0.32)	0.73	1.88	0.65	0.28

Total from investment operations	—	(0.20)	0.87	2.00	0.82	0.35

Less distributions to shareholders:
From net investment income	(0.09)	(0.47)	(0.38)	(0.18)	(0.19)	(0.17)
From net realized gain on investments	(1.31)	(1.07)	(0.36)	(0.35)	(0.71)	(0.30)

Total distributions to shareholders	(1.40)	(1.54)	(0.74)	(0.53)	(0.90)	(0.47)

Net asset value - End of period	$8.47	$9.87	$11.61	$11.48	$10.01	$10.09

Net assets - End of period (000’s omitted)	$76,307	$75,870	$58,075	$63,662	$37,832	$20,249

Total return[3]	0.59%	(2.02%)	7.95%	20.81%	9.36%	3.47%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[4,5]	0.05%[6]	0.05%[7]	0.05%[7]	0.05%[8]	0.05%[5]
Net investment income[2]	1.62%[4]	1.22%	1.23%	1.14%	1.78%	0.74%
Series portfolio turnover[9]	13%	38%	27%	9%	62%	40%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.05%[4,5]	0.04%[6]	0.03%[7]	0.05%[7]	0.09%[8]	0.12%[5]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

28

Financial Highlights

TARGET 2035 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEARS ENDED			FOR THE PERIOD 6/25/12[1] TO 10/31/12
		10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.32	$13.71	$13.22	$10.92	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.06	0.11	0.06	0.08	(0.01)
Net realized and unrealized gain (loss) on investments	(0.04)	(0.38)	0.99	2.35	0.93 [4]

Total from investment operations	0.02	(0.27)	1.05	2.43	0.92

Less distributions to shareholders:
From net investment income	(0.08)	(0.61)	(0.46)	(0.13)	—
From net realized gain on investments	(1.21)	(0.51)	(0.10)	—	—

Total distributions to shareholders	(1.29)	(1.12)	(0.56)	(0.13)	—

Net asset value - End of period	$11.05	$12.32	$13.71	$13.22	$10.92

Net assets - End of period (000’s omitted)	$10,131	$8,979	$5,378	$465	$15,034 [5]

Total return[6]	0.70%	(2.20%)	8.17%	22.42%	9.20%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[7,8]	0.30%[9]	0.30%[10]	0.30%[10]	0.30%[7,11]
Net investment income (loss)[3]	1.02%[7]	0.86%	0.44%	0.66%	(0.30%)[7]
Series portfolio turnover[12]	14%	26%	24%	18%	— [13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.53%[7,8]	0.52%[9]	0.83%[10]	9.70%[10]	4,581%[7,11,14]
TARGET 2035 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEARS ENDED			FOR THE PERIOD 6/25/12[1] TO 10/31/12
		10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.34	$13.72	$13.25	$10.91	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.04	0.08	0.07	— [15]	(0.02)
Net realized and unrealized gain (loss) on investments	(0.04)	(0.38)	0.93	2.44	0.93 [4]

Total from investment operations	—	(0.30)	1.00	2.44	0.91

Less distributions to shareholders:
From net investment income	(0.06)	(0.57)	(0.43)	(0.10)	—
From net realized gain on investments	(1.21)	(0.51)	(0.10)	—	—

Total distributions to shareholders	(1.27)	(1.08)	(0.53)	(0.10)	—

Net asset value - End of period	$11.07	$12.34	$13.72	$13.25	$10.91

Net assets - End of period (000’s omitted)	$2,570	$2,337	$2,911	$1,172	$109 [5]

Total return[6]	0.52%	(2.44%)	7.82%	22.50%	9.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[7,8]	0.55%[9]	0.55%[10]	0.55%[10]	0.55%[7,11]
Net investment income (loss)[3]	0.80%[7]	0.66%	0.49%	0.17%	(0.55%)[7]
Series portfolio turnover[12]	14%	26%	24%	18%	— [13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.53%[7,8]	0.52%[9]	0.88%[10]	2.38%[10]	9,077%[7,11,14]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Amount does not coincide with the amount shown on the Statements of Changes in Net Assets due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

5Represents the whole number without rounding to the 000s.

6Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

7Annualized.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

12Reflects activity of the Series and does not include the activity of the Underlying Series.

13Less than 1%.

14The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

15Less than $0.01.

The accompanying notes are an integral part of the financial statements.

29

Financial Highlights

TARGET 2035 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEARS ENDED			FOR THE PERIOD 6/25/12[1] TO 10/31/12
		10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.36	$13.75	$13.25	$10.92	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.07	0.14	0.12	0.09	—	[4]
Net realized and unrealized gain (loss) on investments	(0.03)	(0.38)	0.96	2.38	0.92	[5]

Total from investment operations	0.04	(0.24)	1.08	2.47	0.92

Less distributions to shareholders:
From net investment income	(0.10)	(0.64)	(0.48)	(0.14)	—
From net realized gain on investments	(1.21)	(0.51)	(0.10)	—	—

Total distributions to shareholders	(1.31)	(1.15)	(0.58)	(0.14)	—

Net asset value - End of period	$11.09	$12.36	$13.75	$13.25	$10.92

Net assets - End of period (000’s omitted)	$10,499	$10,993	$9,487	$6,322	$213	[6]

Total return[7]	0.83%	(1.98%)	8.43%	22.81%	9.20%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[8,9]	0.05%[10]	0.05%[11]	0.05%[11]	0.05%[8,12]
Net investment income (loss)[3]	1.36%[8]	1.07%	0.88%	0.75%	(0.05%)[8]
Series portfolio turnover[13]	14%	26%	24%	18%	—	[14]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.53%[8,9]	0.52%[10]	0.91%[11]	2.40%[11]	7,930%[8,12,15]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $0.01.

5Amount does not coincide with the amount shown on the Statements of Changes in Net Assets due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

6Represents the whole number without rounding to the 000s.

7Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

8Annualized.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

12Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

13Reflects activity of the Series and does not include the activity of the Underlying Series.

14Less than 1%.

15The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

30

Financial Highlights

TARGET 2040 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.13	$12.50	$12.47	$10.29	$10.10	$10.20

Income (loss) from investment operations:
Net investment income[1,2]	0.03	0.09	0.07	0.06	0.07	0.09
Net realized and unrealized gain (loss) on investments	(0.02)	(0.32)	0.94	2.43	0.74	(0.02)

Total from investment operations	0.01	(0.23)	1.01	2.49	0.81	0.07

Less distributions to shareholders:
From net investment income	(0.05)	(0.61)	(0.48)	(0.07)	(0.08)	(0.08)
From net realized gain on investments	(1.55)	(1.53)	(0.50)	(0.24)	(0.54)	(0.09)

Total distributions to shareholders	(1.60)	(2.14)	(0.98)	(0.31)	(0.62)	(0.17)

Net asset value - End of period	$8.54	$10.13	$12.50	$12.47	$10.29	$10.10

Net assets - End of period (000’s omitted)	$54,003	$51,931	$83,655	$67,576	$51,273	$39,853

Total return[3]	0.89%	(2.30%)	8.61%	24.81%	8.97%	0.70%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[4,5]	0.30%[6]	0.30%[7]	0.30%[7]	0.30%[8]	0.30%[9]
Net investment income[2]	0.79%[4]	0.80%	0.54%	0.49%	0.70%	0.88%
Series portfolio turnover[10]	13%	45%	22%	13%	24%	19%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.10%[4,5]	0.08%[6]	0.06%[7]	0.09%[7]	0.14%[8]	0.17%[9]
TARGET 2040 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.06	$12.33	$12.39	$10.22	$10.04	$10.14

Income (loss) from investment operations:
Net investment income[1,2]	0.02	0.07	0.03	0.02	0.05	0.05
Net realized and unrealized gain (loss) on investments	(0.02)	(0.24)	0.86	2.42	0.73	— [11]

Total from investment operations	—	(0.17)	0.89	2.44	0.78	0.05

Less distributions to shareholders:
From net investment income	(0.03)	(0.57)	(0.45)	(0.03)	(0.06)	(0.06)
From net realized gain on investments	(1.55)	(1.53)	(0.50)	(0.24)	(0.54)	(0.09)

Total distributions to shareholders	(1.58)	(2.10)	(0.95)	(0.27)	(0.60)	(0.15)

Net asset value - End of period	$8.48	$10.06	$12.33	$12.39	$10.22	$10.04

Net assets - End of period (000’s omitted)	$4,688	$5,226	$10,469	$15,993	$11,827	$11,475

Total return[3]	0.80%	(1.91%)	7.60%	24.50%	8.67%	0.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[4,5]	0.55%[6]	0.55%[7]	0.55%[7]	0.55%[8]	0.55%[9]
Net investment income[2]	0.58%[4]	0.62%	0.23%	0.20%	0.54%	0.52%
Series portfolio turnover[10]	13%	45%	22%	13%	24%	19%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.10%[4,5]	0.08%[6]	0.06%[7]	0.09%[7]	0.14%[8]	0.17%[9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

11Less than $0.01.

The accompanying notes are an integral part of the financial statements.

31

Financial Highlights

TARGET 2040 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.20	$12.58	$12.55	$10.35	$10.16	$10.26

Income (loss) from investment operations:
Net investment income[1,2]	0.05	0.10	0.10	0.08	0.10	0.04
Net realized and unrealized gain (loss) on investments	(0.03)	(0.30)	0.94	2.45	0.74	0.06

Total from investment operations	0.02	(0.20)	1.04	2.53	0.84	0.10

Less distributions to shareholders:
From net investment income	(0.06)	(0.65)	(0.51)	(0.09)	(0.11)	(0.11)
From net realized gain on investments	(1.55)	(1.53)	(0.50)	(0.24)	(0.54)	(0.09)

Total distributions to shareholders	(1.61)	(2.18)	(1.01)	(0.33)	(0.65)	(0.20)

Net asset value - End of period	$8.61	$10.20	$12.58	$12.55	$10.35	$10.16

Net assets - End of period (000’s omitted)	$44,190	$43,552	$32,952	$33,545	$20,194	$11,298

Total return[3]	1.03%	(2.08%)	8.81%	25.16%	9.23%	0.93%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[4,5]	0.05%[6]	0.05%[7]	0.05%[7]	0.05%[8]	0.05%[9]
Net investment income[2]	1.06%[4]	0.96%	0.79%	0.71%	0.99%	0.35%
Series portfolio turnover[10]	13%	45%	22%	13%	24%	19%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.10%[4,5]	0.08%[6]	0.06%[7]	0.09%[7]	0.14%[8]	0.18%[9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.83% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.81% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.82% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

32

Financial Highlights

TARGET 2045 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEARS ENDED			FOR THE PERIOD 6/25/12[1] TO 10/31/12
		10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.71	$14.32	$13.73	$11.01	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.02	0.08	0.03	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	0.06	(0.34)	1.15	2.74	1.02 [4]

Total from investment operations	0.08	(0.26)	1.18	2.77	1.01

Less distributions to shareholders:
From net investment income	(0.05)	(0.77)	(0.52)	(0.05)	—
From net realized gain on investments	(1.28)	(0.58)	(0.07)	—	—

Total distributions to shareholders	(1.33)	(1.35)	(0.59)	(0.05)	—

Net asset value - End of period	$11.46	$12.71	$14.32	$13.73	$11.01

Net assets - End of period (000’s omitted)	$5,660	$3,812	$3,041	$234	$3,320 [5]

Total return[6]	1.15%	(2.10%)	8.90%	25.23%	10.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[7,8]	0.30%[9]	0.30%[10]	0.30%[10]	0.30%[7,11]
Net investment income (loss)[3]	0.40%[7]	0.58%	0.23%	0.26%	(0.30%)[7]
Series portfolio turnover[12]	17%	28%	48%	20%	— [13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	1.17%[7,8]	1.21%[9]	1.95%[10]	17.80%[10]	3,204%[7,11,14]
TARGET 2045 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEARS ENDED			FOR THE PERIOD 6/25/12[1] TO 10/31/12
		10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.64	$14.25	$13.66	$10.99	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.01	0.05	0.02	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	0.05	(0.35)	1.13	2.71	1.01 [4]

Total from investment operations	0.06	(0.30)	1.15	2.72	0.99

Less distributions to shareholders:
From net investment income	(0.03)	(0.73)	(0.49)	(0.05)	—
From net realized gain on investments	(1.28)	(0.58)	(0.07)	—	—

Total distributions to shareholders	(1.31)	(1.31)	(0.56)	(0.05)	—

Net asset value - End of period	$11.39	$12.64	$14.25	$13.66	$10.99

Net assets - End of period (000’s omitted)	$1,689	$1,631	$1,825	$618	$110 [5]

Total return[6]	1.00%	(2.41%)	8.71%	24.87%	9.90%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[7,8]	0.55%[9]	0.55%[10]	0.55%[10]	0.55%[7,11]
Net investment income (loss)[3]	0.25%[7]	0.36%	0.12%	0.11%	(0.55%)[7]
Series portfolio turnover[12]	17%	28%	48%	20%	— [13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	1.17%[7,8]	1.21%[9]	2.06%[10]	9.07%[10]	8,326%[7,11,14]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Amount does not coincide with the amount shown on the Statements of Changes in Net Assets due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

5Represents the whole number without rounding to the 000s.

6Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

7Annualized.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series - Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

12Reflects activity of the Series and does not include the activity of the Underlying Series.

13Less than 1%.

14The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

33

Financial Highlights

TARGET 2045 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEARS ENDED			FOR THE PERIOD 6/25/12[1] TO 10/31/12
		10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.73	$14.35	$13.75	$11.01	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.04	0.11	0.08	0.06	—	[4]
Net realized and unrealized gain (loss) on investments	0.05	(0.35)	1.14	2.74	1.01	[5]

Total from investment operations	0.09	(0.24)	1.22	2.80	1.01

Less distributions to shareholders:
From net investment income	(0.06)	(0.80)	(0.55)	(0.06)	—
From net realized gain on investments	(1.28)	(0.58)	(0.07)	—	—

Total distributions to shareholders	(1.34)	(1.38)	(0.62)	(0.06)	—

Net asset value - End of period	$11.48	$12.73	$14.35	$13.75	$11.01

Net assets - End of period (000’s omitted)	$4,607.00	$4,494	$2,894	$1,983	$214	[6]

Total return[7]	1.29%	(1.92%)	9.15%	25.58%	10.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[8,9]	0.05%[10]	0.05%[11]	0.05%[11]	0.05%[8,12]
Net investment income (loss)[3]	0.78%[8]	0.86%	0.57%	0.46%	(0.05%)[8]
Series portfolio turnover[13]	17%	28%	48%	20%	—	[14]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	1.17%[8,9]	1.21%[10]	2.14%[11]	6.82%[11]	7,036%[8,12,15]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $0.01.

5Amount does not coincide with the amount shown on the Statements of Changes in Net Assets due to the timing of capital stock transactions and when the Series experienced unrealized gains and losses during the period.

6Represents the whole number without rounding to the 000s.

7Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

8Annualized.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.83% for Manning & Napier Pro-Blend® Extended Term Series—Class I and 0.84% for Manning & Napier Pro-Blend® Maximum Term Series - Class I.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

12Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

13Reflects activity of the Series and does not include the activity of the Underlying Series.

14Less than 1%.

15The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

34

Financial Highlights

TARGET 2050 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.35	$13.73	$13.52	$10.81	$10.20	$10.22

Income (loss) from investment operations:
Net investment income[1,2]	0.02	0.09	0.05	0.05	0.07	0.09
Net realized and unrealized gain (loss) on investments	0.02	(0.32)	1.07	2.74	0.81	(0.01)

Total from investment operations	0.04	(0.23)	1.12	2.79	0.88	0.08

Less distributions to shareholders:
From net investment income	(0.04)	(0.72)	(0.54)	(0.05)	(0.08)	(0.08)
From net realized gain on investments	(2.12)	(1.43)	(0.37)	(0.03)	(0.19)	(0.02)

Total distributions to shareholders	(2.16)	(2.15)	(0.91)	(0.08)	(0.27)	(0.10)

Net asset value - End of period	$9.23	$11.35	$13.73	$13.52	$10.81	$10.20

Net assets - End of period (000’s omitted)	$13,994	$15,144	$47,531	$36,591	$24,759	$18,293

Total return[3]	1.38%	(2.15%)	8.80%	25.99%	9.07%	0.76%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[4,5]	0.30%[6]	0.30%[7]	0.30%[7]	0.30%[5]	0.30%[5]
Net investment income[2]	0.53%[4]	0.72%	0.40%	0.37%	0.69%	0.82%
Series portfolio turnover[8]	12%	49%	13%	5%	5%	10%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.37%[4,5]	0.26%[6]	0.18%[7]	0.26%[7]	0.43%[5]	0.54%[5]
TARGET 2050 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.25	$13.60	$13.43	$10.74	$10.14	$10.16

Income (loss) from investment operations:
Net investment income[1,2]	0.01	0.06	0.01	0.01	0.05	0.06
Net realized and unrealized gain (loss) on investments	0.01	(0.29)	1.04	2.73	0.80	— [9]

Total from investment operations	0.02	(0.23)	1.05	2.74	0.85	0.06

Less distributions to shareholders:
From net investment income	(0.02)	(0.69)	(0.51)	(0.02)	(0.06)	(0.06)
From net realized gain on investments	(2.12)	(1.43)	(0.37)	(0.03)	(0.19)	(0.02)

Total distributions to shareholders	(2.14)	(2.12)	(0.88)	(0.05)	(0.25)	(0.08)

Net asset value - End of period	$9.13	$11.25	$13.60	$13.43	$10.74	$10.14

Net assets - End of period (000’s omitted)	$2,398	$2,215	$5,140	$5,022	$3,448	$2,686

Total return[3]	1.20%	(2.17%)	8.28%	25.69%	8.75%	0.56%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[4,5]	0.55%[6]	0.55%[7]	0.55%[7]	0.55%[5]	0.55%[5]
Net investment income[2]	0.21%[4]	0.54%	0.10%	0.11%	0.45%	0.55%
Series portfolio turnover[8]	12%	49%	13%	5%	5%	10%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.39%[4,5]	0.26%[6]	0.18%[7]	0.26%[7]	0.43%[5]	0.54%[5]
1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

8Reflects activity of the Series and does not include the activity of the Underlying Series.

9Less than $0.01.

The accompanying notes are an integral part of the financial statements.

35

Financial Highlights

TARGET 2050 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.43	$13.82	$13.60	$10.88	$10.26	$10.28

Income (loss) from investment operations:
Net investment income[1,2]	0.03	0.10	0.08	0.07	0.09	0.03
Net realized and unrealized gain (loss) on investments	(0.00)[3]	(0.29)	1.08	2.76	0.83	0.08

Total from investment operations	0.03	(0.19)	1.16	2.83	0.92	0.11

Less distributions to shareholders:
From net investment income	(0.05)	(0.77)	(0.57)	(0.08)	(0.11)	(0.11)
From net realized gain on investments	(2.12)	(1.43)	(0.37)	(0.03)	(0.19)	(0.02)

Total distributions to shareholders	(2.17)	(2.20)	(0.94)	(0.11)	(0.30)	(0.13)

Net asset value - End of period	$9.29	$11.43	$13.82	$13.60	$10.88	$10.26

Net assets - End of period (000’s omitted)	$17,801	$15,688	$12,077	$9,042	$4,016	$2,121

Total return[4]	1.35%	(1.82%)	9.07%	26.21%	9.39%	0.98%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[7]	0.05%[8]	0.05%[8]	0.05%[6]	0.05%[6]
Net investment income[2]	0.74%[5]	0.84%	0.62%	0.57%	0.89%	0.25%
Series portfolio turnover[9]	12%	49%	13%	5%	5%	10%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.37%[5,6]	0.26%[7]	0.18%[8]	0.26%[8]	0.43%[6]	0.57%[6]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Less than $(0.01).

4Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

36

Financial Highlights

TARGET 2055 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEARS ENDED			FOR THE PERIOD 6/25/12[1] TO 10/31/12
		10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.56	$13.94	$13.85	$11.04	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.03	0.09	0.06	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	0.07	(0.35)	1.05	2.86	1.05

Total from investment operations	0.10	(0.26)	1.11	2.84	1.04

Less distributions to shareholders:
From net investment income	(0.04)	(0.74)	(0.55)	(0.03)	—
From net realized gain on investments	(1.14)	(0.38)	(0.47)	—	—

Total distributions to shareholders	(1.18)	(1.12)	(1.02)	(0.03)	—

Net asset value - End of period	$11.48	$12.56	$13.94	$13.85	$11.04

Net assets - End of period (000’s omitted)	$1,350	$1,142	$1,777	$208	$214 [4]

Total return[5]	1.35%	(2.06%)	8.50%	25.79%	10.40%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[6,7]	0.30%[8]	0.30%[9]	0.30%[9]	0.30%[6,10]
Net investment income (loss)[3]	0.48%[6]	0.68%	0.43%	(0.17%)	(0.30%)[6]
Series portfolio turnover[11]	9%	55%	63%	605%	— [12]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	3.41%[6,7]	3.68%[8]	4.79%[9]	62.25%[9]	19,197%[6,10,13]
TARGET 2055 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEARS ENDED			FOR THE PERIOD 6/25/12[1] TO 10/31/12
		10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.45	$13.83	$13.77	$11.03	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.01	0.05	0.03	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	0.08	(0.34)	1.04	2.77	1.05

Total from investment operations	0.09	(0.29)	1.07	2.76	1.03

Less distributions to shareholders:
From net investment income	(0.03)	(0.71)	(0.54)	(0.02)	—
From net realized gain on investments	(1.14)	(0.38)	(0.47)	—	—

Total distributions to shareholders	(1.17)	(1.09)	(1.01)	(0.02)	—

Net asset value - End of period	$11.37	$12.45	$13.83	$13.77	$11.03

Net assets - End of period (000’s omitted)	$492	$409	$515	$51	$110 [4]

Total return[5]	1.22%	(2.32%)	8.21%	25.01%	10.30%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55%[6,7]	0.55%[8]	0.55%[9]	0.55%[9]	0.55%[6,10]
Net investment income (loss)[3]	0.24%[6]	0.39%	0.24%	(0.07%)	(0.55%)[6]
Series portfolio turnover[11]	9%	55%	63%	605%	— [12]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	3.41%[6,7]	3.68%[8]	5.39%[9]	129.56%[9]	19,015%[6,10,13]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Represents the whole number without rounding to the 000s.

5Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

12The Series had no portfolio turnover for the period.

13The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

37

Financial Highlights

TARGET 2055 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEARS ENDED			FOR THE PERIOD 6/25/12[1] TO 10/31/12
		10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.66	$14.05	$13.94	$11.05	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.04	0.10	0.08	— [4]	— [4]
Net realized and unrealized gain (loss) on investments	0.08	(0.33)	1.07	2.94	1.05

Total from investment operations	0.12	(0.23)	1.15	2.94	1.05

Less distributions to shareholders:
From net investment income	(0.06)	(0.78)	(0.57)	(0.05)	—
From net realized gain on investments	(1.14)	(0.38)	(0.47)	—	—

Total distributions to shareholders	(1.20)	(1.16)	(1.04)	(0.05)	—

Net asset value - End of period	$11.58	$12.66	$14.05	$13.94	$11.05

Net assets - End of period (000’s omitted)	$2,477	$1,658	$872	$366	$215 [5]

Total return[6]	1.50%	(1.83%)	8.75%	26.67%	10.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[7,8]	0.05%[9]	0.05%[10]	0.05%[10]	0.05%[7,11]
Net investment income (loss)[3]	0.67%[7]	0.80%	0.57%	(0.03%)	(0.05%)[7]
Series portfolio turnover[12]	9%	55%	63%	605%	— [13]

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average the expense ratios (to average net assets) would have been increased by the following amount:

	3.41%[7,8]	3.68%[9]	7.80%[10]	8.21%[10]	19,201%[7,11,14]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $0.01.

5Represents the whole number without rounding to the 000s.

6Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

7Annualized.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.82%.

11Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

12Reflects activity of the Series and does not include the activity of the Underlying Series.

13The Series had no portfolio turnover for the period.

14The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

38

Financial Highlights

TARGET 2060 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE PERIOD 9/21/15[1] TO 10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.36	$10.00

Income (loss) from investment operations:
Net investment loss[2,3]	(0.01)	(0.00)[4]
Net realized and unrealized gain on investments	0.15	0.36

Total from investment operations	0.14	0.36

Less distributions to shareholders:
From net investment income	(0.04)	—

Net asset value - End of period	$10.46	$10.36

Net assets - End of period (000’s omitted)	$1,022	$52

Total return[5]	1.35%	3.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*[6]	0.30%[7]	0.30%[8]
Net investment loss[3,6]	(0.22%)	(0.30%)
Series portfolio turnover[9]	8%	4%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[6]:

	12.01%[7]	151.35%[8,10]
TARGET 2060 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE PERIOD 9/21/15[1] TO 10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.36	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.01	(0.01)[4]
Net realized and unrealized gain on investments	0.11	0.37

Total from investment operations	0.12	0.36

Less distributions to shareholders:
From net investment income	(0.03)	—

Net asset value - End of period	$10.45	$10.36

Net assets - End of period (000’s omitted)	$86	$56

Total return[5]	1.20%	3.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*[6]	0.55%[7]	0.55%[8]
Net investment income (loss)[3,6]	0.20%	(0.55%)
Series portfolio turnover[9]	8%	4%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[6]:

	34.41%[7]	151.35%[8,10]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

10The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

39

Financial Highlights

TARGET 2060 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE PERIOD 9/21/15[1] TO 10/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.36	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2,3]	0.04	(0.00)[4]
Net realized and unrealized gain on investments	0.10	0.36

Total from investment operations	0.14	0.36

Less distributions to shareholders:
From net investment income	(0.04)	—

Net asset value - End of period	$10.46	$10.36

Net assets - End of period (000’s omitted)	$55	$52

Total return[5]	1.42%	3.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*[6]	0.05%[7]	0.05%[8]
Net investment income (loss)[3,6]	0.79%	(0.05%)
Series portfolio turnover[9]	8%	4%

*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts[6]:

	38.31%[7]	151.34%[8,10]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.83%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

10The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

40

Notes to Financial Statements

(unaudited)

1.	Organization

Target Income Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Each Series seeks to achieve its investment objectives by investing in a combination of other Manning & Napier mutual funds (the “Underlying Series”) according to a target asset allocation strategy. The Series are designed to provide single investment portfolios that adjust over time to meet the changing risk and return objectives of investors over their expected investment horizon. As the target retirement date approaches, the Series’ portfolios become more conservative with a larger fixed-income investment component. The financial statements of the Underlying Series should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue three classes of shares (Class K, R and I). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 40 million have been designated in each of the Series for Class K and R common stock and 100 million have been designated in each of the Series for Class I common stock.

Reorganization

The Board of Directors (the “Board”) of Target Income Series and of Target 2010 Series, each a Series of the Fund, approved the reorganization of Target 2010 Series into Target Income Series pursuant to which Target Income Series acquired substantially all of the assets and assumed certain stated liabilities of Target 2010 Series in exchange for an equal aggregate value of Target Income Series shares.

Each shareholder of Target 2010 Series received shares of Target Income Series with the same class designation and an aggregate Net Asset Value of such shareholder’s Target 2010 Series shares, as determined at the close of business on September 18, 2015.

The reorganization was accomplished by a tax-free exchange of shares of Target Income Series in the following amounts and at the following conversion ratios:

	TARGET 2010 SERIES SHARES PRIOR TO REORGANIZATION	CONVERSION RATIO	SHARES OF TARGET INCOME SERIES
Class K	2,511,185	0.910502	2,286,439
Class R	81,698	0.914253	74,693
Class I	1,590,529	0.911450	1,449,688

Target 2010 Series’ net assets and composition of net assets on September 18, 2015, the date of the reorganization, were as follows:

NET ASSETS	PAID-IN CAPITAL	ACCUMULATED NET INVESTMENT LOSS	ACCUMULATED NET REALIZED GAINS	NET UNREALIZED DEPRECIATION
$36,429,313	$38,765,154	$ (528,334)	$458,766	$ (2,266,273)

41

Notes to Financial Statements (continued)

(unaudited)

1.	Organization (continued)

Reorganization (continued)

For financial reporting purposes, assets received and shares issued by Target Income Series were recorded at fair value; however, the cost basis of the investments received from Target 2010 Series was carried forward to align ongoing reporting of Target Income Series’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of Target Income Series immediately after the acquisition amounted to $96,959,284. Target 2010 Series’ fair value and cost of investments prior to the reorganization were $36,437,090 and $38,703,363, respectively.

The purpose of the transaction was to combine two funds managed by the Advisor, the investment advisor to both Target Income Series and Target 2010 Series, with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was effective on September 21, 2015.

Assuming the acquisition had been completed on November 1, 2014, the beginning of the annual reporting period for Target Income Series, the pro forma results of operations for the year ended October 31, 2015, are as follows:

•	Net investment income: $1,945,513

•	Net realized and change in unrealized gain/loss on investments: ($3,429,309)

•	Net decrease in the net assets resulting from operations: ($1,483,796)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Target 2010 Series that have been included in the Target Income Series’ Statement of Operations since September 21, 2015.

Reorganization costs incurred by Target Income Series in connection with the reorganization were paid by the Advisor.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Investments in the Underlying Series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the Underlying Series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly

42

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level on any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

	TARGET INCOME SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$82,625,287	$82,625,287	$—	$—

Total assets	$82,625,287	$82,625,287	$—	$—

	TARGET 2015 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$6,747,941	$6,747,941	$—	$—

Total assets	$6,747,941	$6,747,941	$—	$—

	TARGET 2020 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$151,402,628	$151,402,628	$—	$—

Total assets	$151,402,628	$151,402,628	$—	$—

	TARGET 2025 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$29,901,315	$29,901,315	$—	$—

Total assets	$29,901,315	$29,901,315	$—	$—

	TARGET 2030 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$165,009,135	$165,009,135	$—	$—

Total assets	$165,009,135	$165,009,135	$—	$—

43

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	TARGET 2035 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$23,232,382	$23,232,382	$—	$—

Total assets	$23,232,382	$23,232,382	$—	$—

	TARGET 2040 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$102,904,061	$102,904,061	$—	$—

Total assets	$102,904,061	$102,904,061	$—	$—

	TARGET 2045 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$11,984,069	$11,984,069	$—	$—

Total assets	$11,984,069	$11,984,069	$—	$—

	TARGET 2050 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$34,203,220	$34,203,220	$—	$—

Total assets	$34,203,220	$34,203,220	$—	$—

	TARGET 2055 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$4,347,515	$4,347,515	$—	$—

Total assets	$4,347,515	$4,347,515	$—	$—

	TARGET 2060 SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual fund	$1,185,875	$1,185,875	$—	$—

Total assets	$1,185,875	$1,185,875	$—	$—

There were no Level 2 or Level 3 securities held by any of the Series as of October 31, 2015 or April 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2016.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Income and capital gains distributions from the Underlying Series, if any, are recorded on the ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the

44

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Fund’s Board, taking into consideration, among other things, the nature and type of expense. Expenses included in the accompanying statements of operations do not include any expense of the Underlying Series.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2016, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on Target Income Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, and Target 2050 Series tax returns remains open for the years ended October 31, 2012 through October 31, 2015. The statute of limitations on Target 2015 Series, Target 2025 Series, Target 2035 Series, Target 2045 Series, Target 2055 Series remains open for the period ended October 31, 2012 and the years ended October 31, 2013 through October 31, 2015 and Target 2060 Series remains open for the period ended October 31, 2015. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/ repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the

45

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an advisory fee from each of the Underlying Series in which the Series invest.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Advisor has contractually agreed, until at least February 28, 2020 for Target Income Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, Target 2050 Series, until at least February 28, 2023 for Target 2015 Series, Target 2025 Series, Target 2035 Series, Target 2045 Series and Target 2055 Series and until at least February 28, 2026 for Target 2060 Series, to limit each class’ total direct annual fund operating expenses for the Series at no more than 0.05% for each class, exclusive of distribution and service fees, of average daily net assets each year. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the Underlying Series. For the six months ended April 30, 2016, the Advisor reimbursed expenses of $44,852 for Target Income Series, $58,622 for Target 2015 Series, $36,353 for Target 2020 Series, $55,922 for Target 2025 Series, $41,726 for Target 2030 Series, $57,166 for Target 2035 Series, $46,750 for Target 2040 Series, $58,218 for Target 2045 Series, $59,548 for Target 2050 Series, $60,037 for Target 2055 Series and $52,140 for Target 2060 Series, which is included as a reduction of expenses on the Statements of Operations. The Advisor is not eligible to recoup any expenses that have been reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class K and Class R shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and services fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class K shares and 0.50% of average daily net assets attributable to Class R shares. There are no distribution and services fees on the Class I shares of each Series. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.00225% of average daily net assets of the Target Series with an annual base fee of $40,000 per Target series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

46

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended April 30, 2016, purchases and sales of Underlying Series were as follows:

SERIES	PURCHASES	SALES
Target Income Series	$2,860,802	$15,321,466
Target 2015 Series	$2,616,695	$5,176,951
Target 2020 Series	$16,299,568	$25,509,589
Target 2025 Series	$12,879,597	$11,745,513
Target 2030 Series	$23,640,733	$20,707,842
Target 2035 Series	$4,244,899	$2,964,021
Target 2040 Series	$16,320,430	$12,577,967
Target 2045 Series	$3,778,449	$1,767,113
Target 2050 Series	$5,383,678	$3,995,771
Target 2055 Series	$1,399,357	$318,308
Target 2060 Series	$984,624	$54,130

5.	Investments in Affiliated Issuers

A summary of the Series’ transactions in the shares of affiliated issuers during the six months ended April 30, 2016 is set forth below:

TARGET INCOME SERIES	VALUE AT 10/31/15	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/16	SHARES HELD AT 4/30/16	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED LOSS
Manning & Napier Pro-Blend® Conservative Term Series - Class I	$95,834,412	$2,860,802	$15,321,466	$82,625,287	8,116,433	$1,323,991	$(1,296,698)

	$95,834,412	$2,860,802	$15,321,466	$82,625,287		$1,323,991	$(1,296,698)

TARGET 2015 SERIES	VALUE AT 10/31/15	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/16	SHARES HELD AT 4/30/16	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS
Manning & Napier Pro-Blend® Conservative Term Series - Class I	$—	$1,713,228	$290,499	$1,495,777	146,933	$—	$3,971
Manning & Napier Pro-Blend® Moderate Term Series - Class I	9,434,835	903,467	4,886,452	5,252,164	525,216	71,613	(690,509)

	$9,434,835	$2,616,695	$5,176,951	$6,747,941		$71,613	$(686,538)

47

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

TARGET 2020 SERIES	VALUE AT 10/31/15	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/16	SHARES HELD AT 4/30/16	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED LOSS
Manning & Napier Pro-Blend® Extended Term Series - Class I	$41,033,658	$2,008,473	$11,212,536	$30,075,588	3,233,934	$382,104	$(1,822,069)
Manning & Napier Pro-Blend® Moderate Term Series - Class I	122,161,428	14,291,095	14,297,053	121,327,040	12,132,704	1,058,082	(1,694,229)

	$163,195,086	$16,299,568	$25,509,589	$151,402,628		$1,440,186	$(3,516,298)

TARGET 2025 SERIES	VALUE AT 10/31/15	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/16	SHARES HELD AT 4/30/16	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS
Manning & Napier Pro-Blend® Extended Term Series - Class I	$29,560,983	$4,769,691	$11,006,257	$22,125,154	2,379,049	$271,512	$(2,079,992)
Manning & Napier Pro-Blend® Moderate Term Series - Class I	—	8,109,906	739,256	7,776,161	777,616	—	12,342

	$29,560,983	$12,879,597	$11,745,513	$29,901,315		$271,512	$(2,067,650)

TARGET 2030 SERIES	VALUE AT 10/31/15	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/16	SHARES HELD AT 4/30/16	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS
Manning & Napier Pro-Blend® Extended Term Series - Class I	$124,265,001	$20,280,536	$9,356,387	$132,265,040	14,222,047	$1,158,898	$1,244,992
Manning & Napier Pro-Blend® Maximum Term Series - Class I	41,935,963	3,360,197	11,351,455	32,744,095	3,274,410	162,059	(3,021,007)

	$166,200,964	$23,640,733	$20,707,842	$165,009,135		$1,320,957	$(1,776,015)

TARGET 2035 SERIES	VALUE AT 10/31/15	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/16	SHARES HELD AT 4/30/16	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS
Manning & Napier Pro-Blend® Extended Term Series - Class I	$11,121,230	$2,807,751	$934,101	$12,790,187	1,375,289	$103,378	$77,376
Manning & Napier Pro-Blend® Maximum Term Series - Class I	11,213,419	1,437,148	2,029,920	10,442,195	1,044,219	43,197	(365,400)

	$22,334,649	$4,244,899	$2,964,021	$23,232,382		$146,575	$(288,024)

48

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

TARGET 2040 SERIES	VALUE AT 10/31/15	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/16	SHARES HELD AT 4/30/16	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS
Manning & Napier Pro-Blend® Extended Term Series - Class I	$24,945,227	$8,412,080	$2,058,197	$30,935,342	3,326,381	$236,419	$128,378
Manning & Napier Pro-Blend® Maximum Term Series - Class I	75,799,725	7,908,350	10,519,770	71,968,719	7,196,872	297,606	(2,267,632)

	$100,744,952	$16,320,430	$12,577,967	$102,904,061		$534,025	$(2,139,254)

TARGET 2045 SERIES	VALUE AT 10/31/15	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/16	SHARES HELD AT 4/30/16	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN OR LOSS
Manning & Napier Pro-Blend® Extended Term Series - Class I	$—	$606,946	$28,403	$614,019	66,024	$—	$145

Manning & Napier Pro-Blend® Maximum Term Series - Class I	9,959,515	3,171,503	1,738,710	11,370,050	1,137,005	38,498	(327,793)

	$9,959,515	$3,778,449	$1,767,113	$11,984,069		$38,498	$(327,648)

TARGET 2050 SERIES	VALUE AT 10/31/15	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/16	SHARES HELD AT 4/30/16	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED LOSS
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$33,066,824	$5,383,678	$3,995,771	$34,203,220	3,420,322	$128,070	$(590,137)

	$33,066,824	$5,383,678	$3,995,771	$34,203,220		$128,070	$(590,137)

TARGET 2055 SERIES	VALUE AT 10/31/15	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/16	SHARES HELD AT 4/30/16	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED LOSS
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$3,229,941	$1,399,357	$318,308	$4,347,515	434,751	$13,126	$(37,972)

	$3,229,941	$1,399,357	$318,308	$4,347,515		$13,126	$(37,972)

TARGET 2060 SERIES	VALUE AT 10/31/15	PURCHASE COST	SALES PROCEEDS	VALUE AT 4/30/16	SHARES HELD AT 4/30/16	DIVIDEND INCOME	DISTRIBUTIONS AND NET REALIZED GAIN
Manning & Napier Pro-Blend® Maximum Term Series - Class I	$157,243	$984,624	$54,130	$1,185,875	118,588	$661	$3,289

	$157,243	$984,624	$54,130	$1,185,875		$661	$3,289

49

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions

Transactions in Class K, Class R, and Class I shares:

TARGET INCOME SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15		FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Shares
Issued in
Reorganization[1]			2,286,439	$21,835,482			74,693	$705,844
Sold	146,429	1,343,483	417,583	4,120,152	12,834	116,316	46,949	471,844
Reinvested	426,678	3,805,972	476,694	4,705,653	12,915	114,040	115,274	11,123,916
Repurchased	(475,032)	(4,314,060)	(1,088,610)	(10,723,666)	(146,570)	(1,318,557)	(1,231,416)	(12,101,840)

Total	98,075	$835,395	2,092,106	$19,937,621	(120,821)	$(1,088,201)	(994,500)	$(9,800,236)

TARGET INCOME SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Shares
Issued in
Reorganization[1]			1,449,688	13,887,987
Sold	244,536	2,226,673	446,104	4,558,364
Reinvested	144,500	1,291,401	108,763	1,075,966
Repurchased	(1,275,919)	(11,604,481)	(405,177)	(4,024,518)

Total	(886,883)	$(8,086,407)	1,599,378	$15,497,799

TARGET 2015 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15		FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	30,139	$304,135	190,940	$2,175,614	5,763	$59,248	37,539	$426,489
Reinvested	26,838	266,766	15,518	176,996	6,547	65,279	7,339	83,810
Repurchased	(50,080)	(527,474)	(158,103)	(1,821,499)	(11,525)	(116,878)	(101,228)	(1,160,178)

Total	6,897	$43,427	48,355	$531,111	785	$7,649	(56,350)	$(649,879)

TARGET 2015 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	68,829	$712,750	182,270	$2,078,159
Reinvested	31,577	314,509	22,934	262,346
Repurchased	(300,800)	(3,123,948)	(142,593)	(1,626,254)

Total	(200,394)	$(2,096,689)	62,611	$714,251

TARGET 2020 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15		FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS K		CLASS K		CLASS R		CLASS R
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	663,833	$5,650,343	1,820,935	$17,742,873	69,026	$595,204	221,254	$2,137,917
Reinvested	912,555	7,537,701	1,011,644	9,774,681	81,766	667,211	228,457	2,181,770
Repurchased	(956,932)	(7,973,224)	(3,228,733)	(31,463,509)	(334,899)	(2,808,785)	(1,701,100)	(16,277,608)

Total	619,456	$5,214,820	(396,154)	$(3,945,955)	(184,107)	$(1,546,370)	(1,251,389)	$(11,957,921)

50

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2020 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	913,483	$7,759,006	2,802,754	$28,335,764
Reinvested	820,501	6,799,324	756,165	7,337,982
Repurchased	(1,742,052)	(14,606,174)	(1,371,700)	(13,273,390)

Total	(8,068)	$(47,844)	2,187,219	$22,400,356

TARGET 2025 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15		FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	240,231	$2,508,342	556,093	$6,830,718	32,696	$349,646	56,808	$691,215
Reinvested	98,788	1,023,443	51,349	623,352	17,125	178,101	20,585	250,329
Repurchased	(208,340)	(2,228,159)	(178,234)	(2,168,108)	(29,829)	(325,810)	(191,936)	(2,352,130)

Total	130,679	$1,303,626	429,208	$5,285,962	19,992	$201,937	(114,543)	$(1,410,586)

TARGET 2025 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	360,684	$3,757,728	539,558	$6,563,102
Reinvested	111,633	1,152,051	66,271	802,064
Repurchased	(341,339)	(3,603,977)	(294,126)	(3,570,654)

Total	130,978	$1,305,802	311,703	$3,794,512

TARGET 2030 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15		FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	811,173	$6,784,697	1,826,124	$18,788,095	144,517	$1,236,058	295,552	$3,006,502
Reinvested	1,358,619	10,923,294	1,546,306	15,543,362	187,970	1,498,122	272,475	2,719,456
Repurchased	(752,685)	(6,287,086)	(5,593,631)	(56,679,063)	(399,801)	(3,305,161)	(1,259,362)	(12,487,469)

Total	1,417,107	$11,420,905	(2,221,201)	$(22,347,606)	(67,314)	$(570,981)	(691,335)	$(6,761,511)

TARGET 2030 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	1,266,687	$10,545,957	2,936,452	$31,267,444
Reinvested	1,258,211	10,204,090	883,682	8,956,560
Repurchased	(1,198,694)	(9,929,492)	(1,136,582)	(11,506,373)

Total	1,326,204	$10,820,555	2,683,552	$28,717,631

51

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2035 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15		FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	152,126	$1,652,898	394,251	$5,158,839	33,834	$374,873	56,939	$727,311
Reinvested	92,018	970,786	47,513	602,819	23,149	245,151	18,029	229,367
Repurchased	(55,856)	(616,289)	(105,200)	(1,338,625)	(14,255)	(161,172)	(97,765)	(1,238,203)

Total	188,288	$2,007,395	336,564	$4,423,033	42,728	$458,852	(22,797)	$(281,525)

TARGET 2035 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	145,711	$1,575,973	461,178	$5,945,774
Reinvested	96,235	1,018,163	59,121	752,204
Repurchased	(184,199)	(2,014,144)	(321,116)	(4,108,120)

Total	57,747	$579,992	199,183	$2,589,858

TARGET 2040 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15		FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	827,785	$7,089,936	1,367,068	$14,445,258	86,101	$734,419	173,002	$1,823,779
Reinvested	982,198	7,985,273	1,345,541	14,049,199	95,772	773,836	172,074	1,786,156
Repurchased	(613,384)	(5,131,603)	(4,280,661)	(45,014,121)	(148,321)	(1,257,365)	(675,002)	(6,912,325)

Total	1,196,599	$9,943,606	(1,568,052)	$(16,519,664)	33,552	$250,890	(329,926)	$(3,302,390)

TARGET 2040 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	736,523	$6,289,443	1,767,484	$19,737,040
Reinvested	826,261	6,762,679	643,884	6,770,341
Repurchased	(699,845)	(5,797,210)	(763,364)	(8,070,391)

Total	862,939	$7,254,912	1,648,004	$18,436,990

TARGET 2045 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15		FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	204,741	$2,248,033	120,547	$1,575,737	27,077	$300,222	54,775	$714,708
Reinvested	35,763	388,379	20,811	273,206	16,008	173,049	12,683	165,654
Repurchased	(46,593)	(543,564)	(53,667)	(719,230)	(23,917)	(256,867)	(66,537)	(873,072)

Total	193,911	$2,092,848	87,691	$1,129,713	19,168	$216,404	921	$7,290

52

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2045 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	94,206	$1,043,924	277,637	$3,744,526
Reinvested	40,022	435,439	26,079	342,754
Repurchased	(85,956)	(953,453)	(152,430)	(1,994,861)

Total	48,272	$525,910	151,286	$2,092,419

TARGET 2050 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15		FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	295,911	$2,731,484	663,894	$7,876,102	55,508	$514,330	111,753	$1,315,055
Reinvested	309,890	2,708,298	640,516	7,494,105	46,733	404,245	68,631	797,489
Repurchased	(422,493)	(3,888,685)	(3,433,652)	(40,344,397)	(36,426)	(363,609)	(361,376)	(4,151,305)

Total	183,308	$1,551,097	(2,129,242)	$(24,974,190)	65,815	$554,966	(180,992)	$(2,038,761)

TARGET 2050 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	475,779	$4,434,417	680,773	$8,212,637
Reinvested	334,139	2,929,576	173,370	2,043,399
Repurchased	(267,393)	(2,494,270)	(354,807)	(4,236,301)

Total	542,525	$4,869,723	499,336	$6,019,735

TARGET 2055 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15		FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	35,289	$391,188	70,074	$919,046	12,552	$139,832	20,716	$267,598
Reinvested	9,648	104,778	11,308	146,585	3,756	40,453	3,176	40,849
Repurchased	(18,215)	(210,998)	(117,934)	(1,549,911)	(5,870)	(66,037)	(28,276)	(363,445)

Total	26,722	$284,968	(36,552)	$(484,280)	10,438	$114,248	(4,384)	$(54,998)

TARGET 2055 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	90,771	$1,013,302	96,840	$1,265,526
Reinvested	14,184	155,176	5,406	70,699
Repurchased	(21,898)	(247,946)	(33,315)	(437,883)

Total	83,057	$920,532	68,931	$898,342

53

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

TARGET 2060 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE PERIOD 9/21/15 (COMMENCEMENT OF OPERATIONS) TO 10/31/15		FOR THE SIX MONTHS ENDED 4/30/16		FOR THE PERIOD 9/21/15 (COMMENCEMENT OF OPERATIONS) TO 10/31/15
	CLASS K SHARES	AMOUNTS	CLASS K SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS	CLASS R SHARES	AMOUNTS
Sold	93,899	$883,734	5,000	$50,000	3,011	$30,337	5,397	$54,041
Reinvested	—	—	—	—	3	28	—	—
Repurchased	(1,195)	(12,190)	—	—	(143)	(1,404)	(7)	(72)

Total	92,704	$871,544	5,000	$50,000	2,871	$28,961	5,390	$53,969

TARGET 2060 SERIES:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE PERIOD 9/21/15 (COMMENCEMENT OF OPERATIONS) TO 10/31/15
	CLASS I SHARES	AMOUNTS	CLASS I SHARES	AMOUNTS
Sold	228	$2,391	5,000	$50,000
Reinvested	—	—	—	—
Repurchased	(8)	(73)	—	—

Total	220	$2,318	5,000	$50,000

1See Note 1 regarding the reorganization.

The following table represents instances at April 30, 2016, where a shareholder account owned greater than 10% of a Series:

SERIES	NUMBER OF ACCOUNTS OVER 10%	SHARES OWNED	PERCENTAGE OF SERIES SHARES OUTSTANDING	VALUE
Target Income Series	1	5,805,349	64.9%	$53,583,369
Target 2015 Series	1	182,386	28.0%	$1,880,396
Target 2020 Series	2	7,122,587	40.4%	$61,083,386
Target 2025 Series	1	793,295	28.5%	$8,504,127
Target 2030 Series	2	7,507,708	38.3%	$63,181,924
Target 2035 Series	2	1,027,520	49.0%	$11,380,007
Target 2040 Series	3	5,438,305	45.3%	$46,570,794
Target 2045 Series	2	424,928	40.8%	$4,873,642
Target 2050 Series	3	1,564,746	42.5%	$14,512,724
Target 2055 Series	1	147,411	39.5%	$1,707,015
Target 2060 Series	1	92,317	83.1%	$965,631

Investment activities of these shareholders may have a material effect on the Series.

At April 30, 2016, the Advisor owned 15,000 shares of the Target 2060 Series (13.5% of shares outstanding) valued at $156,850.

7.	Financial Instruments

The Underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Underlying Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement

54

Notes to Financial Statements (continued)

(unaudited)

7.	Financial Instruments (continued)

over contract terms. No such investments were directly held by the Series as of April 30, 2016.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2015 were as follows:

	TARGET INCOME SERIES	TARGET 2015 SERIES	TARGET 2020 SERIES	TARGET 2025 SERIES	TARGET 2030 SERIES
Ordinary income (2015)	$1,993,670	$323,856	$5,131,810	$994,754	$8,177,375
Long-term capital gain (2015)	$5,034,635	$226,032	$14,598,333	$845,593	$19,717,662

	TARGET 2035 SERIES	TARGET 2040 SERIES	TARGET 2045 SERIES	TARGET 2050 SERIES	TARGET 2055 SERIES	TARGET 2060 SERIES
Ordinary income (2015)	$1,009,386	$6,658,425	$575,767	$3,512,578	$202,996	$—
Long-term capital gain (2015)	$666,542	$16,464,854	$241,240	$6,947,427	$67,345	$—

At April 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized depreciation, and the net unrealized depreciation were as follows:

	TARGET INCOME SERIES	TARGET 2015 SERIES	TARGET 2020 SERIES	TARGET 2025 SERIES	TARGET 2030 SERIES
Cost for federal income tax purposes	$87,582,768	$7,061,297	$164,617,057	$32,370,357	$185,124,607
Unrealized appreciation	$—	$69,077	$—	$393,170	$—
Unrealized depreciation	(4,957,481)	(382,433)	(13,214,429)	(2,862,212)	(20,115,472)

Net unrealized depreciation	$(4,957,481)	$(313,356)	$(13,214,429)	$(2,469,042)	$(20,115,472)

	TARGET 2035 SERIES	TARGET 2040 SERIES	TARGET 2045 SERIES	TARGET 2050 SERIES	TARGET 2055 SERIES	TARGET 2060 SERIES
Cost for federal income tax purposes	$26,582,182	$115,868,551	$13,562,418	$38,057,835	$4,850,889	$1,082,969
Unrealized appreciation	$—	$—	$35,331	$—	$—	$102,906
Unrealized depreciation	(3,349,800)	(12,964,490)	(1,613,680)	(3,854,615)	(503,374)	—

Net unrealized appreciation (depreciation)	$(3,349,800)	$(12,964,490)	$(1,578,349)	$(3,854,615)	$(503,374)	$102,906

55

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2015, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2015 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 29 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered a number of other factors relevant to performance at the meeting (and considers on a quarterly basis) including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives, investment performance of core products, product offerings, performance on an aggregate basis vs. performance over reasonable time periods and the Advisor’s investment process. The Directors acknowledged the challenging performance and discussed the investment process of the Advisor. The Directors confirmed that qualitative factors such as the Advisor’s investment process, including recent enhancements, were an important subset to be considered as part of their consideration of performance. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 22 of the 36 active Series of the Fund are currently experiencing expenses above the capped expense ratios, and thus the Advisor is incurring those expenses over the cap. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Equity Income Class S, High Yield Bond Class S, Pro-Blend Series Classes C and R, and Target Series’ Classes R and K, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio.

56

Renewal of Investment Advisory Agreement

(unaudited)

The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

57

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNTGT-04/16-SAR

MANNING & NAPIER.

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2016

www.manning-napier.com

DISCIPLINED VALUE SERIES

Disciplined Value Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemptions fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD* 11/1/15-4/30/16	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,031.10	$4.09	0.81%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.84	$4.07	0.81%
Class I
Actual	$1,000.00	$1,032.50	$2.83	0.56%
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.08	$2.82	0.56%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

1

Disciplined Value Series

Portfolio Composition as of April 30, 2016

(unaudited)

2

Disciplined Value Series

Investment Portfolio - April 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 99.0%

Consumer Discretionary - 9.5%
Auto Components - 1.1%
Johnson Controls, Inc.	26,504	$1,097,266
Magna International, Inc. (Canada)	16,292	684,590

		1,781,856

Automobiles - 1.2%
Harley-Davidson, Inc.	13,307	636,474
Honda Motor Co., Ltd. - ADR (Japan)	50,930	1,373,073

		2,009,547

Distributors - 0.4%
Genuine Parts Co.	7,590	728,412

Media - 1.7%
Omnicom Group, Inc.	10,920	906,032
Thomson Reuters Corp.	29,853	1,227,854
Viacom, Inc. - Class B	16,864	689,738

		2,823,624

Multiline Retail - 1.0%
Target Corp.	20,115	1,599,142

Specialty Retail - 3.5%
Best Buy Co., Inc.	18,484	592,967
The Gap, Inc.	23,819	552,124
The Home Depot, Inc.	34,583	4,630,318

		5,775,409

Textiles, Apparel & Luxury Goods - 0.6%
VF Corp.	14,745	929,672

Total Consumer Discretionary		15,647,662

Consumer Staples - 17.2%
Beverages - 3.2%
Dr. Pepper Snapple Group, Inc.	9,599	872,645
PepsiCo, Inc.	43,064	4,433,869

		5,306,514

Food & Staples Retailing - 3.7%
Sysco Corp.	24,938	1,148,894
Wal-Mart Stores, Inc.	74,812	5,002,678

		6,151,572

Food Products - 2.4%
ConAgra Foods, Inc.	20,218	900,914
General Mills, Inc.	22,996	1,410,575
The Hershey Co.	9,545	888,735

The accompanying notes are an integral part of the financial statements.

3

Disciplined Value Series

Investment Portfolio - April 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
The J.M. Smucker Co.	6,005	$762,515

		3,962,739

Household Products - 5.8%
The Clorox Co.	6,305	789,575
Colgate-Palmolive Co.	27,742	1,967,463
Kimberly-Clark Corp.	10,147	1,270,303
The Procter & Gamble Co.	69,240	5,547,509

		9,574,850

Personal Products - 2.1%
Unilever plc - ADR (United Kingdom)	75,216	3,374,190

Total Consumer Staples		28,369,865

Energy - 3.7%
Energy Equipment & Services - 2.2%
National Oilwell Varco, Inc.	20,172	726,999
Schlumberger Ltd.	35,736	2,871,030

		3,598,029

Oil, Gas & Consumable Fuels - 1.5%
Marathon Petroleum Corp.	20,436	798,639
Ultrapar Participacoes S.A. - ADR (Brazil)	29,591	620,819
Valero Energy Corp.	18,348	1,080,147

		2,499,605

Total Energy		6,097,634

Financials - 9.3%
Banks - 9.3%
BB&T Corp.	32,263	1,141,465
Fifth Third Bancorp	39,353	720,553
JPMorgan Chase & Co.	74,112	4,683,878
The PNC Financial Services Group, Inc.	17,466	1,533,165
U.S. Bancorp	50,929	2,174,159
Wells Fargo & Co.	99,184	4,957,216

Total Financials		15,210,436

Health Care - 16.3%
Biotechnology - 2.8%
AbbVie, Inc.	36,446	2,223,206
Amgen, Inc.	15,667	2,480,086

		4,703,292

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	37,268	1,449,725

The accompanying notes are an integral part of the financial statements.

4

Disciplined Value Series

Investment Portfolio - April 30, 2016

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
St. Jude Medical, Inc.	11,393	$868,147

		2,317,872

Pharmaceuticals - 12.1%
Johnson & Johnson	60,332	6,762,010
Merck & Co., Inc.	71,325	3,911,463
Pfizer, Inc.	147,755	4,833,066
Sanofi - ADR (France)	66,051	2,714,696
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	30,107	1,639,326

		19,860,561

Total Health Care		26,881,725

Industrials - 19.0%
Aerospace & Defense - 6.1%
The Boeing Co.	18,669	2,516,581
General Dynamics Corp.	11,566	1,625,254
Lockheed Martin Corp.	9,270	2,154,162
Raytheon Co.	11,019	1,392,251
United Technologies Corp.	22,718	2,371,078

		10,059,326

Air Freight & Logistics - 1.5%
United Parcel Service, Inc. - Class B	23,924	2,513,695

Commercial Services & Supplies - 1.1%
Tyco International plc	18,079	696,403
Waste Management, Inc.	19,253	1,131,884

		1,828,287

Electrical Equipment - 3.0%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	79,481	1,677,844
Eaton Corp. plc	18,311	1,158,537
Emerson Electric Co.	25,042	1,368,044
Rockwell Automation, Inc.	6,572	745,725

		4,950,150

Industrial Conglomerates - 2.6%
3M Co.	20,378	3,410,870
Koninklijke Philips N.V. - NY Shares (Netherlands)	32,095	882,933

		4,293,803

Machinery - 3.4%
Caterpillar, Inc.	20,187	1,568,934
Cummins, Inc.	7,681	898,907
Illinois Tool Works, Inc.	13,612	1,422,726

The accompanying notes are an integral part of the financial statements.

5

Disciplined Value Series

Investment Portfolio - April 30, 2016

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Parker-Hannifin Corp.	6,653	$771,881
Stanley Black & Decker, Inc.	7,473	836,378

		5,498,826

Road & Rail - 1.3%
Union Pacific Corp.	24,966	2,177,784

Total Industrials		31,321,871

Information Technology - 17.3%
Communications Equipment - 2.6%
Cisco Systems, Inc.	120,275	3,306,360
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	128,064	1,036,038

		4,342,398

IT Services - 3.7%
Automatic Data Processing, Inc.	16,570	1,465,451
International Business Machines Corp.	21,685	3,164,709
Paychex, Inc.	16,966	884,268
Xerox Corp.	56,636	543,706

		6,058,134

Semiconductors & Semiconductor Equipment - 6.2%
Intel Corp.	119,346	3,613,797
QUALCOMM, Inc.	43,921	2,218,889
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	105,057	2,478,295
Texas Instruments, Inc.	31,992	1,824,824

		10,135,805

Software - 4.0%
CA, Inc.	22,673	672,481
Microsoft Corp.	119,419	5,955,425

		6,627,906

Technology Hardware, Storage & Peripherals - 0.8%
Canon, Inc. - ADR (Japan)	48,045	1,341,897

Total Information Technology		28,506,140

Materials - 4.0%
Chemicals - 2.3%
LyondellBasell Industries N.V. - Class A	15,786	1,305,029
Monsanto Co.	13,357	1,251,284
Praxair, Inc.	10,786	1,266,923

		3,823,236

Construction Materials - 0.6%
CRH plc - ADR (Ireland)	34,434	1,002,374

The accompanying notes are an integral part of the financial statements.

6

Disciplined Value Series

Investment Portfolio - April 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging - 0.6%
International Paper Co.	20,266	$876,910

Metals & Mining - 0.5%
Nucor Corp.	15,515	772,337

Total Materials		6,474,857

Telecommunication Services - 2.7%
Diversified Telecommunication Services - 0.7%
Telekomunikasi Indonesia Persero Tbk PT - ADR (Indonesia)	21,053	1,123,599

Wireless Telecommunication Services - 2.0%
NTT DOCOMO, Inc. - ADR (Japan)	105,511	2,568,138
SK Telecom Co. Ltd. - ADR (South Korea)	36,602	732,040

		3,300,178

Total Telecommunication Services		4,423,777

TOTAL COMMON STOCKS (Identified Cost $148,043,627)		162,933,967

SHORT-TERM INVESTMENT - 1.1%
Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.29%
(Identified Cost $1,859,938)	1,859,938	1,859,938

TOTAL INVESTMENTS - 100.1%
(Identified Cost $149,903,565)		164,793,905
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(129,855)

NET ASSETS - 100%		$164,664,050

ADR - American Depositary Receipt

1Rate shown is the current yield as of April 30, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

Disciplined Value Series

Statement of Assets and Liabilities

April 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $149,903,565) (Note 2)	$164,793,905
Dividends receivable	255,811
Foreign tax reclaims receivable	111,072
Receivable for fund shares sold	66,546
Prepaid and other expenses	8,401

TOTAL ASSETS	165,235,735

LIABILITIES:

Accrued management fees (Note 3)	60,880
Accrued fund accounting and administration fees (Note 3)	11,836
Accrued transfer agent fees (Note 3)	4,001
Accrued shareholder services fees (Class S) (Note 3)	2,610
Accrued Chief Compliance Officer service fees (Note 3)	381
Payable for fund shares repurchased	459,381
Audit fees payable	16,626
Other payables and accrued expenses	15,970

TOTAL LIABILITIES	571,685

TOTAL NET ASSETS	$164,664,050

NET ASSETS CONSIST OF:

Capital stock	$121,283
Additional paid-in-capital	144,909,164
Undistributed net investment income	499,180
Accumulated net realized gain on investments	4,244,083
Net unrealized appreciation on investments	14,890,340

TOTAL NET ASSETS	$164,664,050

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($12,844,828/1,304,211 shares)	$9.85

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($151,819,222/10,824,040 shares)	$14.03

The accompanying notes are an integral part of the financial statements.

8

Disciplined Value Series

Statement of Operations

For the Six Months Ended April 30, 2016 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $22,498)	$2,392,873

EXPENSES:

Management fees (Note 3)	361,294
Fund accounting and administration fees (Note 3)	27,206
Shareholder services fees (Class S)(Note 3)	17,237
Transfer agent fees (Note 3)	6,999
Directors’ fees (Note 3)	3,274
Chief Compliance Officer service fees (Note 3)	1,258
Custodian fees	5,378
Miscellaneous	43,057

Total Expenses	465,703

NET INVESTMENT INCOME	1,927,170

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	4,345,655
Net change in unrealized appreciation (depreciation) on investments	(1,232,577)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	3,113,078

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,040,248

The accompanying notes are an integral part of the financial statements.

9

Disciplined Value Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEAR ENDED 10/31/15
DECREASE IN NET ASSETS:

OPERATIONS:
Net investment income	$1,927,170	$4,783,262
Net realized gain on investments	4,345,655	21,255,846
Net change in unrealized appreciation (depreciation) on investments	(1,232,577)	(23,865,543)

Net increase from operations	5,040,248	2,173,565

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(214,101)	(445,287)
From net investment income (Class I)	(1,784,343)	(4,361,188)
From net realized gain on investments (Class S)	(2,478,979)	(940,919)
From net realized gain on investments (Class I)	(18,818,161)	(9,412,072)

Total distributions to shareholders	(23,295,584)	(15,159,466)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	6,449,833	(15,596,999)

Net decrease in net assets	(11,805,503)	(28,582,900)

NET ASSETS:

Beginning of period	176,469,553	205,052,453

End of period (including undistributed net investment income of $499,180 and $570,453, respectively)	$164,664,050	$176,469,553

The accompanying notes are an integral part of the financial statements.

10

Disciplined Value Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEARS ENDED			FOR THE PERIOD 3/1/12[1] TO 10/31/12
		10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.64	$12.75	$11.88	$10.14	$10.00

Income from investment operations:
Net investment income[2]	0.10	0.26	0.26	0.26	0.12
Net realized and unrealized gain (loss) on investments	0.18	(0.21)	1.25	1.89	0.23

Total from investment operations	0.28	0.05	1.51	2.15	0.35

Less distributions to shareholders:
From net investment income	(0.16)	(0.36)	(0.34)	(0.35)	(0.21)
From net realized gain on investments	(1.91)	(0.80)	(0.30)	(0.06)	—

Total distributions to shareholders	(2.07)	(1.16)	(0.64)	(0.41)	(0.21)

Net asset value - End of period	$9.85	$11.64	$12.75	$11.88	$10.14

Net assets - End of period (000’s omitted)	$12,845	$15,471	$13,716	$10,667	$5,130

Total return[3]	3.11%	0.63%	13.12%	21.70%	3.59%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.81%[4]	0.79%	0.79%	0.81%	0.86%[4]
Net investment income	2.01%[4]	2.14%	2.11%	2.31%	1.76%[4]
Portfolio turnover	22%	49%	23%	19%	16%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Disciplined Value Series

Financial Highlights - Class I*

	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$15.69	$16.76	$15.41	$13.03	$11.96	$12.41

Income from investment operations:
Net investment income[1]	0.16	0.39	0.38	0.37	0.34	0.27
Net realized and unrealized gain (loss) on investments	0.27	(0.27)	1.64	2.45	1.05	0.88

Total from investment operations	0.43	0.12	2.02	2.82	1.39	1.15

Less distributions to shareholders:
From net investment income	(0.18)	(0.39)	(0.37)	(0.38)	(0.30)	(0.30)
From net realized gain on investments	(1.91)	(0.80)	(0.30)	(0.06)	(0.02)	(1.30)

Total distributions to shareholders	(2.09)	(1.19)	(0.67)	(0.44)	(0.32)	(1.60)

Net asset value - End of period	$14.03	$15.69	$16.76	$15.41	$13.03	$11.96

Net assets - End of period (000’s omitted)	$151,819	$160,999	$191,337	$158,989	$128,760	$79,028

Total return[2]	3.25%	0.91%	13.44%	22.02%	11.77%	10.17%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.56%[3]	0.54%	0.54%	0.56%	0.59%	0.60%
Net investment income	2.27%[3]	2.44%	2.38%	2.63%	2.69%	2.41%
Portfolio turnover	22%	49%	23%	19%	16%	8%

*Effective March 1, 2012, the shares of the Series have been designated as Class I.
**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	N/A	0.45%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

12

Disciplined Value Series

Notes to Financial Statements

(unaudited)

1.	Organization

Disciplined Value Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 100 million have been designated as Disciplined Value Series Class I common stock and 100 million have been designated as Disciplined Value Series Class S common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

13

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$15,647,662	$15,647,662	$—	$—
Consumer Staples	28,369,865	28,369,865	—	—
Energy	6,097,634	6,097,634	—	—
Financials	15,210,436	15,210,436	—	—
Health Care	26,881,725	26,881,725	—	—
Industrials	31,321,871	31,321,871	—	—
Information Technology	28,506,140	28,506,140	—	—
Materials	6,474,857	6,474,857	—	—
Telecommunication Services	4,423,777	4,423,777	—	—
Mutual Fund	1,859,938	1,859,938	—	—

Total assets	$164,793,905	$164,793,905	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2015 or April 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2016.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

14

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2016, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2012 through October 31, 2015. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting

15

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, the Class S shares of the Series pay a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least February 28, 2017, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of shareholder service fees, at no more than 0.60% of average daily net assets each year. For the six months ended April 30, 2016, the Advisor did not waive fees or reimburse expenses for the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2016, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $35,684,908 and $50,582,524, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S and I shares of Disciplined Value Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	183,920	$1,836,447	502,112	$6,090,178
Reinvested	282,259	2,687,964	118,130	1,368,047
Repurchased	(491,136)	(4,776,748)	(367,006)	(4,408,509)

Total	(24,957)	$(252,337)	253,236	$3,049,716

16

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	990,424	$13,516,246	2,135,524	$34,619,779
Reinvested	731,879	9,899,459	405,303	6,294,873
Repurchased	(1,160,408)	(16,713,535)	(3,694,895)	(59,561,367)

Total	561,895	$6,702,170	(1,154,068)	$(18,646,715)

At April 30, 2016, one shareholder account owned 4,059,430 shares of the Series (34.6% of shares outstanding) valued at $56,953,804. In addition, the retirement plan of the Advisor and its affiliates owned 261,464 shares of the Series (2.2% of shares outstanding) valued at $3,668,346. Investment activities of these shareholders may have a material effect on the Series.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2016.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2015 were as follows:

Ordinary income	$5,052,392
Long-term capital gains	10,107,074

At April 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$150,088,889
Unrealized appreciation	20,604,071
Unrealized depreciation	(5,899,055)

Net unrealized appreciation	$14,705,016

17

Disciplined Value Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2015, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2015 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 29 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered a number of other factors relevant to performance at the meeting (and considers on a quarterly basis) including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives, investment performance of core products, product offerings, performance on an aggregate basis vs. performance over reasonable time periods and the Advisor’s investment process. The Directors acknowledged the challenging performance and discussed the investment process of the Advisor. The Directors confirmed that qualitative factors such as the Advisor’s investment process, including recent enhancements, were an important subset to be considered as part of their consideration of performance. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 22 of the 36 active Series of the Fund are currently experiencing expenses above the capped expense ratios, and thus the Advisor is incurring those expenses over the cap. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Equity Income Class S, High Yield Bond Class S, Pro-Blend Series Classes C and R, and Target Series’ Classes R and K, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio.

18

Disciplined Value Series

Renewal of Investment Advisory Agreement

(unaudited)

The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

19

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20

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21

Disciplined Value Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDIV-04/16-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2016

www.manning-napier.com

OVERSEAS SERIES

Overseas Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemptions fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD* 11/1/15-4/30/16
Actual	$1,000.00	$1,004.70	$3.74
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.13	$3.77

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Overseas Series

Portfolio Composition as of April 30, 2016

(unaudited)

2

Overseas Series

Investment Portfolio - April 30, 2016

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 96.3%

Consumer Discretionary - 18.2%
Diversified Consumer Services - 2.3%
Kroton Educacional S.A. (Brazil)	7,693,020	$28,676,170

Hotels, Restaurants & Leisure - 3.0%
Accor S.A. (France)[1]	829,690	36,741,547

Media - 7.7%
ITV plc (United Kingdom)[1]	12,394,440	40,855,417
Liberty Global plc - Class A - ADR (United Kingdom)*	1,132,230	42,719,038
Modern Times Group MTG AB - Class B (Sweden)[1]	335,385	10,069,413

		93,643,868

Specialty Retail - 2.2%
Kingfisher plc (United Kingdom)[1]	5,081,089	27,070,729

Textiles, Apparel & Luxury Goods - 3.0%
lululemon athletica, Inc. (United States)*	551,590	36,156,723

Total Consumer Discretionary		222,289,037

Consumer Staples - 27.0%
Beverages - 11.1%
Ambev S.A. - ADR (Brazil)	6,105,365	34,128,990
Anheuser-Busch InBev N.V. (Belgium)[1]	305,920	37,950,758
Diageo plc (United Kingdom)[1]	1,497,880	40,496,968
Remy Cointreau S.A. (France)[1]	19,633	1,632,466
SABMiller plc (United Kingdom)[1]	344,650	21,108,504

		135,317,686

Food & Staples Retailing - 1.3%
Tesco plc (United Kingdom)*[1]	6,462,910	16,248,072

Food Products - 4.9%
Danone S.A. (France)[1]	424,450	29,738,547
Nestle S.A. (Switzerland)[1]	401,410	29,961,117

		59,699,664

Personal Products - 5.2%
Beiersdorf AG (Germany)[1]	137,360	12,334,344
Unilever plc - ADR (United Kingdom)	1,142,360	51,246,270

		63,580,614

Tobacco - 4.5%
Japan Tobacco, Inc. (Japan)[1]	1,020,700	41,703,698
Swedish Match AB (Sweden)[1]	390,970	12,417,927

		54,121,625

Total Consumer Staples		328,967,661

The accompanying notes are an integral part of the financial statements.

3

Overseas Series

Investment Portfolio - April 30, 2016

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)
Energy - 6.3%
Energy Equipment & Services - 3.5%
Schlumberger Ltd. (United States)	530,400	$42,612,336

Oil, Gas & Consumable Fuels - 2.8%
Cameco Corp. (Canada)	2,724,370	34,081,869

Total Energy		76,694,205

Health Care - 15.6%
Health Care Equipment & Supplies - 4.9%
Medtronic plc (United States)	561,130	44,413,440
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	24,337,458	14,610,397

		59,023,837

Health Care Providers & Services - 4.0%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	565,440	49,214,504

Life Sciences Tools & Services - 1.9%
QIAGEN N.V. (United States)*	484,254	10,876,345
QIAGEN N.V. (United States)*[1]	566,386	12,738,441

		23,614,786

Pharmaceuticals - 4.8%
Novartis AG - ADR (Switzerland)	524,830	39,871,335
Perrigo Co. plc (United States)	189,280	18,297,698

		58,169,033

Total Health Care		190,022,160

Industrials - 6.8%
Aerospace & Defense - 1.0%
Safran S.A. (France)[1]	178,555	12,309,575

Airlines - 1.0%
Ryanair Holdings plc - ADR (Ireland)	148,697	12,037,022

Machinery - 2.3%
Sulzer AG (Switzerland)[1]	164,155	14,984,947
The Weir Group plc (United Kingdom)[1]	746,250	13,108,401

		28,093,348

Trading Companies & Distributors - 2.5%
Brenntag AG (Germany)[1]	526,879	30,948,277

Total Industrials		83,388,222

Information Technology - 16.9%
Internet Software & Services - 10.5%
Alibaba Group Holding Ltd. - ADR (China)*	550,550	42,359,317
Baidu, Inc. - ADR (China)*	225,580	43,830,194
Tencent Holdings Ltd. - Class H (China)[1]	2,049,400	41,701,838

		127,891,349

The accompanying notes are an integral part of the financial statements.

4

Overseas Series

Investment Portfolio - April 30, 2016

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 3.3%
Amdocs Ltd. - ADR (United States)	712,904	$40,307,592

Technology Hardware, Storage & Peripherals - 3.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	34,620	37,729,971

Total Information Technology		205,928,912

Materials - 2.5%
Chemicals - 0.3%
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	211,442	4,404,337

Metals & Mining - 2.2%
Alumina Ltd. (Australia)[1]	11,356,728	12,824,188
Norsk Hydro ASA (Norway)[1]	3,137,214	13,649,967

		26,474,155

Total Materials		30,878,492

Telecommunication Services - 3.0%
Wireless Telecommunication Services - 3.0%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	2,537,830	35,935,673

TOTAL COMMON STOCKS
(Identified Cost $1,180,999,317)		1,174,104,362

SHORT-TERM INVESTMENT - 0.3%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.29%
(Identified Cost $4,115,859)	4,115,859	4,115,859

TOTAL INVESTMENTS - 96.6%
(Identified Cost $1,185,115,176)		1,178,220,221
OTHER ASSETS, LESS LIABILITIES - 3.4%		41,318,242

NET ASSETS - 100%		$1,219,538,463

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of April 30, 2016.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 20.7%; United States - 16.9%; China - 11.7.%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

5

Overseas Series

Statement of Assets & Liabilities

April 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $1,185,115,176) (Note 2)	$1,178,220,221
Foreign currency, at value (identified cost $141)	141
Receivable for securities sold	32,935,027
Foreign tax reclaims receivable	5,276,753
Dividends receivable	5,656,900
Receivable for fund shares sold	74,642
Prepaid expenses	29,494

TOTAL ASSETS	1,222,193,178

LIABILITIES:

Accrued management fees (Note 3)	698,673
Accrued fund accounting and administration fees (Note 3)	68,543
Accrued transfer agent fees (Note 3)	2,554
Accrued Chief Compliance Officer service fees (Note 3)	381
Accrued custodian fees	255,091
Payable for securities purchased	1,398,271
Payable for fund shares repurchased	149,585
Other payables and accrued expenses	81,617

TOTAL LIABILITIES	2,654,715

TOTAL NET ASSETS	$1,219,538,463

NET ASSETS CONSIST OF:

Capital stock	$579,408
Additional paid-in-capital	1,410,428,853
Undistributed net investment income	12,259,768
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(196,697,126)
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	(7,032,440)

TOTAL NET ASSETS	$1,219,538,463

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($1,219,538,463/57,940,815 shares)	$21.05

The accompanying notes are an integral part of the financial statements.

6

Overseas Series

Statement of Operations

For the Six Months Ended April 30, 2016 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $2,083,899)	$18,859,384

EXPENSES:

Management fees (Note 3)	4,715,485
Fund accounting and administration fees (Note 3)	97,223
Directors’ fees (Note 3)	38,269
Transfer agent fees (Note 3)	3,789
Chief Compliance Officer service fees (Note 3)	1,258
Custodian fees	188,594
Miscellaneous	96,284

Total Expenses	5,140,902

Less reduction of expenses (Note 3)	(88,787)

Net Expenses	5,052,115

NET INVESTMENT INCOME	13,807,269

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on-
Investments	(100,000,131)
Foreign currency and translation of other assets and liabilities	(118,656)

(100,118,787)

Net change in unrealized appreciation (depreciation) on-
Investments	77,881,930
Foreign currency and translation of other assets and liabilities	198,268

78,080,198

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(22,038,589)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,231,320)

The accompanying notes are an integral part of the financial statements.

7

Overseas Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEAR ENDED 10/31/15
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$13,807,269	$31,225,146
Net realized loss on investments and foreign currency	(100,118,787)	(96,890,011)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	78,080,198	11,166,783

Net decrease from operations	(8,231,320)	(54,498,082)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(27,334,427)	(38,104,257)
From net realized gain on investments	—	(188,046,421)

Total distributions to shareholders	(27,334,427)	(226,150,678)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(470,173,332)	(646,381,264)

Net decrease in net assets	(505,739,079)	(927,030,024)

NET ASSETS:

Beginning of period	1,725,277,542	2,652,307,566

End of period (including undistributed net investment income of $12,259,768 and $25,786,926, respectively)	$1,219,538,463	$1,725,277,542

The accompanying notes are an integral part of the financial statements.

8

Overseas Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEARS ENDED
		10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$21.34	$24.31	$27.39	$22.47	$22.63	$24.22

Income (loss) from investment operations:
Net investment income[1]	0.21	0.32	0.36	0.41	0.36	0.75
Net realized and unrealized gain (loss) on investments	(0.13)	(1.14)	(1.98)	4.88	0.51	(2.09)

Total from investment operations	0.08	(0.82)	(1.62)	5.29	0.87	(1.34)

Less distributions to shareholders:
From net investment income	(0.37)	(0.36)	(0.37)	(0.37)	(0.52)	(0.25)
From net realized gain on investments	—	(1.79)	(1.09)	—	(0.51)	— [2]

Total distributions to shareholders	(0.37)	(2.15)	(1.46)	(0.37)	(1.03)	(0.25)

Net asset value - End of period	$21.05	$21.34	$24.31	$27.39	$22.47	$22.63

Net assets - End of period (000’s omitted)	$1,219,538	$1,725,278	$2,652,308	$2,661,662	$1,993,999	$1,336,187

Total return[3]	0.47%	(3.02%)	(6.13%)	23.87%	4.61%	(5.61%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.75%[4]	0.74%	0.74%	0.75%	0.75%	0.75%
Net investment income	2.05%[4]	1.41%	1.37%	1.65%	1.68%	3.04%
Portfolio turnover	23%	59%	39%	43%	42%	37%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.01%[4]	N/A	N/A	N/A	0.00%[5]	0.01%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

9

Overseas Series

Notes to Financial Statements

(unaudited)

1.	Organization

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 200 million have been designated as Overseas Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

10

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$222,289,037	$107,551,931	$114,737,106	$—
Consumer Staples	328,967,661	85,375,260	243,592,401	—
Energy	76,694,205	76,694,205	—	—
Health Care	190,022,160	113,458,818	76,563,342	—
Industrials	83,388,222	12,037,022	71,351,200	—
Information Technology	205,928,912	126,497,103	79,431,809	—
Materials	30,878,492	4,404,337	26,474,155	—
Telecommunication Services	35,935,673	35,935,673	—	—
Mutual Fund	4,115,859	4,115,859	—	—

Total assets	$1,178,220,221	$566,070,208	$612,150,013	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2015 or April 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2016.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and

11

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2016, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2012 through October 31, 2015. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

12

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Advisor has contractually agreed, until at least February 28, 2017, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.75% of average daily net assets each year. Accordingly, the Advisor waived fees of $88,787 for the six months ended April 30, 2016, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2016, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $303,377,486 and $793,606,301 respectively. There were no purchases or sales of U.S. Government securities.

13

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class A shares of Overseas Series were:

	FOR THE SIX MONTHS ENDED 4/31/2016		FOR THE YEAR ENDED 10/31/2015
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,324,976	$84,220,284	8,589,455	$192,939,757
Reinvested	1,253,129	25,137,767	10,511,668	216,435,237
Repurchased	(28,493,106)	(579,531,383)	(47,346,296)	(1,055,756,258)

Total	(22,915,001)	$(470,173,332)	(28,245,173)	($646,381,264)

At April 30, 2016, the retirement plan of the Advisor and its affiliates owned 229,666 shares of the Series (0.4% of shares outstanding) valued at $4,834,468.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2016.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2015 were as follows:

Ordinary income	$73,208,251
Long-term capital gains	152,942,427

At April 30, 2016, the tax basis of components of distributable earnings and the net unrealized depreciation based on the identified cost for federal income tax purposes were as follows:

Cost for federal income tax purposes	$1,227,158,109
Unrealized appreciation	72,972,468
Unrealized depreciation	(121,910,356)

Net unrealized depreciation	$(48,937,888)

14

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2015, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2015 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 29 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered a number of other factors relevant to performance at the meeting (and considers on a quarterly basis) including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives, investment performance of core products, product offerings, performance on an aggregate basis vs. performance over reasonable time periods and the Advisor’s investment process. The Directors acknowledged the challenging performance and discussed the investment process of the Advisor. The Directors confirmed that qualitative factors such as the Advisor’s investment process, including recent enhancements, were an important subset to be considered as part of their consideration of performance. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 22 of the 36 active Series of the Fund are currently experiencing expenses above the capped expense ratios, and thus the Advisor is incurring those expenses over the cap. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Equity Income Class S, High Yield Bond Class S, Pro-Blend Series Classes C and R, and Target Series’ Classes R and K, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio.

15

Overseas Series

Renewal of Investment Advisory Agreement

(unaudited)

The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

16

{This page intentionally left blank}

17

Overseas Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOVS-4/16-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2016

PRO-BLEND® CONSERVATIVE TERM SERIES

PRO-BLEND® MODERATE TERM SERIES

PRO-BLEND® EXTENDED TERM SERIES

PRO-BLEND® MAXIMUM TERM SERIES

www.manning-napier.com

Shareholder Expense Example - Pro-Blend® Conservative Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD 11/1/15-4/30/16*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,009.30	$4.40	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.42	0.88%
Class I
Actual	$1,000.00	$1,009.70	$3.40	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.42	0.68%
Class C
Actual	$1,000.00	$1,005.10	$8.48	1.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.52	1.70%
Class R
Actual	$1,000.00	$1,007.90	$5.89	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.92	1.18%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Conservative Term Series

As of April 30, 2016 (unaudited)

Sector Allocation[5]
Financials	14.0%
Information Technology	10.2%
Consumer Discretionary	9.0%
Industrials	5.1%
Energy	5.0%
Health Care	5.0%
Consumer Staples	4.8%
Materials	4.4%
Telecommunication Services	1.6%
Utilities	0.6%

[5]Including common stocks and corporate bonds, as a percentage of total investments.

Top Five Stock Holdings[6]
QUALCOMM, Inc.	1.3%
Johnson & Johnson	1.2%
Time Warner, Inc.	1.0%
Monsanto Co.	1.0%
MasterCard, Inc. - Class A	0.9%

[6] As a percentage of total investments.
Top Five Bond Holdings[7]
U.S. Treasury Bill, 0.28%, 6/23/2016	4.9%
U.S. Treasury Note, 0.125%, 4/15/2020	1.9%
U.S. Treasury Note, 0.125%, 4/15/2017	1.4%
U.S. Treasury Bond, 0.75%, 2/15/2042	1.3%
U.S. Treasury Note, 0.125%, 1/15/2023	1.0%

[7] As a percentage of total investments.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 32.6%

Consumer Discretionary - 6.0%
Automobiles - 0.0%##
Honda Motor Co., Ltd. - ADR (Japan)	25,937	$699,262

Hotels, Restaurants & Leisure - 0.5%
Accor S.A. (France)[1]	5,220	231,160
Yum! Brands, Inc.	69,760	5,550,106

		5,781,266

Internet & Catalog Retail - 0.9%
The Priceline Group, Inc.*	5,950	7,994,777
TripAdvisor, Inc.*	54,030	3,489,798

		11,484,575

Media - 3.4%
AMC Networks, Inc. - Class A*	116,210	7,580,378
Liberty Global plc - Class A - ADR (United Kingdom)*	110,490	4,168,788
Sinclair Broadcast Group, Inc. - Class A	164,300	5,269,101
TEGNA, Inc.	78,920	1,843,571
Thomson Reuters Corp.	17,098	703,241
Time Warner, Inc.	143,160	10,757,042
Tribune Media Co. - Class A	143,240	5,521,902
Twenty-First Century Fox, Inc. - Class A2	225,630	6,827,564

		42,671,587

Multiline Retail - 0.2%
Dollar General Corp.	14,790	1,211,449
Macy’s, Inc.	16,900	669,071
Target Corp.	11,633	924,823

		2,805,343

Specialty Retail - 0.5%
DSW, Inc. - Class A	32,500	798,525
The Home Depot, Inc.	19,908	2,665,482
Staples, Inc.	154,990	1,580,898
Williams-Sonoma, Inc.	17,580	1,033,352

		6,078,257

Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc.*	92,120	6,038,466

Total Consumer Discretionary		75,558,756

Consumer Staples - 3.0%
Beverages - 1.6%
Ambev S.A. - ADR (Brazil)	1,107,230	6,189,416
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	40,890	5,072,589
The Coca-Cola Co.	10,510	470,848
Diageo plc (United Kingdom)[1]	215,250	5,819,540
PepsiCo, Inc.	29,089	2,995,003

		20,547,396

Food & Staples Retailing - 0.2%
Wal-Mart Stores, Inc.	43,076	2,880,492

Food Products - 0.1%
General Mills, Inc.	13,252	812,878

Household Products - 0.5%
Colgate-Palmolive Co.	16,000	1,134,720
Kimberly-Clark Corp.	7,502	939,175
The Procter & Gamble Co.	47,356	3,794,163

		5,868,058

Personal Products - 0.5%
Unilever plc - ADR (United Kingdom)	154,092	6,912,567

Tobacco - 0.1%
Philip Morris International, Inc.	10,060	987,087

Total Consumer Staples		38,008,478

Energy - 2.0%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	91,370	7,340,666

Oil, Gas & Consumable Fuels - 1.4%
BP plc - ADR (United Kingdom)	45,190	1,517,480
Chevron Corp.	15,450	1,578,681
ConocoPhillips	16,220	775,154
Exxon Mobil Corp.	28,950	2,559,180
Hess Corp.	10,700	637,934
Occidental Petroleum Corp.	15,690	1,202,638
Range Resources Corp.	215,550	9,507,910
TOTAL S.A. (France)[1]	17,000	859,198

		18,638,175

Total Energy		25,978,841

Financials - 4.7%
Banks - 1.1%
Bank of America Corp.	47,830	696,405
Citigroup, Inc.	32,750	1,515,670
JPMorgan Chase & Co.	66,507	4,203,242
KeyCorp.	27,840	342,154
The PNC Financial Services Group, Inc.	13,863	1,216,894
U.S. Bancorp	46,236	1,973,815
Wells Fargo & Co.	84,247	4,210,665

		14,158,845

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets - 0.5%
American Capital Ltd.*	19,980	$315,684
Apollo Investment Corp.	39,170	227,969
Ares Capital Corp.	16,860	256,103
BlackRock, Inc.	14,780	5,266,557
Fifth Street Finance Corp.	40,580	219,944
Medley Capital Corp.	30,140	204,952
PennantPark Investment Corp.	30,700	202,313
Prospect Capital Corp.	36,750	274,890

		6,968,412

Insurance - 0.1%
Admiral Group plc (United Kingdom)[1]	13,330	362,293
Principal Financial Group, Inc.	26,100	1,113,948

		1,476,241

Real Estate Investment Trusts (REITS) - 2.7%
Agree Realty Corp.	20,980	813,604
Alexandria Real Estate Equities, Inc.	4,870	452,667
American Campus Communities, Inc.	8,350	373,663
American Homes 4 Rent - Class A	15,560	246,159
Apartment Investment & Management Co. - Class A	12,820	513,569
AvalonBay Communities, Inc.	3,860	682,409
Boston Properties, Inc.	3,690	475,493
Brixmor Property Group, Inc.	9,530	240,633
CatchMark Timber Trust, Inc. - Class A	100,060	1,061,637
Chesapeake Lodging Trust	17,860	439,892
Columbia Property Trust, Inc.	10,970	244,631
Community Healthcare Trust, Inc.	51,760	942,032
CoreSite Realty Corp.	2,370	177,584
Crown Castle International Corp.	11,390	989,563
CubeSmart	18,220	539,494
DCT Industrial Trust, Inc.	6,860	276,938
DDR Corp.	20,640	361,200
Digital Realty Trust, Inc.	3,270	287,695
Douglas Emmett, Inc.	14,370	466,307
Education Realty Trust, Inc.	9,010	358,328
Equinix, Inc.	1,510	498,828
Equity LifeStyle Properties, Inc.	4,150	284,233
Equity One, Inc.	14,090	398,747
Equity Residential	5,650	384,596
Extra Space Storage, Inc.	3,240	275,238
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	163,683	157,930
Forest City Realty Trust, Inc. - Class A	32,360	672,441
General Growth Properties, Inc.	14,320	401,390
HCP, Inc.	6,630	224,293
Healthcare Realty Trust, Inc.	9,080	274,942
Healthcare Trust of America, Inc. - Class A	14,540	420,061
Host Hotels & Resorts, Inc.	13,740	217,367
Kite Realty Group Trust	8,827	240,359
Lamar Advertising Co. - Class A	16,590	1,029,244
LaSalle Hotel Properties	13,920	332,688
Mid-America Apartment Communities, Inc.	7,370	705,383
NorthStar Realty Finance Corp.	23,600	301,844
Outfront Media, Inc.	70,980	1,539,556
Paramount Group, Inc.	28,390	474,113
Pebblebrook Hotel Trust	6,430	177,725
Pennsylvania Real Estate Investment Trust	7,790	178,703
Physicians Realty Trust	33,250	602,822
Prologis, Inc.	20,350	924,093
Public Storage	1,620	396,592
Retail Opportunity Investments Corp.	42,140	828,894
Retail Properties of America, Inc. - Class A	15,070	240,969
Rexford Industrial Realty, Inc.	19,620	368,267
Simon Property Group, Inc.	6,180	1,243,231
Sovran Self Storage, Inc.	4,940	524,727
STORE Capital Corp.	26,000	667,420
Tanger Factory Outlet Centers, Inc.	7,640	268,011
Taubman Centers, Inc.	4,240	294,468
Terreno Realty Corp.	15,030	342,233
UDR, Inc.	6,470	225,932
Urban Edge Properties	18,540	480,928
Ventas, Inc.	6,310	391,977
Vornado Realty Trust	4,530	433,657
Welltower, Inc.	5,670	393,611
Westfield Corp. (Australia)[1]	22,540	172,152
Weyerhaeuser Co.	195,290	6,272,715

		34,205,878

Real Estate Management & Development - 0.3%
CBRE Group, Inc. - Class A*	5,880	174,224
First Capital Realty, Inc. (Canada)	11,960	193,598

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Management & Development (continued)
Realogy Holdings Corp.*	81,320	$2,906,377

		3,274,199

Total Financials		60,083,575

Health Care - 3.8%
Biotechnology - 0.2%
AbbVie, Inc.	20,891	1,274,351
Amgen, Inc.	9,005	1,425,492

		2,699,843

Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	21,553	838,412
Medtronic plc	104,280	8,253,762

		9,092,174

Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc.*	7,850	144,911
Express Scripts Holding Co.*	57,360	4,229,153

		4,374,064

Health Care Technology - 0.6%
Cerner Corp.*	140,440	7,884,302

Pharmaceuticals - 1.9%
Eli Lilly & Co.	9,570	722,822
Johnson & Johnson	112,990	12,663,919
Merck & Co., Inc.	59,404	3,257,715
Pfizer, Inc.	85,018	2,780,939
Roche Holding AG (Switzerland)[1]	3,550	898,183
Sanofi (France)[1]	10,080	830,864
Sanofi - ADR (France)	38,122	1,566,814
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	17,204	936,758

		23,658,014

Total Health Care		47,708,397

Industrials - 2.2%
Aerospace & Defense - 0.5%
The Boeing Co.	10,735	1,447,078
General Dynamics Corp.	6,670	937,268
Honeywell International, Inc.	11,040	1,261,541
Lockheed Martin Corp.	5,349	1,243,001
Raytheon Co.	6,333	800,175
United Technologies Corp.	13,140	1,371,422

		7,060,485

Air Freight & Logistics - 0.2%
United Parcel Service, Inc. - Class B	23,714	2,491,630

Commercial Services & Supplies - 0.1%
Waste Management, Inc.	23,540	1,383,917

Electrical Equipment - 0.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	45,636	963,379
Emerson Electric Co.	14,392	786,235

		1,749,614

Industrial Conglomerates - 0.4%
3M Co.	17,359	2,905,549
General Electric Co.	54,200	1,666,650

		4,572,199

Machinery - 0.6%
Caterpillar, Inc.	11,648	905,283
Flowserve Corp.	90,680	4,426,091
Illinois Tool Works, Inc.	7,773	812,434
Mueller Water Products, Inc. - Class A	38,830	417,422
Pentair plc (United Kingdom)	9,940	577,315

		7,138,545

Professional Services - 0.1%
Nielsen Holdings plc	18,510	965,111

Road & Rail - 0.2%
Kansas City Southern	13,270	1,257,332
Union Pacific Corp.	20,474	1,785,947

		3,043,279

Total Industrials		28,404,780

Information Technology - 8.0%
Communications Equipment - 0.2%
Cisco Systems, Inc.	91,336	2,510,827
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	73,714	596,346

		3,107,173

Electronic Equipment, Instruments & Components - 0.6%
FLIR Systems, Inc.	95,530	2,885,961
VeriFone Systems, Inc.*	148,140	4,216,064

		7,102,025

Internet Software & Services - 1.2%
Alphabet, Inc. - Class A*	6,590	4,664,929
Alphabet, Inc. - Class C*	6,560	4,546,146
Facebook, Inc. - Class A*	49,780	5,853,132

		15,064,207

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 2.1%
Automatic Data Processing, Inc.	9,532	$843,010
Broadridge Financial Solutions, Inc.	18,150	1,086,096
International Business Machines Corp.	12,492	1,823,082
InterXion Holding N.V. - ADR (Netherlands)*	11,940	404,527
MasterCard, Inc. - Class A	103,880	10,075,321
PayPal Holdings, Inc.*	143,530	5,623,505
Visa, Inc. - Class A2	72,720	5,616,893
Xerox Corp.	72,520	696,192

		26,168,626

Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	68,632	2,078,177
QUALCOMM, Inc.	275,590	13,922,807
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	60,294	1,422,335
Texas Instruments, Inc.	18,482	1,054,213

		18,477,532

Software - 1.6%
Electronic Arts, Inc.*	129,680	8,020,708
Microsoft Corp.	96,012	4,788,118
ServiceNow, Inc.*	111,410	7,963,587

		20,772,413

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	99,100	9,289,634
Canon, Inc. - ADR (Japan)	27,621	771,455
EMC Corp.	33,520	875,207

		10,936,296

Total Information Technology		101,628,272

Materials - 2.7%
Chemicals - 1.8%
Ashland, Inc.	71,420	7,970,472
The Dow Chemical Co.	34,020	1,789,792
E.I. du Pont de Nemours & Co.	11,340	747,419
LyondellBasell Industries N.V. - Class A	9,143	755,852
Monsanto Co.	111,056	10,403,726
Praxair, Inc.	6,273	736,827
RPM International, Inc.	18,250	922,172

		23,326,260

Containers & Packaging - 0.3%
Avery Dennison Corp.	9,120	662,203
Bemis Co., Inc.	15,400	772,772
Graphic Packaging Holding Co.	95,750	1,271,560
Sonoco Products Co.	21,770	1,020,795

		3,727,330

Metals & Mining - 0.6%
Alcoa, Inc.	613,370	6,851,343

Total Materials		33,904,933

Telecommunication Services - 0.1%
Wireless Telecommunication Services - 0.1%
NTT DOCOMO, Inc. - ADR (Japan)	60,982	1,484,302

Utilities - 0.1%
Electric Utilities - 0.1%
Eversource Energy	11,010	621,404
Exelon Corp.	11,720	411,255

		1,032,659

Multi-Utilities - 0.0%##
CMS Energy Corp.	17,020	692,374

Total Utilities		1,725,033

TOTAL COMMON STOCKS (Identified Cost $395,041,563)		414,485,367

CORPORATE BONDS - 17.8%
Non-Convertible Corporate Bonds - 17.8%
Consumer Discretionary - 1.7%
Auto Components - 0.2%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	1,650,000	1,770,513
Techniplas LLC[4], 10.00%, 5/1/2020	965,000	675,500

		2,446,013

Diversified Consumer Services - 0.4%
Block Financial LLC, 5.50%, 11/1/2022	4,990,000	5,383,846

Hotels, Restaurants & Leisure - 0.1%
MGM Resorts International, 10.00%, 11/1/2016	765,000	796,594

Household Durables - 0.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	1,370,000	1,268,647
Lennar Corp., 12.25%, 6/1/2017	720,000	793,800
Meritage Homes Corp., 7.15%, 4/15/2020	575,000	612,375
Meritage Homes Corp., 7.00%, 4/1/2022	620,000	664,950

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
NVR, Inc., 3.95%, 9/15/2022	2,620,000	$2,677,320
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	765,000	766,912
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	1,065,000	990,450

		7,774,454

Media - 0.3%
CCO Holdings LLC - CCO Holdings Capital Corp.[4], 5.875%, 4/1/2024	750,000	785,625
Columbus International, Inc. (Barbados)[4], 7.375%, 3/30/2021	735,000	780,717
Sinclair Television Group, Inc.[4], 5.625%, 8/1/2024	615,000	631,912
VTR Finance B.V. (Netherlands)[4], 6.875%, 1/15/2024	1,315,000	1,313,356

		3,511,610

Multiline Retail - 0.1%
Dollar General Corp., 3.25%, 4/15/2023	1,650,000	1,662,788

Total Consumer Discretionary		21,575,305

Consumer Staples - 1.1%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	1,215,000	1,414,872
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	2,545,000	3,947,203
PepsiCo, Inc., 3.10%, 7/17/2022	2,880,000	3,067,638

		8,429,713

Food & Staples Retailing - 0.3%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	990,000	950,400
CVS Health Corp., 3.50%, 7/20/2022	1,440,000	1,533,044
The Kroger Co., 2.60%, 2/1/2021	920,000	946,943

		3,430,387

Food Products - 0.1%
Pinnacle Operating Corp.[4], 9.00%, 11/15/2020	1,190,000	1,011,500

Household Products - 0.1%
HRG Group, Inc., 7.75%, 1/15/2022	940,000	940,000

Total Consumer Staples		13,811,600

Energy - 2.2%
Energy Equipment & Services - 0.6%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,235,000	1,388,291
Ensco plc, 5.20%, 3/15/2025	2,030,000	1,479,362
FTS International, Inc., 6.25%, 5/1/2022	620,000	96,410
Pride International, Inc., 8.50%, 6/15/2019	700,000	703,500
Schlumberger Holdings Corp.[4], 3.625%, 12/21/2022	2,710,000	2,823,338
TerraForm Global Operating LLC[4], 9.75%, 8/15/2022	920,000	815,350

		7,306,251

Oil, Gas & Consumable Fuels - 1.6%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	170,000	163,200
Chevron Corp., 1.79%, 11/16/2018	1,585,000	1,605,188
Columbia Pipeline Group, Inc.[4], 4.50%, 6/1/2025	1,450,000	1,495,252
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	395,000	360,438
Hiland Partners LP - Hiland Partners Finance Corp.[4], 7.25%, 10/1/2020	3,540,000	3,703,725
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	170,000	160,225
Kinder Morgan, Inc.[4], 5.625%, 11/15/2023	2,800,000	2,894,041
Oasis Petroleum, Inc., 6.875%, 1/15/2023	175,000	157,062
PBF Holding Co. LLC - PBF Finance Corp.[4], 7.00%, 11/15/2023	610,000	594,750
Petrobras Global Finance B.V. (Brazil)[5], 2.238%, 5/20/2016	4,415,000	4,411,689
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026	2,880,000	2,740,032
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	1,385,000	1,376,344
Transocean, Inc., 3.75%, 10/15/2017	335,000	321,600
Weatherford International LLC, 6.35%, 6/15/2017	335,000	340,025
WPX Energy, Inc., 6.00%, 1/15/2022	350,000	315,000

		20,638,571

Total Energy		27,944,822

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 7.1%
Banks - 1.9%
Bank of America Corp., 5.70%, 5/2/2017		1,100,000	$1,143,771
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021		2,200,000	2,799,331
CIT Group, Inc., 4.25%, 8/15/2017		815,000	826,716
Citigroup, Inc., 3.875%, 3/26/2025		1,885,000	1,872,465
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	300,000	233,455
Cooperatieve Rabobank U.A. (Netherlands)[6,7], 8.375%		1,000,000	1,011,251
Cooperatieve Rabobank U.A. (Netherlands)[6,8], 8.40%		850,000	894,837
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,975,000	2,045,891
Intesa Sanpaolo S.p.A. (Italy)[4], 6.50%, 2/24/2021		1,400,000	1,601,879
JPMorgan Chase & Co., 4.95%, 3/25/2020		1,255,000	1,382,587
Lloyds Bank plc (United Kingdom)[4,6,9], 12.00%		945,000	1,241,494
Lloyds Bank plc (United Kingdom)[5], 9.875%, 12/16/2021		1,247,000	1,304,549
Lloyds Banking Group plc (United Kingdom)[4], 4.582%, 12/10/2025		3,740,000	3,749,788
Popular, Inc., 7.00%, 7/1/2019		1,195,000	1,165,125
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	340,000	283,677
Santander Bank N.A., 8.75%, 5/30/2018		1,225,000	1,373,556
Santander Holdings USA, Inc., 2.65%, 4/17/2020		1,565,000	1,559,436
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	300,000	233,676

			24,723,484

Capital Markets - 1.9%
The Goldman Sachs Group, Inc.[5], 1.718%, 11/15/2018		6,350,000	6,365,850
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		6,125,000	6,807,668
The Goldman Sachs Group, Inc.[5], 2.236%, 11/29/2023		1,415,000	1,412,265
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025		1,625,000	1,659,237
Morgan Stanley, 2.125%, 4/25/2018		5,900,000	5,952,539
Morgan Stanley, 5.00%, 11/24/2025		1,200,000	1,306,138

			23,503,697

Consumer Finance - 0.2%
Ally Financial, Inc., 2.75%, 1/30/2017		840,000	838,950
Ally Financial, Inc., 8.00%, 12/31/2018		40,000	43,750
Navient Corp., 6.00%, 1/25/2017		800,000	813,000
Navient Corp., 6.125%, 3/25/2024		1,255,000	1,123,853

			2,819,553

Diversified Financial Services - 0.1%
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020		790,000	728,775
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 6.875%, 4/15/2022		590,000	516,250

			1,245,025

Insurance - 2.0%
Aegon N.V. (Netherlands)[5,6], 1.74%		2,195,000	1,341,037
American International Group, Inc., 4.875%, 6/1/2022		9,095,000	9,982,999
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024		6,735,000	7,167,225
AXA S.A. (France)[5,6], 1.825%		2,900,000	1,987,428
First American Financial Corp., 4.30%, 2/1/2023		1,145,000	1,161,275
Prudential Financial, Inc.[10], 5.875%, 9/15/2042		3,180,000	3,436,785

			25,076,749

Real Estate Investment Trusts (REITS) - 0.6%
Crown Castle Towers LLC[4], 6.113%, 1/15/2020		390,000	431,950
Crown Castle Towers LLC[4], 4.883%, 8/15/2020		224,000	239,543
Crown Castle Towers LLC[4], 3.222%, 5/15/2022		1,590,000	1,616,458
Greystar Real Estate Partners LLC[4], 8.25%, 12/1/2022		765,000	795,600
Welltower, Inc., 4.95%, 1/15/2021		4,100,000	4,498,167

			7,581,718

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[4], 8.50%, 6/1/2022		615,000	627,300

Thrifts & Mortgage Finance - 0.3%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017		1,050,000	1,052,625

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance (continued)
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	1,370,000	$1,205,600
Radian Group, Inc., 7.00%, 3/15/2021	610,000	650,412
Rialto Holdings LLC - Rialto Corp.[4], 7.00%, 12/1/2018	1,475,000	1,445,500

		4,354,137

Total Financials		89,931,663

Health Care - 0.4%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc.[4], 7.875%, 9/1/2023	1,415,000	1,269,961

Health Care Providers & Services - 0.1%
HCA, Inc., 7.50%, 2/15/2022	550,000	622,875
Tenet Healthcare Corp.[4,5], 4.134%, 6/15/2020	635,000	635,794
Tenet Healthcare Corp., 8.125%, 4/1/2022	615,000	638,062

		1,896,731

Pharmaceuticals - 0.2%
Concordia Healthcare Corp. (Canada)[4], 7.00%, 4/15/2023	930,000	862,575
Horizon Pharma Financing, Inc.[4], 6.625%, 5/1/2023	765,000	696,150
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[4], 5.625%, 10/15/2023	930,000	871,875

		2,430,600

Total Health Care		5,597,292

Industrials - 2.1%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc.[4], 5.25%, 2/1/2021	1,399,000	1,264,346

Air Freight & Logistics - 0.0%##
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[4,11], 10.00%, 2/15/2018	630,000	331,537

Airlines - 0.5%
Allegiant Travel Co., 5.50%, 7/15/2019	910,000	936,731
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	2,365,042	2,539,464
Southwest Airlines Co., 2.75%, 11/6/2019	1,530,000	1,572,584
Southwest Airlines Co., 2.65%, 11/5/2020	600,000	609,982

		5,658,761

Commercial Services & Supplies - 0.1%
Constellis Holdings LLC - Constellis Finance Corp.[4], 9.75%, 5/15/2020	780,000	705,900
Modular Space Corp.[4], 10.25%, 1/31/2019	662,000	340,930

		1,046,830

Industrial Conglomerates - 0.2%
General Electric Co.[5], 1.013%, 5/5/2026	2,385,000	2,199,962
Siemens Financieringsmaatschappij N.V. (Germany)[4], 2.90%, 5/27/2022	500,000	523,181

		2,723,143

Machinery - 0.1%
Case New Holland Industrial, Inc. (United Kingdom), 7.875%, 12/1/2017	765,000	814,725
Waterjet Holdings, Inc.[4], 7.625%, 2/1/2020	630,000	629,212

		1,443,937

Trading Companies & Distributors - 1.1%
Air Lease Corp., 3.375%, 6/1/2021	1,300,000	1,303,250
Aircastle Ltd., 5.50%, 2/15/2022	590,000	627,613
Aviation Capital Group Corp.[4], 3.875%, 9/27/2016	4,145,000	4,171,114
Aviation Capital Group Corp.[4], 2.875%, 9/17/2018	1,700,000	1,696,991
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	1,160,000	1,136,800
International Lease Finance Corp., 5.75%, 5/15/2016	1,095,000	1,095,690
International Lease Finance Corp.[5], 2.584%, 6/15/2016	1,980,000	1,982,321
International Lease Finance Corp., 8.75%, 3/15/2017	1,485,000	1,563,705
International Lease Finance Corp., 6.25%, 5/15/2019	205,000	222,425

		13,799,909

Total Industrials		26,268,463

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 0.6%
Internet Software & Services - 0.0%##
VeriSign, Inc., 5.25%, 4/1/2025	310,000	$318,525

IT Services - 0.3%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	1,900,000	1,960,922
Visa, Inc., 2.80%, 12/14/2022	1,560,000	1,627,225

		3,588,147

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., 2.45%, 7/29/2020	1,440,000	1,489,117

Technology Hardware, Storage & Peripherals - 0.2%
Diebold, Inc.[4], 8.50%, 4/15/2024	600,000	607,500
Hewlett Packard Enterprise Co.[4], 2.45%, 10/5/2017	1,400,000	1,415,662
Western Digital Corp.[4], 10.50%, 4/1/2024	635,000	617,537

		2,640,699

Total Information Technology		8,036,488

Materials - 1.0%
Chemicals - 0.4%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[4], 6.75%, 10/15/2019	1,340,000	1,266,300
The Dow Chemical Co., 8.55%, 5/15/2019	2,390,000	2,854,062
Solvay Finance America LLC (Belgium)[4], 3.40%, 12/3/2020	1,400,000	1,449,262

		5,569,624

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[4,5], 3.634%, 12/15/2019	645,000	651,369

Metals & Mining - 0.4%
Alcoa, Inc., 5.87%, 2/23/2022	970,000	989,400
Anglo American Capital plc (United Kingdom)[4], 3.625%, 5/14/2020	200,000	188,000
ArcelorMittal (Luxembourg), 10.85%, 6/1/2019	280,000	320,600
FMG Resources August 2006 Pty Ltd. (Australia)[4], 6.875%, 4/1/2022	165,000	150,150
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	2,990,000	3,172,094
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[4], 7.375%, 2/1/2020	925,000	707,625

		5,527,869

Paper & Forest Products - 0.1%
Domtar Corp., 4.40%, 4/1/2022	1,465,000	1,503,412

Total Materials		13,252,274

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.7%
AT&T, Inc., 5.20%, 3/15/2020	3,140,000	3,497,184
CenturyLink, Inc., 7.50%, 4/1/2024	1,245,000	1,248,113
Embarq Corp., 7.082%, 6/1/2016	840,000	843,888
Frontier Communications Corp.[4], 11.00%, 9/15/2025	1,560,000	1,575,600
Inmarsat Finance plc (United Kingdom)[4], 4.875%, 5/15/2022	1,085,000	1,030,750
Numericable-SFR S.A. (France)[4], 6.25%, 5/15/2024	170,000	164,475
WideOpenWest Finance LLC - WideOpenWest Capital Corp., 10.25%, 7/15/2019	115,000	115,287

		8,475,297

Wireless Telecommunication Services - 0.5%
Altice Financing S.A. (Luxembourg)[4], 6.625%, 2/15/2023	2,255,000	2,229,744
SBA Tower Trust[4], 3.598%, 4/15/2018	2,505,000	2,501,251
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[4], 8.25%, 11/7/2021	895,000	859,200
T-Mobile USA, Inc., 6.836%, 4/28/2023	735,000	783,694
Wind Acquisition Finance S.A. (Italy)[4], 4.75%, 7/15/2020	715,000	682,468

		7,056,357

Total Telecommunication Services		15,531,654

Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Abengoa Yield plc (Spain)[4], 7.00%, 11/15/2019	1,165,000	1,106,750
ContourGlobal Power Holdings S.A. (France)[4], 7.125%, 6/1/2019	820,000	811,800
NRG Energy, Inc., 6.25%, 7/15/2022	700,000	686,224
Talen Energy Supply LLC[4], 4.625%, 7/15/2019	1,255,000	1,167,150

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT3/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)

TerraForm Power Operating LLC[4], 6.125%, 6/15/2025	1,180,000	$1,014,800

Total Utilities		4,786,724

TOTAL CORPORATE BONDS
(Identified Cost $227,765,023)		226,736,285

MUTUAL FUNDS - 0.3%
Adams Natural Resources Fund, Inc.	19,390	374,228
The Gabelli Dividend & Income Trust	19,690	370,172
Schwab U.S. Dividend Equity ETF	20,610	824,812
Tri-Continental Corp.	43,630	883,507
Vanguard Dividend Appreciation ETF	10,200	825,996

TOTAL MUTUAL FUNDS
(Identified Cost $3,197,825)		3,278,715

U.S. TREASURY SECURITIES - 4.7%

U.S. Treasury Bonds - 1.1%
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042 (Identified Cost $12,635,917)	13,825,186	13,468,759

U.S. Treasury Notes - 3.6%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017	14,970,622	15,109,609
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	19,857,042	20,275,391
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	10,180,048	10,288,210

Total U.S. Treasury Notes
(Identified Cost $44,544,999)		45,673,210

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $57,180,916)		59,141,969

ASSET-BACKED SECURITIES - 1.6%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[4], 1.639%, 2/15/2021	1,050,651	1,013,878
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	1,801,554	1,785,791
Colony American Homes, Series 2015-1A, Class A4,5, 1.636%, 7/17/2032	2,231,565	2,208,819
Enterprise Fleet Financing LLC, Series 2014-2, Class A3[4], 1.64%, 3/20/2020	1,975,000	1,967,986
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[4], 1.59%, 2/22/2021	2,342,458	2,342,915
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	545,702	555,808
FNA Trust, Series 2014-1A, Class A4, 1.296%, 12/10/2022	530,630	525,489
Home Partners of America Trust, Series 2016-1, Class A4,5, 2.086%, 3/17/2033	1,200,344	1,196,495
Invitation Homes Trust, Series 2015-SFR3, Class A4,5, 1.736%, 8/17/2032	2,467,302	2,473,659
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A4, 1.92%, 10/15/2019	1,750,000	1,739,932
SpringCastle America Funding LLC, Series 2014-AA, Class A4, 2.70%, 5/25/2023	1,391,145	1,394,379
Starwood Retail Property Trust, Series 2014-STAR, Class A4,5, 1.653%, 11/15/2027	2,615,000	2,587,018

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $19,880,208)		19,792,169

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.7%

Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	268,322	278,669
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4[5], 5.889%, 7/10/2044	976,592	976,360
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	397,379	397,411
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	807,751	809,474

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM5, 5.568%, 10/12/2041	1,920,000	$1,939,429
BWAY Mortgage Trust, Series 2015-1740, Class A4, 2.917%, 1/13/2035	5,200,000	5,200,360
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	2,542,341	2,567,164
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A4, 3.178%, 2/10/2035	500,000	517,648
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	5,000,000	5,232,380
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3, 5.311%, 12/15/2039	4,046,734	4,066,456
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,5], 2.50%, 5/25/2043	1,965,852	1,927,840
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,5], 2.13%, 2/25/2043	1,523,690	1,474,039
DB-UBS Mortgage Trust, Series 2011-LC1A, Class A1[4], 3.742%, 11/10/2046	17,002	17,104
Extended Stay America Trust, Series 2013-ESH7, Class A27[4], 2.958%, 12/5/2031	1,593,651	1,599,319
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	862,661	861,892
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[5], 1.43%, 8/25/2020	24,022,789	1,118,929
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[5], 1.212%, 4/25/2021	2,842,213	146,693
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5], 1.548%, 10/25/2021	6,987,080	477,927
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[5], 1.411%, 12/25/2021	8,897,461	558,363
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[5], 1.488%, 6/25/2022	15,867,625	1,161,764
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5], 0.22%, 4/25/2023	79,707,313	1,018,014
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[5], 0.119%, 5/25/2023	49,701,317	375,901
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5], 1.563%, 10/25/2018	10,631,945	354,116
FREMF Mortgage Trust, Series 2011-K701, Class B4,5, 4.436%, 7/25/2048	875,000	896,570
FREMF Mortgage Trust, Series 2011-K702, Class B4,5, 4.931%, 4/25/2044	1,250,000	1,299,452
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	213,860,084	1,168,874
FREMF Mortgage Trust, Series 2013-K502, Class B4,5, 2.746%, 3/25/2045	1,725,000	1,727,136
FREMF Mortgage Trust, Series 2013-K712, Class B4,5, 3.484%, 5/25/2045	1,160,000	1,177,878
FREMF Mortgage Trust, Series 2014-K41, Class B4,5, 3.961%, 11/25/2047	2,500,000	2,387,116
FREMF Mortgage Trust, Series 2014-K716, Class B4,5, 4.085%, 8/25/2047	3,075,000	3,176,041
FREMF Mortgage Trust, Series 2015-K42, Class B4,5, 3.985%, 12/25/2024	490,000	486,797
FREMF Mortgage Trust, Series 2015-K43, Class B4,5, 3.863%, 2/25/2048	500,000	468,135
FREMF Mortgage Trust, Series 2015-K720, Class B4,5, 3.506%, 7/25/2022	270,000	251,552
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[4,5], 3.382%, 12/15/2019	2,800,000	2,853,615
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[4,5], 3.382%, 12/15/2019	1,290,000	1,258,484
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class A4[5], 5.921%, 7/10/2038	27,158	27,151
GS Mortgage Securities Trust, Series 2010-C2, Class A1[4], 3.849%, 12/10/2043	150,823	156,424

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/2045		194,070	$194,501
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[5], 5.981%, 4/17/2045		145,374	145,226
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047		5,424,322	5,506,196
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,5], 3.00%, 3/25/2043		1,172,804	1,173,056
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,5], 3.50%, 5/25/2043		1,432,052	1,452,772
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,5], 3.00%, 6/25/2029		1,759,374	1,802,533
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038		2,763,371	2,783,902
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041		323,434	324,823
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041		829,011	832,107
Motel 6 Trust, Series 2015-MTL6, Class B4, 3.298%, 2/5/2030		2,550,000	2,563,460
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,5], 3.75%, 11/25/2054		1,938,955	1,996,000
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[5], 3.75%, 8/25/2055		1,877,395	1,934,198
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025		1,258,117	1,286,148
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025		5,676,095	5,817,006
SCG Trust, Series 2013-SRP1, Class AJ4,5, 2.383%, 11/15/2026		4,050,000	4,040,549
Sequoia Mortgage Trust, Series 2013-2, Class A5, 1.874%, 2/25/2043		1,255,400	1,187,821
Sequoia Mortgage Trust, Series 2013-7, Class A2[5], 3.00%, 6/25/2043		1,187,289	1,187,358
Sequoia Mortgage Trust, Series 2013-8, Class A1[5], 3.00%, 6/25/2043		1,609,687	1,603,279
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028		155,000	164,792
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[5], 6.011%, 6/15/2045		357,489	357,012
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043		265,000	288,549
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,5], 4.869%, 2/15/2044		1,225,000	1,368,926
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,815,000	1,826,735
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047		960,000	1,059,679
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047		1,440,000	1,579,861
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,5], 3.50%, 1/20/2045		2,204,021	2,256,982
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,5], 3.50%, 3/20/2045		2,404,108	2,461,845

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $98,051,243)			97,607,793

FOREIGN GOVERNMENT BONDS - 2.0%

Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	330,000,000	516,362
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		600,000	720,001
Bundesrepublik Deutschland (Germany), 1.50%, 9/4/2022	EUR	200,000	253,397
Bundesrepublik Deutschland (Germany), 1.00%, 8/15/2024	EUR	200,000	246,510
Canada Housing Trust No. 1 (Canada)[4], 4.10%, 12/15/2018	CAD	295,000	254,104
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	125,000	100,714
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	360,000	315,742

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES		PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		9,225,000	$9,427,756
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	230,000	321,625
Ireland Government Bond (Ireland), 0.80%, 3/15/2022	EUR	200,000	236,248
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	EUR	50,000	70,450
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	480,000	707,286
Italy Buoni Poliennali Del Tesoro (Italy), 1.45%, 9/15/2022	EUR	75,000	89,061
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	565,000	834,994
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	EUR	200,000	230,931
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	77,000,000	725,841
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	370,000,000	325,195
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	380,000,000	336,335
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	1,775,000	457,487
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	4,560,000	270,431
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	8,250,000	484,548
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	8,000,000	514,988
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,000,000	183,885
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,500,000	336,402
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,000,000	66,250
Norway Government Bond (Norway)[4], 4.25%, 5/19/2017	NOK	1,280,000	165,026
Province of New Brunswick Canada (Canada), 5.20%, 2/21/2017		3,500,000	3,615,906
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	650,000	502,707
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	250,000	309,018
Spain Government Bond (Spain)[4], 4.00%, 4/30/2020	EUR	390,000	511,682
Spain Government Bond (Spain)[4], 5.40%, 1/31/2023	EUR	575,000	851,518
Spain Government Bond (Spain)[4], 1.60%, 4/30/2025	EUR	400,000	463,770
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	290,000	426,652
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	365,000	578,766

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $26,013,040)			25,451,588

U.S. GOVERNMENT AGENCIES - 9.8%

Mortgage-Backed Securities - 9.8%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		569,399	612,733
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		49,559	52,780
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		70,635	76,738
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		385,490	413,944
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		87,818	95,471
Fannie Mae, Pool #888815, 4.50%, 11/1/2022		62,086	64,803
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		677,806	728,689
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024		55,419	59,545
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024		137,014	147,272
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		55,272	60,463
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		1,250,255	1,369,644
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034		1,612,171	1,738,512
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		1,275,212	1,396,688
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034		2,022,900	2,179,826
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		3,445,203	3,713,728
Fannie Mae, Pool #745147, 4.50%, 12/1/2035		54,862	59,995
Fannie Mae, Pool #745418, 5.50%, 4/1/2036		864,390	974,081
Fannie Mae, Pool #886904, 6.50%, 9/1/2036		63,945	73,314
Fannie Mae, Pool #888021, 6.00%, 12/1/2036		261,690	298,815
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		289,417	324,854
Fannie Mae, Pool #256673, 5.50%, 4/1/2037		1,580,268	1,775,126

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	124,500	$139,629
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	363,350	414,917
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	1,282,462	1,464,675
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	24,616	27,208
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	19,177	21,197
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	38,171	42,190
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	631,977	708,973
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	783,160	894,333
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	50,223	55,511
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	99,781	110,931
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	829,688	932,086
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	693,471	790,973
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	1,197,276	1,367,120
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	488,317	556,764
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	16,502	18,818
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	61,825	70,395
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	135,181	153,985
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	138,598	158,232
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	88,993	101,329
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	41,699	47,481
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	23,918	27,233
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	72,195	79,797
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	105,913	117,066
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	1,539,183	1,727,425
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	830,221	933,397
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	153,189	170,847
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	311,121	349,771
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	1,043,963	1,188,936
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	264,658	304,200
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	126,253	139,988
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	222,711	246,681
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,869,119	2,038,895
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	100,559	111,490
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	164,692	182,592
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	1,719,016	1,932,893
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	1,214,945	1,387,601
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	432,933	494,113
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	1,632,460	1,862,834
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	1,041,862	1,189,603
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	2,424,139	2,765,990
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,168,682	1,275,253
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	499,721	545,131
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	378,567	413,096
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,186,458	1,294,657
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	954,436	1,022,755
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	286,680	312,756
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	2,385,900	2,602,749
Fannie Mae, Pool #AB4300, 3.50%, 1/1/2042	390,019	409,442
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	1,955,515	2,053,032
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	1,212,555	1,298,199

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL7767, 4.50%, 6/1/2044	2,404,223	$2,619,755
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	4,462,711	4,864,944
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	1,819,435	1,995,672
Fannie Mae, Pool #AZ3627, 4.00%, 11/1/2045	451,635	482,731
Fannie Mae, Pool #BA3890, 4.00%, 11/1/2045	622,961	666,093
Fannie Mae, Pool #BA6762, 4.00%, 12/1/2045	586,731	627,006
Fannie Mae, Pool #BA6763, 4.00%, 12/1/2045	666,652	713,577
Fannie Mae, Pool #MA2514, 4.50%, 1/1/2046	196,086	214,370
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,990,021	3,134,421
Fannie Mae Pool, Pool #AZ2001, 3.50%, 5/1/2045	2,951,374	3,103,295
Fannie Mae Pool, Pool #MA2569, 4.50%, 3/1/2046	1,796,730	1,962,619
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	188,625	198,800
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	89,857	98,394
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	63,719	69,791
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	85,780	93,629
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	235,457	257,945
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	1,569,484	1,719,385
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	2,130,766	2,334,283
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	1,442,437	1,555,738
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	945,387	1,017,512
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	2,957,223	3,182,841
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	226,498	255,361
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	527,462	591,697
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	58,087	66,168
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	207,643	232,940
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	760,903	865,993
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	879,341	988,315
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	491,596	551,106
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	225,533	253,928
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	252,931	283,450
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	592,855	666,022
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	72,357	80,804
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	530,170	594,396
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	721,110	809,207
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	368,827	413,558
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	740,764	831,386
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	667,257	749,338
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	1,565,312	1,707,734
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	470,592	529,023
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	397,946	447,128
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	180,821	205,553
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	112,864	128,644
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	423,363	477,687
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	507,755	576,658
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	2,539,140	2,773,252
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	1,817,241	2,038,847
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	2,698,300	2,830,325
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,284,413	1,346,672
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	2,498,920	2,619,825
Freddie Mac, Pool #G08669, 4.00%, 9/1/2045	2,420,830	2,584,869

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT3/ SHARES/ CONTRACTS	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G08672, 4.00%, 10/1/2045	5,471,235	$5,848,889
Freddie Mac, Pool #Q36985, 4.00%, 10/1/2045	1,135,473	1,213,360
Freddie Mac, Pool #Q37174, 4.00%, 11/1/2045	1,200,769	1,283,656
Freddie Mac, Pool #Q37892, 4.00%, 12/1/2045	1,504,068	1,609,044
Freddie Mac Gold, Pool #Q37592, 4.00%, 12/1/2045	3,471,218	3,717,806
Freddie Mac Gold, Pool #Q38388, 4.00%, 1/1/2046	493,014	528,092
Freddie Mac Gold, Pool #Q38413, 4.00%, 1/1/2046	497,880	532,693
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	100,575	112,495

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $122,303,775)		125,030,912

U.S. GOVERNMENT SECURITIES - 4.2%

U.S. Treasury Bills - 4.2%
U.S. Treasury Bill[12], 0.28%, 6/23/2016
(Identified Cost $52,978,347)	53,000,000	52,988,817

SHORT-TERM INVESTMENT - 3.8%

Dreyfus Cash Management, Inc. - Institutional Shares[13], 0.29%,
(Identified Cost $48,796,415)	48,796,415	48,796,415

TOTAL INVESTMENTS - 84.5%
(Identified Cost $1,051,208,355)		1,073,310,030
OTHER ASSETS, LESS LIABILITIES - 15.5%		197,045,065

NET ASSETS - 100%		$1,270,355,095

PUT OPTIONS WRITTEN - 0.0%##

Alphabet, Inc. - Class C, Strike $690, Expiring May 20, 2016,	17	$(20,451)
Apple, Inc., Strike $95, Expiring May 20, 2016,	129	(42,699)

TOTAL PUT OPTIONS WRITTEN
(Premiums Received $15,576)		$(63,150)

ADR - American Depositary Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange-traded fund

EUR - Euro

GBP - British Pound

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

No. - Number

NOK - Norwegian Krone

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of April 30, 2016, the total value of such securities was $7,713,984.

[3]Amount is stated in USD unless otherwise noted.

[4]Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $141,356,374 or 11.1%, of the Series’ net assets as of April 30, 2016 (see Note 2 to the financial statements).

[5]The coupon rate is floating and is the effective rate as of April 30, 2016.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

6Security is perpetual in nature and has no stated maturity date.

7The rate shown is a fixed rate as of April 30, 2016; the rate becomes floating, based on U.S. Treasury Note (5 Year) plus a spread, in July 2016.

8The rate shown is a fixed rate as of April 30, 2016; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year in June 2017.

9The rate shown is a fixed rate as of April 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

10The rate shown is a fixed rate as of April 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

11Represents a Payment-In-Kind bond.

12Represents the annualized yield at time of purchase.

13Rate shown is the current yield as of April 30, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $1,051,208,355) (Note 2)	$1,073,310,030
Foreign currency (identified cost $25,191)	25,191
Receivable for securities sold	195,782,813
Interest receivable	4,229,979
Receivable for fund shares sold	626,342
Dividends receivable	334,015
Foreign tax reclaims receivable	202,184
Prepaid and other expenses	3,793

TOTAL ASSETS	1,274,514,347

LIABILITIES:

Accrued management fees (Note 3)	628,123
Accrued shareholder services fees (Class S) (Note 3)	131,650
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R) (Note 3)	119,246
Accrued transfer agent fees (Note 3)	85,594
Accrued fund accounting and administration fees (Note 3)	82,294
Accrued Chief Compliance Officer service fees (Note 3)	381
Options written, at value (premiums received $15,576) (Note 2)	63,150
Accrued foreign capital gains tax (Note 2)	509
Payable for fund shares repurchased	2,741,425
Accrued printing and postage	223,266
Other payables and accrued expenses	83,614

TOTAL LIABILITIES	4,159,252

TOTAL NET ASSETS	$1,270,355,095

NET ASSETS CONSIST OF:

Capital stock	$1,078,217
Additional paid-in-capital	1,249,170,134
Undistributed net investment income	6,146,826
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(8,075,956)
Net unrealized appreciation on investments (net of foreign capital gains tax of $509), foreign currency and translation of other assets and liabilities	22,035,874

TOTAL NET ASSETS	$1,270,355,095

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2016 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($798,147,499/ 60,764,449 shares)	$13.14

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($315,447,415/ 31,004,663 shares)	$10.17

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($133,098,231/ 13,630,062 shares)	$9.77

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($23,661,950/ 2,422,519 shares)	$9.77

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series

For the Six Months Ended April 30, 2016 (unaudited)

INVESTMENT INCOME:

Interest	$11,833,902
Dividends (net of foreign taxes withheld, $58,373)	4,043,514

Total Investment Income	15,877,416

EXPENSES:

Management fees (Note 3)	3,928,909
Shareholder services fees (Class S) (Note 3)	834,037
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	658,262
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	91,068
Fund accounting and administration fees (Note 3)	130,082
Transfer agent fees (Note 3)	129,722
Directors’ fees (Note 3)	26,581
Chief Compliance Officer service fees (Note 3)	1,258
Custodian fees	56,726
Miscellaneous	203,351

Total Expenses	6,059,996

NET INVESTMENT INCOME	9,817,420

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	11,617,018
Futures contracts	(10,954,642)
Options written	63,569
Foreign currency and translation of other assets and liabilities	(1,058,159)

(332,214)

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $108)	(3,213,256)
Futures contracts	1,416,619
Options written	(47,574)
Foreign currency and translation of other assets and liabilities	13,120

(1,831,091)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(2,163,305)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,654,115

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEAR ENDED 10/31/15
DECREASE IN NET ASSETS:

OPERATIONS:

Net investment income	$9,817,420	$25,141,914
Net realized loss on investments and foreign currency	(332,214)	(6,336,316)
Net change in unrealized depreciation on investments and foreign currency	(1,831,091)	(40,113,025)

Net increase (decrease) from operations	7,654,115	(21,307,427)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(8,682,512)	(14,242,164)
From net investment income (Class I)	(4,514,265)	(6,793,036)
From net investment income (Class C)	(1,223,898)	(1,402,026)
From net investment income (Class R)	(631,680)	(950,123)
From net realized gain on investments (Class S)	—	(50,314,602)
From net realized gain on investments (Class I)	—	(19,920,640)
From net realized gain on investments (Class C)	—	(8,129,404)
From net realized gain on investments (Class R)	—	(3,664,976)

Total distributions to shareholders	(15,052,355)	(105,416,971)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(152,915,518)	(119,388,459)

Net decrease in net assets	(160,313,758)	(246,112,857)

NET ASSETS:

Beginning of period	1,430,668,853	1,676,781,710

End of period (including undistributed net investment income of $6,146,826 and $11,381,761, respectively)	$1,270,355,095	$1,430,668,853

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.15	$14.13	$14.18	$13.62	$13.16	$13.37

Income (loss) from investment operations:
Net investment income[1]	0.10	0.22	0.22	0.22	0.22	0.25
Net realized and unrealized gain (loss) on investments	0.02	(0.41)	0.52	0.83	0.69	0.12

Total from investment operations	0.12	(0.19)	0.74	1.05	0.91	0.37

Less distributions to shareholders:
From net investment income	(0.13)	(0.18)	(0.20)	(0.20)	(0.24)	(0.24)
From net realized gain on investments	—	(0.61)	(0.59)	(0.29)	(0.21)	(0.34)

Total distributions to shareholders	(0.13)	(0.79)	(0.79)	(0.49)	(0.45)	(0.58)

Net asset value - End of period	$13.14	$13.15	$14.13	$14.18	$13.62	$13.16

Net assets - End of period (000’s omitted)	$798,147	$911,956	$1,124,851	$1,027,160	$973,964	$870,693

Total return[2]	0.93%	(1.33%)	5.46%	7.93%	7.15%	2.87%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.88%[3]	0.88%	0.87%	0.87%	0.88%	0.89%
Net investment income	1.54%[3]	1.60%	1.57%	1.58%	1.65%	1.87%
Series portfolio turnover	20%	51%	45%	54%	54%	25%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.22	$11.17	$11.38	$11.03	$10.75	$11.03

Income (loss) from investment operations:
Net investment income[1]	0.09	0.19	0.20	0.20	0.20	0.22
Net realized and unrealized gain (loss) on investments	0.00 [2]	(0.32)	0.40	0.66	0.55	0.10

Total from investment operations	0.09	(0.13)	0.60	0.86	0.75	0.32

Less distributions to shareholders:
From net investment income	(0.14)	(0.21)	(0.22)	(0.22)	(0.26)	(0.26)
From net realized gain on investments	—	(0.61)	(0.59)	(0.29)	(0.21)	(0.34)

Total distributions to shareholders	(0.14)	(0.82)	(0.81)	(0.51)	(0.47)	(0.60)

Net asset value - End of period	$10.17	$10.22	$11.17	$11.38	$11.03	$10.75

Net assets - End of period (000’s omitted)	$315,447	$325,700	$353,538	$318,106	$249,566	$181,345

Total return[3]	0.97%	(1.15%)	5.66%	8.15%	7.34%	3.07%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.68%[4]	0.68%	0.67%	0.67%	0.68%	0.69%
Net investment income	1.74%[4]	1.81%	1.77%	1.77%	1.84%	2.07%
Series portfolio turnover	20%	51%	45%	54%	54%	25%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class C

	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.81	$10.75	$10.99	$10.68	$10.42	$10.73

Income (loss) from investment operations:
Net investment income[1]	0.04	0.08	0.08	0.08	0.09	0.11
Net realized and unrealized gain (loss) on investments	0.01	(0.31)	0.39	0.65	0.55	0.10

Total from investment operations	0.05	(0.23)	0.47	0.73	0.64	0.21

Less distributions to shareholders:
From net investment income	(0.09)	(0.10)	(0.12)	(0.13)	(0.17)	(0.18)
From net realized gain on investments	—	(0.61)	(0.59)	(0.29)	(0.21)	(0.34)

Total distributions to shareholders	(0.09)	(0.71)	(0.71)	(0.42)	(0.38)	(0.52)

Net asset value - End of period	$9.77	$9.81	$10.75	$10.99	$10.68	$10.42

Net assets - End of period (000’s omitted)	$133,098	$137,697	$139,291	$102,919	$72,239	$42,898

Total return[2]	0.51%	(2.10%)	4.58%	7.06%	6.42%	2.06%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.68%[3]	1.68%	1.67%	1.67%	1.69%	1.69%
Net investment income	0.74%[3]	0.81%	0.77%	0.78%	0.84%	1.03%
Series portfolio turnover	20%	51%	45%	54%	54%	25%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.81	$10.75	$10.99	$10.67	$10.44	$10.76

Income (loss) from investment operations:
Net investment income[1]	0.06	0.13	0.14	0.14	0.14	0.13
Net realized and unrealized gain (loss) on investments	0.01	(0.30)	0.38	0.64	0.54	0.13

Total from investment operations	0.07	(0.17)	0.52	0.78	0.68	0.26

Less distributions to shareholders:
From net investment income	(0.11)	(0.16)	(0.17)	(0.17)	(0.24)	(0.24)
From net realized gain on investments	—	(0.61)	(0.59)	(0.29)	(0.21)	(0.34)

Total distributions to shareholders	(0.11)	(0.77)	(0.76)	(0.46)	(0.45)	(0.58)

Net asset value - End of period	$9.77	$9.81	$10.75	$10.99	$10.67	$10.44

Net assets - End of period (000’s omitted)	$23,662	$55,315	$59,101	$48,272	$32,988	$2,828

Total return[2]	0.79%	(1.60%)	5.08%	7.64%	6.85%	2.61%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.18%[3]	1.18%	1.17%	1.17%	1.19%	1.19%
Net investment income	1.25%[3]	1.30%	1.27%	1.28%	1.32%	1.31%
Series portfolio turnover	20%	51%	45%	54%	54%	25%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Moderate Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD 11/1/15-4/30/16*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,004.10	$5.33	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.37	1.07%
Class I
Actual	$1,000.00	$1,005.50	$4.09	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.12	0.82%
Class C
Actual	$1,000.00	$1,000.30	$9.05	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.81	$9.12	1.82%
Class R
Actual	$1,000.00	$1,002.90	$6.57	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.62	1.32%

* Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Moderate Term Series

As of April 30, 2016 (unaudited)

Sector Allocation[5]
Information Technology	13.7%
Consumer Discretionary	12.5%
Financials	10.2%
Health Care	5.6%
Consumer Staples	5.6%
Materials	4.6%
Energy	4.4%
Industrials	3.6%
Telecommunication Services	1.2%
Utilities	0.4%

[5]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[6]
Time Warner, Inc.	1.6%
QUALCOMM, Inc.	1.6%
Monsanto Co.	1.5%
MasterCard, Inc. - Class A	1.4%
Range Resources Corp.	1.4%
Medtronic plc	1.2%
ServiceNow, Inc.	1.2%
AMC Networks, Inc. - Class A	1.2%
Cerner Corp.	1.2%
Johnson & Johnson	1.2%

6As a percentage of total investments.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 41.4%

Consumer Discretionary - 10.0%
Diversified Consumer Services - 0.2%
Fu Shou Yuan International Group Ltd. (China)[1]	1,308,000	$917,682
Houghton Mifflin Harcourt Co.*	32,510	666,780
Kroton Educacional S.A. (Brazil)	279,932	1,043,462

		2,627,924

Hotels, Restaurants & Leisure - 0.9%
Accor S.A. (France)[1]	17,960	795,331
Dunkin’ Brands Group, Inc.	13,480	626,820
Yum! Brands, Inc.	131,120	10,431,907

		11,854,058

Internet & Catalog Retail - 1.7%
ASOS plc (United Kingdom)*[1]	11,400	601,423
The Priceline Group, Inc.*	10,730	14,417,472
Rakuten, Inc. (Japan)[1]	117,360	1,275,863
TripAdvisor, Inc.*[2]	109,900	7,098,441
Zalando SE (Germany)*[1,3]	20,470	679,505

		24,072,704

Media - 5.8%
AMC Networks, Inc. - Class A*	235,320	15,349,920
Global Mediacom Tbk PT (Indonesia)[1]	2,723,660	238,696
ITV plc (United Kingdom)[1]	141,820	467,477
Liberty Global plc - Class A - ADR (United Kingdom)*	211,779	7,990,422
Modern Times Group MTG AB - Class B (Sweden)[1]	4,696	140,990
Sinclair Broadcast Group, Inc. - Class A	292,990	9,396,189
Surya Citra Media Tbk PT (Indonesia)[1]	1,776,910	429,305
TEGNA, Inc.	142,160	3,320,858
Time Warner, Inc.	267,350	20,088,679
Tribune Media Co. - Class A	274,160	10,568,868
Twenty-First Century Fox, Inc. - Class A	423,324	12,809,784

		80,801,188

Specialty Retail - 0.2%
Advance Auto Parts, Inc.	12,370	1,930,957
Kingfisher plc (United Kingdom)[1]	77,910	415,084
Monro Muffler Brake, Inc.	9,060	627,133

		2,973,174

Textiles, Apparel & Luxury Goods - 1.2%
Carter’s, Inc.	6,260	667,754
Gildan Activewear, Inc. (Canada)	22,140	687,668
Kering (France)[1]	4,280	734,015
lululemon athletica, Inc.*	214,647	14,070,111

		16,159,548

Total Consumer Discretionary		138,488,596

Consumer Staples - 4.1%
Beverages - 2.5%
Ambev S.A. - ADR (Brazil)	2,368,546	13,240,172
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	75,735	9,395,269
Cia Cervecerias Unidas S.A. - ADR (Chile)	20,820	466,784
Diageo plc (United Kingdom)[1]	375,793	10,160,011
Fomento Economico Mexicano S.A.B. de C.V. - ADR (Mexico)	2,200	205,062
SABMiller plc (United Kingdom)[1]	5,090	311,743
Treasury Wine Estates Ltd. (Australia)[1]	147,456	1,038,278

		34,817,319

Food & Staples Retailing - 0.1%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	131,900	909,514
Sprouts Farmers Market, Inc.*	24,090	676,206
Tesco plc (United Kingdom)*[1]	89,775	225,699

		1,811,419

Food Products - 0.5%
Adecoagro S.A. (Luxembourg)*	74,190	790,865
Danone S.A. (France)[1]	14,011	981,663
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	228,880	696,964
Nestle S.A. (Switzerland)[1]	15,824	1,181,098
Sao Martinho S.A. (Brazil)	50,240	653,408
Suedzucker AG (Germany)[1]	61,317	1,082,744
Tiger Brands Ltd. (South Africa)[1]	12,180	301,554
Universal Robina Corp. (Philippines)[1]	98,310	436,557
The WhiteWave Foods Co.*	15,550	625,265

		6,750,118

Household Products - 0.1%
Pigeon Corp. (Japan)[1]	20,400	535,819

Personal Products - 0.8%
Beiersdorf AG (Germany)[1]	2,270	203,836
Unilever plc - ADR (United Kingdom)	253,939	11,391,704

		11,595,540

Tobacco - 0.1%
Gudang Garam Tbk PT (Indonesia)[1]	172,000	901,364
Japan Tobacco, Inc. (Japan)[1]	15,600	637,384

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco (continued)
Swedish Match AB (Sweden)[1]	4,695	$149,122

		1,687,870

Total Consumer Staples		57,198,085

Energy - 2.3%
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	139,413	11,200,440
Spectrum ASA (Norway)[1]	27,468	90,402

		11,290,842

Oil, Gas & Consumable Fuels - 1.5%
Cameco Corp. (Canada)	35,769	447,470
Cosan S.A. Industria e Comercio (Brazil)	20,580	189,808
Galp Energia SGPS S.A. (Portugal)[1]	69,040	948,575
Range Resources Corp.	399,560	17,624,592
Royal Dutch Shell plc - Class B (Netherlands)[1]	18,152	476,580
Royal Dutch Shell plc - Class B - ADR (Netherlands)	7,670	409,195

		20,096,220

Total Energy		31,387,062

Financials - 3.7%
Banks - 0.0%##
ICICI Bank Ltd. - ADR (India)	38,250	269,663

Capital Markets - 0.8%
BlackRock, Inc.	29,130	10,379,893

Consumer Finance - 0.1%
SLM Corp.*	220,740	1,494,410

Diversified Financial Services - 0.1%
JSE Ltd. (South Africa)[1]	40,370	468,397

Real Estate Investment Trusts (REITS) - 2.3%
Agree Realty Corp.	11,690	453,338
Alexandria Real Estate Equities, Inc.	5,160	479,622
alstria office REIT AG (Germany)[1]	78,350	1,100,177
American Campus Communities, Inc.	8,070	361,133
American Homes 4 Rent - Class A	15,760	249,323
Apartment Investment & Management Co. - Class A	12,430	497,946
AvalonBay Communities, Inc.	4,100	724,839
Boston Properties, Inc.	3,740	481,936
Brixmor Property Group, Inc.	10,130	255,783
CatchMark Timber Trust, Inc. - Class A	24,820	263,340
Chesapeake Lodging Trust	18,880	465,014
Columbia Property Trust, Inc.	10,670	237,941
Community Healthcare Trust, Inc.	29,200	531,440
CoreSite Realty Corp.	2,410	180,581
Crown Castle International Corp.	2,730	237,182
CubeSmart	18,110	536,237
DCT Industrial Trust, Inc.	6,760	272,901
DDR Corp.	21,950	384,125
Digital Realty Trust, Inc.	3,470	305,291
Douglas Emmett, Inc.	13,910	451,380
Education Realty Trust, Inc.	8,793	349,698
Equinix, Inc.	1,600	528,560
Equity LifeStyle Properties, Inc.	4,130	282,864
Equity One, Inc.	14,870	420,821
Equity Residential	5,550	377,789
Extra Space Storage, Inc.	3,440	292,228
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	191,494	184,764
Forest City Realty Trust, Inc. - Class A	24,570	510,565
General Growth Properties, Inc.	15,250	427,458
HCP, Inc.	7,060	238,840
Healthcare Realty Trust, Inc.	8,990	272,217
Healthcare Trust of America, Inc. - Class A	14,470	418,038
Host Hotels & Resorts, Inc.	14,530	229,865
Kite Realty Group Trust	9,945	270,802
Lamar Advertising Co. - Class A	4,570	283,523
LaSalle Hotel Properties	14,710	351,569
Mid-America Apartment Communities, Inc.	7,120	681,455
NorthStar Realty Finance Corp.	25,020	320,006
Outfront Media, Inc.	17,837	386,885
Paramount Group, Inc.	30,120	503,004
Pebblebrook Hotel Trust	6,790	187,676
Pennsylvania Real Estate Investment Trust	8,290	190,173
Physicians Realty Trust	32,660	592,126
Prologis, Inc.	21,550	978,586
Public Storage	1,710	418,625
Retail Opportunity Investments Corp.	20,410	401,465
Retail Properties of America, Inc. - Class A	15,930	254,721
Rexford Industrial Realty, Inc.	20,800	390,416
Simon Property Group, Inc.	6,580	1,323,699
Sovran Self Storage, Inc.	4,870	517,291
STORE Capital Corp.	11,990	307,783
Tanger Factory Outlet Centers, Inc.	7,680	269,414
Taubman Centers, Inc.	4,520	313,914
Terreno Realty Corp.	15,870	361,360
UDR, Inc.	6,880	240,250
Urban Edge Properties	19,560	507,386
Ventas, Inc.	6,730	418,068

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Vornado Realty Trust	4,590	$439,401
Welltower, Inc.	6,040	419,297
Westfield Corp. (Australia)[1]	24,010	183,379
Weyerhaeuser Co.	235,722	7,571,391

		32,086,901

Real Estate Management & Development - 0.4%
CBRE Group, Inc. - Class A*	5,620	166,521
First Capital Realty, Inc. (Canada)	12,570	203,472
Realogy Holdings Corp.*	146,120	5,222,329

		5,592,322

Total Financials		50,291,586

Health Care - 4.7%
Biotechnology - 0.2%
Cepheid, Inc.*	28,310	807,967
Seattle Genetics, Inc.*	18,640	661,347
Vertex Pharmaceuticals, Inc.*	8,270	697,492

		2,166,806

Health Care Equipment & Supplies - 1.2%
LDR Holding Corp.*	18,540	499,653
Medtronic plc	198,710	15,727,896
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	250,393	150,317

		16,377,866

Health Care Providers & Services - 1.0%
Acadia Healthcare Co., Inc.*	10,380	655,912
Brookdale Senior Living, Inc.*	8,340	153,956
DaVita HealthCare Partners, Inc.*	22,680	1,676,052
Express Scripts Holding Co.*	111,340	8,209,098
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	8,390	730,245
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	16,520	720,768
KPJ Healthcare Berhad (Malaysia)[1]	280,550	303,783
Odontoprev S.A. (Brazil)	135,010	415,717
Siloam International Hospitals Tbk PT (Indonesia)[1]	429,900	275,452

		13,140,983

Health Care Technology - 1.1%
Cerner Corp.*	272,460	15,295,904

Life Sciences Tools & Services - 0.0%##
QIAGEN N.V.*	6,260	140,600
QIAGEN N.V.*[1]	7,760	174,528

		315,128

Pharmaceuticals - 1.2%
AstraZeneca plc - ADR (United Kingdom)	20,640	597,734
Genomma Lab Internacional S.A.B. de C.V. - Class B (Mexico)*	484,560	532,309
GlaxoSmithKline plc (United Kingdom)[1]	11,020	235,525
Johnson & Johnson	134,190	15,040,015
Novartis AG - ADR (Switzerland)	8,350	634,350
Perrigo Co. plc	2,560	247,475

		17,287,408

Total Health Care		64,584,095

Industrials - 1.3%
Aerospace & Defense - 0.0%##
Safran S.A. (France)[1]	2,440	168,214

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)	1,894	153,319

Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	189,000	211,591
MiX Telematics Ltd. - ADR (South Africa)	36,190	147,655
Stericycle, Inc.*	10,840	1,035,870

		1,395,116

Industrial Conglomerates - 0.1%
Siemens AG (Germany)[1]	13,380	1,400,201

Machinery - 0.8%
Alstom S.A. (France)*[1]	22,720	580,965
ANDRITZ AG (Austria)[1]	13,150	738,141
FANUC Corp. (Japan)[1]	2,709	400,179
Flowserve Corp.	140,980	6,881,234
GEA Group AG (Germany)[1]	24,520	1,139,439
SMC Corp. (Japan)[1]	2,800	682,807
Sulzer AG (Switzerland)[1]	2,210	201,741
The Weir Group plc (United Kingdom)[1]	10,450	183,562

		10,808,068

Professional Services - 0.1%
Applus Services S.A. (Spain)[1]	47,450	439,047
Bureau Veritas S.A. (France)[1]	17,580	416,705
Intertek Group plc (United Kingdom)[1]	9,040	431,261

		1,287,013

Road & Rail - 0.2%
Genesee & Wyoming, Inc. - Class A*	22,580	1,470,184
Kansas City Southern	13,070	1,238,383

		2,708,567

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors - 0.0%##
Brenntag AG (Germany)[1]	7,993	$469,500

Total Industrials		18,389,998

Information Technology - 11.9%
Electronic Equipment, Instruments & Components - 1.3%
FLIR Systems, Inc.	205,050	6,194,561
Hitachi Ltd. (Japan)[1]	204,000	934,774
Keyence Corp. (Japan)[1]	1,523	912,876
PAX Global Technology Ltd. (Hong Kong)[1]	1,130,000	973,179
Trimble Navigation Ltd.*	45,260	1,083,977
VeriFone Systems, Inc.*	275,380	7,837,315

		17,936,682

Internet Software & Services - 2.6%
Alibaba Group Holding Ltd. - ADR (China)*	14,170	1,090,240
Alphabet, Inc. - Class A*[2]	12,690	8,982,997
Alphabet, Inc. - Class C*	12,910	8,946,759
Baidu, Inc. - ADR (China)*	6,090	1,183,287
Benefitfocus, Inc.*	18,220	690,538
Envestnet, Inc.*	35,520	1,114,618
Facebook, Inc. - Class A*	91,510	10,759,746
Match Group, Inc.*	47,500	541,500
MercadoLibre, Inc. (Argentina)	8,390	1,047,827
Q2 Holdings, Inc.*	34,120	815,809
Tencent Holdings Ltd. - Class H (China)[1]	50,900	1,035,729

		36,209,050

IT Services - 2.9%
Amdocs Ltd. - ADR	10,390	587,451
FleetCor Technologies, Inc.*	4,470	691,420
InterXion Holding N.V. - ADR (Netherlands)*	11,700	396,396
MasterCard, Inc. - Class A	186,500	18,088,635
PayPal Holdings, Inc.*	267,960	10,498,673
Visa, Inc. - Class A2	134,450	10,384,918

		40,647,493

Semiconductors & Semiconductor Equipment - 1.5%
QUALCOMM, Inc.	396,600	20,036,232

Software - 2.4%
Electronic Arts, Inc.*	239,410	14,807,509
Paylocity Holding Corp.*	18,600	711,822
SAP SE (Germany)[1]	14,490	1,136,906
ServiceNow, Inc.*	218,910	15,647,687
TOTVS S.A. (Brazil)	52,040	425,338
The Ultimate Software Group, Inc.*	5,510	1,083,211

		33,812,473

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	154,780	14,509,077
Samsung Electronics Co. Ltd. (South Korea)[1]	1,680	1,830,917

		16,339,994

Total Information Technology		164,981,924

Materials - 3.3%
Chemicals - 2.3%
Ashland, Inc.	97,710	10,904,436
Givaudan S.A. (Switzerland)[1]	250	493,466
Monsanto Co.	207,370	19,426,422
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	13,752	286,454
Symrise AG (Germany)[1]	6,510	432,078

		31,542,856

Metals & Mining - 1.0%
Alcoa, Inc.	1,245,816	13,915,765
Alumina Ltd. (Australia)[1]	105,362	118,976
Norsk Hydro ASA (Norway)[1]	45,388	197,482

		14,232,223

Total Materials		45,775,079

Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.0%##
Telefonica S.A. - ADR (Spain)	66,980	730,752

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	55,703	788,754
China Mobile Ltd. - Class H (China)[1]	22,820	261,991

		1,050,745

Total Telecommunication Services		1,781,497

Utilities - 0.0%##
Water Utilities - 0.0%##
CT Environmental Group Ltd. (China)[1]	714,000	208,258

TOTAL COMMON STOCKS (Identified Cost $543,839,503)		573,086,180

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

CORPORATE BONDS - 14.9%

Non-Convertible Corporate Bonds - 14.9%
Consumer Discretionary - 1.4%
Auto Components - 0.2%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	1,500,000	$1,609,557
Techniplas LLC[3], 10.00%, 5/1/2020	1,055,000	738,500

		2,348,057

Diversified Consumer Services - 0.2%
Block Financial LLC, 5.50%, 11/1/2022	2,795,000	3,015,601

Hotels, Restaurants & Leisure - 0.1%
MGM Resorts International, 10.00%, 11/1/2016	870,000	905,931

Household Durables - 0.5%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	1,365,000	1,264,017
Lennar Corp., 12.25%, 6/1/2017	830,000	915,075
Meritage Homes Corp., 7.15%, 4/15/2020	555,000	591,075
Meritage Homes Corp., 7.00%, 4/1/2022	610,000	654,225
NVR, Inc., 3.95%, 9/15/2022	2,028,000	2,072,369
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	940,000	942,350
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	1,135,000	1,055,550

		7,494,661

Media - 0.3%
Altice Financing S.A. (Luxembourg)[3], 6.50%, 1/15/2022	630,000	636,300
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.875%, 4/1/2024	750,000	785,625
Columbus International, Inc. (Barbados)[3], 7.375%, 3/30/2021	880,000	934,736
Sinclair Television Group, Inc.[3], 5.625%, 8/1/2024	610,000	626,775
VTR Finance B.V. (Netherlands)[3], 6.875%, 1/15/2024	1,260,000	1,258,425
WideOpenWest Finance LLC - WideOpenWest Capital Corp., 10.25%, 7/15/2019	135,000	135,337

		4,377,198

Multiline Retail - 0.1%
Dollar General Corp., 3.25%, 4/15/2023	1,480,000	1,491,470

Total Consumer Discretionary		19,632,918

Consumer Staples - 0.9%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	1,060,000	1,234,374
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	1,900,000	2,946,832
PepsiCo, Inc., 3.10%, 7/17/2022	2,895,000	3,083,615

		7,264,821

Food & Staples Retailing - 0.3%
C&S Group Enterprises LLC[3] , 5.375%, 7/15/2022	995,000	955,200
CVS Health Corp., 3.50%, 7/20/2022	1,450,000	1,543,690
The Kroger Co., 2.60%, 2/1/2021	1,235,000	1,271,168

		3,770,058

Food Products - 0.1%
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020	1,255,000	1,066,750

Household Products - 0.0%##
HRG Group, Inc., 7.75%, 1/15/2022	915,000	915,000

Total Consumer Staples		13,016,629

Energy - 1.8%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc., 7.50%, 11/15/2018	1,215,000	1,365,808
Ensco plc, 5.20%, 3/15/2025	1,465,000	1,067,619
FTS International, Inc., 6.25%, 5/1/2022	610,000	94,855
Pride International, Inc., 8.50%, 6/15/2019	700,000	703,500
Schlumberger Holdings Corp.[3], 3.625%, 12/21/2022	3,095,000	3,224,439
TerraForm Global Operating LLC[3], 9.75%, 8/15/2022	955,000	846,369

		7,302,590

Oil, Gas & Consumable Fuels - 1.3%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	205,000	196,800
Chevron Corp., 1.79%, 11/16/2018	1,420,000	1,438,087
Columbia Pipeline Group, Inc.[3], 4.50%, 6/1/2025	1,050,000	1,082,768
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	470,000	428,875
Hiland Partners LP - Hiland Partners Finance Corp.[3], 7.25%, 10/1/2020	2,900,000	3,034,125
Hilcorp Energy I LP - Hilcorp Finance Co.[3], 5.75%, 10/1/2025	205,000	193,213
Kinder Morgan, Inc.[3], 5.625%, 11/15/2023	1,950,000	2,015,493
Oasis Petroleum, Inc., 6.875%, 1/15/2023	200,000	179,500
PBF Holding Co. LLC - PBF Finance Corp.[3], 7.00%, 11/15/2023	640,000	624,000
Petrobras Global Finance B.V. (Brazil)[5], 2.238%, 5/20/2016	3,680,000	3,677,240

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES		PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026		1,925,000	$1,831,445
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		1,260,000	1,252,125
Transocean, Inc., 3.75%, 10/15/2017		395,000	379,200
Weatherford International LLC, 6.35%, 6/15/2017		395,000	400,925
WPX Energy, Inc., 6.00%, 1/15/2022		415,000	373,500

			17,107,296

Total Energy			24,409,886

Financials - 5.7%
Banks - 2.0%
Bank of America Corp., 5.70%, 5/2/2017		3,061,000	3,182,803
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021		1,200,000	1,526,908
CIT Group, Inc., 4.25%, 8/15/2017		910,000	923,081
Citigroup, Inc., 3.875%, 3/26/2025		1,325,000	1,316,189
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	390,000	303,492
Cooperatieve Rabobank U.A. (Netherlands)[6,7], 8.375%		700,000	707,876
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		3,000,000	3,107,682
Intesa Sanpaolo S.p.A. (Italy)[3], 6.50%, 2/24/2021		1,380,000	1,578,995
JPMorgan Chase & Co., 4.95%, 3/25/2020		4,040,000	4,450,719
Lloyds Bank plc (United Kingdom)[3,6,8], 12.00%		955,000	1,254,631
Lloyds Bank plc (United Kingdom)[5], 9.875%, 12/16/2021		1,300,000	1,359,995
Lloyds Banking Group plc (United Kingdom)[3], 4.582%, 12/10/2025		2,601,000	2,607,807
Popular, Inc., 7.00%, 7/1/2019		1,300,000	1,267,500
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	450,000	375,454
Santander Bank N.A., 8.75%, 5/30/2018		1,250,000	1,401,587
Santander Holdings USA, Inc., 2.65%, 4/17/2020		1,265,000	1,260,503
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	311,568

			26,936,790

Capital Markets - 1.4%
The Goldman Sachs Group, Inc.[5], 1.718%, 11/15/2018		6,235,000	6,250,563
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		4,285,000	4,762,589
The Goldman Sachs Group, Inc.[5], 2.236%, 11/29/2023		1,120,000	1,117,835
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025		1,365,000	1,393,759
Morgan Stanley, 2.125%, 4/25/2018		5,000,000	5,044,525
Morgan Stanley, 5.00%, 11/24/2025		1,075,000	1,170,082

			19,739,353

Consumer Finance - 0.2%
Ally Financial, Inc., 2.75%, 1/30/2017		955,000	953,806
Navient Corp., 6.00%, 1/25/2017		915,000	929,869
Navient Corp., 6.125%, 3/25/2024		1,250,000	1,119,375

			3,003,050

Diversified Financial Services - 0.2%
ING Bank N.V. (Netherlands)[5], 4.125%, 11/21/2023		1,475,000	1,498,278
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020		870,000	802,575
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 6.875%, 4/15/2022		555,000	485,625

			2,786,478

Insurance - 1.2%
Aegon N.V. (Netherlands)[5,6], 1.74%		2,150,000	1,313,545
American International Group, Inc., 4.875%, 6/1/2022		3,705,000	4,066,741
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024		4,835,000	5,145,291
AXA S.A. (France)[5,6], 1.825%		2,640,000	1,809,245
First American Financial Corp., 4.30%, 2/1/2023		1,650,000	1,673,453
Prudential Financial, Inc.[9], 5.875%, 9/15/2042		1,950,000	2,107,462

			16,115,737

Real Estate Investment Trusts (REITS) - 0.3%
Crown Castle Towers LLC[3], 6.113%, 1/15/2020		1,040,000	1,151,866
Crown Castle Towers LLC[3], 4.883%, 8/15/2020		333,000	356,106
Crown Castle Towers LLC[3], 3.222%, 5/15/2022		1,300,000	1,321,632
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022		915,000	951,600
Welltower, Inc., 4.95%, 1/15/2021		330,000	362,048

			4,143,252

Real Estate Management & Development - 0.0%##
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022		615,000	627,300

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance - 0.4%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,455,000	$1,458,638
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	1,540,000	1,355,200
Radian Group, Inc., 7.00%, 3/15/2021	600,000	639,750
Rialto Holdings LLC - Rialto Corp.[3], 7.00%, 12/1/2018	1,620,000	1,587,600

		5,041,188

Total Financials		78,393,148

Health Care - 0.4%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc.[3], 7.875%, 9/1/2023	1,555,000	1,395,613

Health Care Providers & Services - 0.1%
HCA, Inc., 7.50%, 2/15/2022	560,000	634,200
Tenet Healthcare Corp.[3,5], 4.134%, 6/15/2020	625,000	625,781
Tenet Healthcare Corp., 8.125%, 4/1/2022	595,000	617,312

		1,877,293

Pharmaceuticals - 0.2%
Concordia Healthcare Corp. (Canada)[3], 7.00%, 4/15/2023	925,000	857,938
Horizon Pharma Financing, Inc.[3], 6.625%, 5/1/2023	905,000	823,550
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[3], 5.625%, 10/15/2023	935,000	876,563

		2,558,051

Total Health Care		5,830,957

Industrials - 2.0%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	1,405,000	1,269,769

Air Freight & Logistics - 0.0%##
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[3,10], 10.00%, 2/15/2018	645,000	339,431

Airlines - 0.4%
Allegiant Travel Co., 5.50%, 7/15/2019	910,000	936,731
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	1,852,546	1,989,171
Southwest Airlines Co., 2.75%, 11/6/2019	1,495,000	1,536,610
Southwest Airlines Co., 2.65%, 11/5/2020	500,000	508,318

		4,970,830

Commercial Services & Supplies - 0.1%
Constellis Holdings LLC - Constellis Finance Corp.[3], 9.75%, 5/15/2020	865,000	782,825
Modular Space Corp.[3], 10.25%, 1/31/2019	645,000	332,175

		1,115,000

Industrial Conglomerates - 0.2%
General Electric Co.[5], 1.013%, 5/5/2026	2,310,000	2,130,781

Machinery - 0.1%
Case New Holland Industrial, Inc. (United Kingdom), 7.875%, 12/1/2017	870,000	926,550
Waterjet Holdings, Inc.[3], 7.625%, 2/1/2020	625,000	624,219

		1,550,769

Trading Companies & Distributors - 1.1%
Air Lease Corp., 2.625%, 9/4/2018	2,875,000	2,855,761
Air Lease Corp., 3.375%, 6/1/2021	1,730,000	1,734,325
Aircastle Ltd., 6.75%, 4/15/2017	500,000	516,350
Aircastle Ltd., 5.50%, 2/15/2022	585,000	622,294
Aviation Capital Group Corp.[3], 3.875%, 9/27/2016	3,995,000	4,020,169
Aviation Capital Group Corp.[3], 2.875%, 9/17/2018	1,300,000	1,297,699
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	1,100,000	1,078,000
International Lease Finance Corp., 5.75%, 5/15/2016	970,000	970,611
International Lease Finance Corp.[5], 2.584%, 6/15/2016	1,525,000	1,526,787
International Lease Finance Corp., 8.75%, 3/15/2017	825,000	868,725
International Lease Finance Corp., 6.25%, 5/15/2019	245,000	265,825

		15,756,546

Total Industrials		27,133,126

Information Technology - 0.5%
Internet Software & Services - 0.0%##
VeriSign, Inc., 5.25%, 4/1/2025	365,000	375,037

IT Services - 0.2%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	1,405,000	1,450,050

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT4/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
IT Services (continued)
Visa, Inc., 2.80%, 12/14/2022	1,400,000	$1,460,330

		2,910,380

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., 2.45%, 7/29/2020	1,490,000	1,540,822

Technology Hardware, Storage & Peripherals - 0.2%
Diebold, Inc.[3], 8.50%, 4/15/2024	615,000	622,688
Hewlett Packard Enterprise Co.[3], 2.45%, 10/5/2017	1,545,000	1,562,284
Western Digital Corp.[3], 10.50%, 4/1/2024	655,000	636,987

		2,821,959

Total Information Technology		7,648,198

Materials - 0.9%
Chemicals - 0.4%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[3], 6.75%, 10/15/2019	1,305,000	1,233,225
The Dow Chemical Co., 8.55%, 5/15/2019	2,305,000	2,752,557
Solvay Finance America LLC (Belgium)[3], 3.40%, 12/3/2020	1,600,000	1,656,299

		5,642,081

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,5], 3.634%, 12/15/2019	630,000	636,221

Metals & Mining - 0.3%
Alcoa, Inc., 5.87%, 2/23/2022	915,000	933,300
Anglo American Capital plc (United Kingdom)[3], 3.625%, 5/14/2020	345,000	324,300
ArcelorMittal (Luxembourg), 10.85%, 6/1/2019	270,000	309,150
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	350,000	365,025
FMG Resources August 2006 Pty Ltd. (Australia)[3], 6.875%, 4/1/2022	195,000	177,450
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	1,585,000	1,681,528
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	930,000	711,450

		4,502,203

Paper & Forest Products - 0.1%
Domtar Corp., 4.40%, 4/1/2022	1,425,000	1,462,364

Total Materials		12,242,869

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.6%
AT&T, Inc., 5.20%, 3/15/2020	2,115,000	2,355,588
CenturyLink, Inc., 7.50%, 4/1/2024	1,265,000	1,268,163
Embarq Corp., 7.082%, 6/1/2016	955,000	959,420
Frontier Communications Corp.[3], 11.00%, 9/15/2025	1,555,000	1,570,550
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	1,365,000	1,296,750
Numericable-SFR S.A. (France)[3], 6.25%, 5/15/2024	205,000	198,338
Numericable-SFR S.A. (France)[3], 7.375%, 5/1/2026	250,000	253,750

		7,902,559

Wireless Telecommunication Services - 0.4%
Altice Financing S.A. (Luxembourg)[3], 6.625%, 2/15/2023	1,775,000	1,755,120
SBA Tower Trust[3], 3.598%, 4/15/2018	1,500,000	1,497,755
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[3], 8.25%, 11/7/2021	970,000	931,200
T-Mobile USA, Inc., 6.836%, 4/28/2023	740,000	789,025
Wind Acquisition Finance S.A. (Italy)[3], 4.75%, 7/15/2020	420,000	400,890

		5,373,990

Total Telecommunication Services		13,276,549

Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Abengoa Yield plc (Spain)[3], 7.00%, 11/15/2019	1,430,000	1,358,497
ContourGlobal Power Holdings S.A. (France)[3], 7.125%, 6/1/2019	615,000	608,850
NRG Energy, Inc., 6.25%, 7/15/2022	655,000	642,110
Talen Energy Supply LLC[3], 4.625%, 7/15/2019	1,250,000	1,162,500
TerraForm Power Operating LLC[3], 6.125%, 6/15/2025	1,165,000	1,001,900

Total Utilities		4,773,857

TOTAL CORPORATE BONDS (Identified Cost $207,389,164)		206,358,137

MUTUAL FUND - 0.0%##

iShares MSCI India ETF (Identified Cost $202,352)	7,340	198,620

U.S. TREASURY SECURITIES - 6.8%

U.S. Treasury Bonds - 1.1%
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042 (Identified Cost $13,954,656)	15,268,043	14,874,417

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 5.7%
U.S. Treasury Floating Rate Note[5], 0.418%, 10/31/2017	15,000,000	$15,013,845
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017	24,160,634	24,384,941
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	24,323,730	24,836,183
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	14,251,450	14,402,872

Total U.S. Treasury Notes (Identified Cost $77,101,690)		78,637,841

TOTAL U.S. TREASURY SECURITIES (Identified Cost $91,056,346)		93,512,258

ASSET-BACKED SECURITIES - 1.3%

Alterna Funding I LLC, Series 2014-1A, Class NOTE[3], 1.639%, 2/15/2021	750,465	724,199
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A3, 2.00%, 12/10/2023	1,625,315	1,611,094
Colony American Homes, Series 2015-1A, Class A3,5, 1.636%, 7/17/2032	1,298,002	1,284,772
Enterprise Fleet Financing LLC, Series 2014-2, Class A2[3], 1.05%, 3/20/2020	1,063,491	1,059,787
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[3], 1.59%, 2/22/2021	3,488,768	3,489,448
FDIC Trust, Series 2011-R1, Class A3, 2.672%, 7/25/2026	577,296	587,986
FNA Trust, Series 2014-1A, Class A3, 1.296%, 12/10/2022	408,177	404,223
Home Partners of America Trust, Series 2016-1, Class A3,5, 2.086%, 3/17/2033	1,146,230	1,142,554
Invitation Homes Trust, Series 2015-SFR3, Class A3,5, 1.736%, 8/17/2032	2,467,302	2,473,659
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A3, 1.92%, 10/15/2019	1,400,000	1,391,945
SpringCastle America Funding LLC, Series 2014-AA, Class A3, 2.70%, 5/25/2023	1,264,677	1,267,617
Starwood Retail Property Trust, Series 2014-STAR, Class A3,5, 1.653%, 11/15/2027	2,116,000	2,093,358

TOTAL ASSET-BACKED SECURITIES (Identified Cost $17,585,278)		17,530,642

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3%

Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.847%, 1/14/2029	222,707	231,299
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4[5], 5.889%, 7/10/2044	708,534	708,366
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	246,048	246,068
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	641,204	642,572
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM5, 5.568%, 10/12/2041	1,600,000	1,616,191
BWAY Mortgage Trust, Series 2015-1740, Class A3, 2.917%, 1/13/2035	4,700,000	4,700,325
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	2,816,605	2,844,106
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	5,000,000	5,232,380
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	5,225,000	5,445,848
Commercial Mortgage Pass-Through Certificates, Series 2015-PC1, Class A5, 3.902%, 7/10/2050	2,250,000	2,444,361
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,5], 2.50%, 5/25/2043	1,679,836	1,647,355
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,5], 2.13%, 2/25/2043	1,356,534	1,312,330
DB-UBS Mortgage Trust, Series 2011-LC1A, Class A1[3], 3.742%, 11/10/2046	10,662	10,726
Extended Stay America Trust, Series 2013-ESH7, Class A27[3], 2.958%, 12/5/2031	1,482,926	1,488,200
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	948,621	947,775
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[5], 1.43%, 8/25/2020	18,238,860	849,526
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[5], 1.212%, 4/25/2021	8,550,056	441,286
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5], 1.548%, 10/25/2021	5,763,931	394,262
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[5], 1.411%, 12/25/2021	8,864,792	556,313
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[5], 1.488%, 6/25/2022	12,467,704	912,835
The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5], 0.22%, 4/25/2023	64,605,557	$825,136
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[5], 0.119%, 5/25/2023	41,000,667	310,096
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5], 1.563%, 10/25/2018	8,616,062	286,973
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,705,000	1,704,812
FREMF Mortgage Trust, Series 2011-K701, Class B3,5, 4.436%, 7/25/2048	750,000	768,489
FREMF Mortgage Trust, Series 2011-K702, Class B3,5, 4.931%, 4/25/2044	885,000	920,012
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[3], 0.10%, 6/25/2046	162,369,336	887,446
FREMF Mortgage Trust, Series 2013-K502, Class B3,5, 2.746%, 3/25/2045	2,135,000	2,137,643
FREMF Mortgage Trust, Series 2013-K712, Class B3,5, 3.484%, 5/25/2045	885,000	898,640
FREMF Mortgage Trust, Series 2014-K37, Class B3,5, 4.713%, 1/25/2047	1,977,000	2,054,734
FREMF Mortgage Trust, Series 2014-K716, Class B3,5, 4.085%, 8/25/2047	2,885,000	2,979,798
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,5], 3.382%, 12/15/2019	2,300,000	2,344,041
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[3,5], 3.382%, 12/15/2019	1,000,000	975,569
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class A4[5], 5.921%, 7/10/2038	37,033	37,025
GS Mortgage Securities Trust, Series 2010-C2, Class A1[3], 3.849%, 12/10/2043	141,602	146,861
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	4,500,000	5,026,280
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4[5], 5.814%, 6/12/2043	830,818	829,765
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[5], 5.981%, 4/17/2045	225,837	225,606
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	5,768,436	5,855,504
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,5], 3.00%, 3/25/2043	1,044,142	1,044,366
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,5], 3.50%, 5/25/2043	1,221,767	1,239,444
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,5], 3.00%, 6/25/2029	1,490,082	1,526,635
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038	2,763,371	2,783,902
Motel 6 Trust, Series 2015-MTL6, Class B3, 3.298%, 2/5/2030	2,100,000	2,111,085
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,5], 3.75%, 11/25/2054	1,521,139	1,565,892
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[5], 3.75%, 8/25/2055	1,719,060	1,771,073
OBP Depositor LLC Trust, Series 2010-OBP, Class A3, 4.646%, 7/15/2045	115,000	126,391
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	1,025,316	1,048,160
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	5,910,110	6,056,829
SCG Trust, Series 2013-SRP1, Class AJ3,5, 2.383%, 11/15/2026	3,550,000	3,541,716
Sequoia Mortgage Trust, Series 2013-2, Class A5, 1.874%, 2/25/2043	1,161,664	1,099,130
Sequoia Mortgage Trust, Series 2013-7, Class A2[5], 3.00%, 6/25/2043	1,014,456	1,014,514
Sequoia Mortgage Trust, Series 2013-8, Class A1[5], 3.00%, 6/25/2043	1,368,530	1,363,082
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3, 4.004%, 9/13/2028	350,000	372,111
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[5] , 6.011%, 6/15/2045	318,184	317,759
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.393%, 11/15/2043	545,000	593,432
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/2048	5,300,000	5,468,396
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045	1,950,000	1,962,608
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,5], 3.50%, 1/20/2045	1,910,152	1,956,051

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES		PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,5], 3.50%, 3/20/2045		2,060,664	$2,110,153

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $100,967,617)			100,959,283

FOREIGN GOVERNMENT BONDS - 1.9%
Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	790,000,000	1,236,138
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		800,000	960,002
Bundesrepublik Deutschland (Germany), 1.50%, 9/4/2022	EUR	300,000	380,095
Bundesrepublik Deutschland (Germany), 1.00%, 8/15/2024	EUR	300,000	369,765
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	CAD	390,000	335,934
Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	160,000	128,914
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	500,000	438,531
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		9,100,000	9,300,009
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	300,000	419,512
Ireland Government Bond (Ireland), 0.80%, 3/15/2022	EUR	200,000	236,248
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	EUR	50,000	70,450
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	630,000	928,313
Italy Buoni Poliennali Del Tesoro (Italy), 1.45%, 9/15/2022	EUR	75,000	89,061
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	1,123,177
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	EUR	200,000	230,931
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	101,000,000	952,077
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	470,000,000	413,086
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	480,000,000	424,844
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,205,000	826,053
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	6,000,000	355,830
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	9,500,000	557,965
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	9,900,000	637,297
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	245,180
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	397,566
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	82,812
Norway Government Bond (Norway)[3], 4.25%, 5/19/2017	NOK	1,610,000	207,572
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	855,000	661,253
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	401,724
Spain Government Bond (Spain)[3], 4.00%, 4/30/2020	EUR	515,000	675,682
Spain Government Bond (Spain)[3], 5.40%, 1/31/2023	EUR	760,000	1,125,484
Spain Government Bond (Spain)[3], 1.60%, 4/30/2025	EUR	500,000	579,713
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	380,000	559,061
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	753,189

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $27,147,766)			26,103,468

U.S. GOVERNMENT AGENCIES - 10.8%

Mortgage-Backed Securities - 9.6%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		670,283	721,294
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		46,601	49,631
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		65,869	71,561
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		456,284	489,963
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		81,748	88,873
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		802,630	862,883
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		51,602	56,449
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		1,167,536	1,279,027
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034		1,251,457	1,349,530
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		958,420	1,049,719

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034	1,854,324	$1,998,173
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	2,036,034	2,194,726
Fannie Mae, Pool #AZ3376, 4.00%, 7/1/2035	3,921,511	4,222,363
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	1,105,738	1,246,057
Fannie Mae, Pool #888021, 6.00%, 12/1/2036	164,831	188,215
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	280,590	314,946
Fannie Mae, Pool #256673, 5.50%, 4/1/2037	1,136,856	1,277,037
Fannie Mae, Pool #995050, 6.00%, 9/1/2037	363,679	415,293
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037	1,283,624	1,466,003
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	590,162	662,063
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	783,870	895,143
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	774,792	870,414
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	694,100	791,690
Fannie Mae, Pool #889575, 6.00%, 6/1/2038	476,372	543,966
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	2,105,106	2,403,734
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	488,760	557,269
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	272,181	310,142
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	91,564	104,535
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	1,679,109	1,884,464
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	775,290	871,639
Fannie Mae, Pool #AD0258, 5.50%, 3/1/2039	409,218	459,653
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	245,089	275,536
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,774,716	1,935,916
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	1,878,449	2,112,163
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	1,216,046	1,388,859
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	993,903	1,134,356
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	1,633,940	1,864,522
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	1,042,806	1,190,681
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	2,426,336	2,768,497
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	1,117,931	1,219,874
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	477,371	520,751
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	375,878	410,161
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	1,158,144	1,263,761
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	1,294,088	1,386,719
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	266,908	291,186
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	3,235,289	3,529,336
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	1,402,575	1,472,518
Fannie Mae, Pool #AL7068, 4.50%, 9/1/2042	3,397,101	3,697,267
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	1,641,052	1,756,962
Fannie Mae, Pool #AS1845, 4.50%, 2/1/2044	4,868,984	5,321,207
Fannie Mae, Pool #AL7767, 4.50%, 6/1/2044	3,263,199	3,555,736
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	4,613,209	5,029,006
Fannie Mae, Pool #AZ3627, 4.00%, 11/1/2045	694,823	742,662
Fannie Mae, Pool #BA3890, 4.00%, 11/1/2045	955,207	1,021,343
Fannie Mae, Pool #BA3034, 4.00%, 12/1/2045	507,084	542,309
Fannie Mae, Pool #BA6762, 4.00%, 12/1/2045	899,986	961,764
Fannie Mae, Pool #AZ5009, 4.00%, 1/1/2046	764,279	816,882
Fannie Mae, Pool #MA2514, 4.50%, 1/1/2046	2,702,828	2,954,861
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	3,289,023	3,447,864
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	222,691	234,704

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	PRINCIPAL AMOUNT 4/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	83,757	$91,714
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	59,474	65,142
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	44,273	48,330
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	80,014	87,335
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	34,919	38,017
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	1,179,582	1,292,243
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,601,430	1,754,388
Freddie Mac, Pool #C91788, 4.00%, 10/1/2034	1,488,696	1,605,632
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	2,307,011	2,483,016
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	1,717,097	1,848,101
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	103,600	118,016
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	205,004	229,979
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	402,496	457,982
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	489,886	557,545
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	880,137	989,210
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	481,687	539,997
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	581,001	652,705
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	673,398	755,665
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	1,566,833	1,757,446
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	361,270	405,085
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	667,862	750,017
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	1,492,784	1,628,606
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	271,248	304,928
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	255,160	286,695
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	408,198	464,030
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	262,359	299,040
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	3,442,495	3,759,897
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	783,737	879,311
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,716,411	1,799,610
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	1,430,478	1,499,689
Freddie Mac, Pool #G60034, 4.50%, 2/1/2045	4,926,368	5,369,113
Freddie Mac, Pool #G08669, 4.00%, 9/1/2045	2,536,108	2,707,958
Freddie Mac, Pool #G08672, 4.00%, 10/1/2045	5,105,853	5,458,287
Freddie Mac, Pool #Q36985, 4.00%, 10/1/2045	1,537,103	1,642,539
Freddie Mac, Pool #Q37892, 4.00%, 12/1/2045	2,041,235	2,183,703
Freddie Mac Gold, Pool #Q37592, 4.00%, 12/1/2045	3,173,685	3,399,137
Freddie Mac Gold Pool, Pool #Q29245, 3.50%, 10/1/2044	2,790,168	2,934,420
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	862	866

Total Mortgage-Backed Securities
(Identified Cost $131,177,671)		133,689,252

Other Agencies - 1.2%
Fannie Mae, 1.75%, 9/12/2019
(Identified Cost $16,068,677)	16,000,000	16,345,280

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $147,246,348)		150,034,532

U.S. GOVERNMENT SECURITIES - 3.3%

U.S. Treasury Bills - 3.3%
U.S. Treasury Bill[11], 0.28%, 6/23/2016
(Identified Cost $46,280,903)	46,300,000	46,290,231

SHORT-TERM INVESTMENT - 3.4%

Dreyfus Cash Management, Inc. - Institutional Shares[12], 0.29%,
(Identified Cost $46,481,246)	46,481,246	46,481,246

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	CONTRACTS	VALUE (NOTE 2)
TOTAL INVESTMENTS - 91.1%
(Identified Cost $1,228,196,523)		$1,260,554,597
OTHER ASSETS, LESS LIABILITIES - 8.9%		123,649,077

NET ASSETS - 100%		$1,384,203,674

PUT OPTIONS WRITTEN - 0.0%##

Alphabet, Inc. - Class C, Strike $690, Expiring May 20, 2016,	33	$(39,699)
Apple, Inc., Strike $95, Expiring May 20, 2016,	239	(79,109)

TOTAL PUT OPTIONS WRITTEN
(Premiums Received $29,739)		$(118,808)

ADR - American Depositary Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange-traded fund

EUR - Euro

GBP - British Pound

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

No. - Number

NOK - Norwegian Krone

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is designated with the broker as collateral for options contracts written. As of April 30, 2016, the total value of such securities was $16,111,252.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $128,562,592 or 9.3%, of the Series’ net assets as of April 30, 2016 (see Note 2 to the financial statements).

4Amount is stated in USD unless otherwise noted.

5The coupon rate is floating and is the effective rate as of April 30, 2016.

6Security is perpetual in nature and has no stated maturity date.

7The rate shown is a fixed rate as of April 30, 2016; the rate becomes floating, based on U.S. Treasury Note (5 Year) plus a spread, in July 2016.

8The rate shown is a fixed rate as of April 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

9The rate shown is a fixed rate as of April 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

10Represents a Payment-In-Kind bond.

11Represents the annualized yield at time of purchase.

12Rate shown is the current yield as of April 30, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard &Poor, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $1,228,196,523) (Note 2)	$1,260,554,597
Cash	32,787
Receivable for securities sold	126,175,686
Interest receivable	4,114,651
Dividends receivable	451,195
Foreign tax reclaims receivable	416,176
Receivable for fund shares sold	287,154
Prepaid expenses	63,362

TOTAL ASSETS	1,392,095,608

LIABILITIES:

Accrued management fees (Note 3)	853,393
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R) (Note 3)	127,085
Accrued shareholder services fees (Class S) (Note 3)	116,642
Accrued fund accounting and administration fees (Note 3)	83,854
Accrued transfer agent fees (Note 3)	64,160
Accrued Chief Compliance Officer service fees (Note 3)	381
Options written, at value (premiums received $29,739) (Note 2)	118,808
Accrued foreign capital gains tax (Note 2)	644
Payable for fund shares repurchased	5,637,910
Payable for securities purchased	719,631
Other payables and accrued expenses	169,426

TOTAL LIABILITIES	7,891,934

TOTAL NET ASSETS	$1,384,203,674

NET ASSETS CONSIST OF:

Capital stock	$1,247,069
Additional paid-in-capital	1,349,843,885
Undistributed net investment income	5,103,022
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(4,236,023)
Net unrealized appreciation (depreciation) on investments (net of foreign capital gains tax of $644), foreign currency and translation of other assets and liabilities	32,245,721

TOTAL NET ASSETS	$1,384,203,674

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2016 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($566,802,489/ 43,266,781 shares)	$13.10

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($647,069,762/ 64,700,629 shares)	$10.00

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($135,726,193/ 13,435,731 shares)	$10.10

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($34,605,230/ 3,303,783 shares)	$10.47

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Moderate Term Series

For the Six Months Ended April 30, 2016 (unaudited)

INVESTMENT INCOME:

Interest	$11,010,441
Dividends (net of foreign taxes withheld, $145,885)	3,825,067

Total Investment Income	14,835,508

EXPENSES:

Management fees (Note 3)	5,386,653
Shareholder services fees (Class S) (Note 3)	745,588
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	687,513
Fund accounting and administration fees (Note 3)	134,576
Transfer agent fees (Note 3)	96,249
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	94,336
Directors’ fees (Note 3)	27,790
Chief Compliance Officer service fees (Note 3)	1,258
Custodian fees	62,326
Miscellaneous	163,697

Total Expenses	7,399,986

NET INVESTMENT INCOME	7,435,522

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	6,801,255
Futures contracts	(9,912,871)
Options written	115,613
Foreign currency and translation of other assets and liabilities	(1,527,990)

(4,523,993)

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $138)	(3,470,187)
Futures contracts	1,250,569
Options written	(89,069)
Foreign currency and translation of other assets and liabilities	19,678

(2,289,009)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(6,813,002)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$622,520

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEAR ENDED 10/31/15
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$7,435,522	$18,743,885
Net realized gain (loss) on investments and foreign currency	(4,523,993)	5,837,309
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(2,289,009)	(57,677,527)

Net increase (decrease) from operations	622,520	(33,096,333)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(3,379,165)	(6,361,974)
From net investment income (Class I)	(6,589,035)	(10,068,499)
From net investment income (Class C)	(391,466)	(598,118)
From net investment income (Class R)	(202,115)	(414,173)
From net realized gain on investments (Class S)	(1,694,581)	(53,056,681)
From net realized gain on investments (Class I)	(2,549,866)	(62,123,946)
From net realized gain on investments (Class C)	(484,327)	(12,982,360)
From net realized gain on investments (Class R)	(125,951)	(4,081,502)

Total distributions to shareholders	(15,416,506)	(149,687,253)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(212,674,371)	88,498,622

Net decrease in net assets	(227,468,357)	(94,284,964)

NET ASSETS:

Beginning of period	1,611,672,031	1,705,956,995

End of period (including undistributed net investment income of $5,103,022 and $8,229,281, respectively)	$1,384,203,674	$1,611,672,031

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.15	$14.53	$14.52	$13.28	$12.92	$12.94

Income (loss) from investment operations:
Net investment income[1]	0.06	0.15	0.16	0.14	0.17	0.22
Net realized and unrealized gain (loss) on investments	(0.01)	(0.44)	0.59	1.55	0.77	0.14

Total from investment operations	0.05	(0.29)	0.75	1.69	0.94	0.36

Less distributions to shareholders:
From net investment income	(0.07)	(0.12)	(0.12)	(0.13)	(0.20)	(0.19)
From net realized gain on investments	(0.03)	(0.97)	(0.62)	(0.32)	(0.38)	(0.19)

Total distributions to shareholders	(0.10)	(1.09)	(0.74)	(0.45)	(0.58)	(0.38)

Net asset value - End of period	$13.10	$13.15	$14.53	$14.52	$13.28	$12.92

Net assets - End of period (000’s omitted)	$566,802	$683,089	$788,276	$793,812	$707,222	$682,409

Total return[2]	0.41%	(1.99%)	5.47%	13.07%	7.73%	2.78%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.07%[3]	1.06%	1.06%	1.06%	1.07%	1.07%
Net investment income	1.00%[3]	1.08%	1.12%	1.04%	1.34%	1.68%
Series portfolio turnover	27%	56%	53%	52%	47%	52%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.07	$11.40	$11.56	$10.67	$10.50	$10.60

Income (loss) from investment operations:
Net investment income[1]	0.06	0.14	0.16	0.14	0.16	0.20
Net realized and unrealized gain (loss) on investments	(0.01)	(0.35)	0.46	1.23	0.62	0.11

Total from investment operations	0.05	(0.21)	0.62	1.37	0.78	0.31

Less distributions to shareholders:
From net investment income	(0.09)	(0.15)	(0.16)	(0.16)	(0.23)	(0.22)
From net realized gain on investments	(0.03)	(0.97)	(0.62)	(0.32)	(0.38)	(0.19)

Total distributions to shareholders	(0.12)	(1.12)	(0.78)	(0.48)	(0.61)	(0.41)

Net asset value - End of period	$10.00	$10.07	$11.40	$11.56	$10.67	$10.50

Net assets - End of period (000’s omitted)	$647,070	$740,524	$719,847	$614,016	$496,286	$352,611

Total return[2]	0.55%	(1.76%)	5.73%	13.34%	8.06%	2.93%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.82%[3]	0.81%	0.81%	0.81%	0.82%	0.82%
Net investment income	1.25%[3]	1.33%	1.37%	1.28%	1.57%	1.93%
Series portfolio turnover	27%	56%	53%	52%	47%	52%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class C

	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.16	$11.49	$11.65	$10.75	$10.58	$10.69

Income (loss) from investment operations:
Net investment income[1]	0.01	0.03	0.04	0.03	0.06	0.10
Net realized and unrealized gain (loss) on investments	(0.01)	(0.35)	0.47	1.25	0.62	0.11

Total from investment operations	—	(0.32)	0.51	1.28	0.68	0.21

Less distributions to shareholders:
From net investment income	(0.03)	(0.04)	(0.05)	(0.06)	(0.13)	(0.13)
From net realized gain on investments	(0.03)	(0.97)	(0.62)	(0.32)	(0.38)	(0.19)

Total distributions to shareholders	(0.06)	(1.01)	(0.67)	(0.38)	(0.51)	(0.32)

Net asset value - End of period	$10.10	$10.16	$11.49	$11.65	$10.75	$10.58

Net assets - End of period (000’s omitted)	$135,726	$148,143	$150,654	$112,601	$81,457	$58,316

Total return[2]	0.03%	(2.77%)	4.69%	12.27%	6.94%	1.97%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.82%[3]	1.81%	1.81%	1.81%	1.82%	1.82%
Net investment income	0.26%[3]	0.33%	0.37%	0.29%	0.57%	0.92%
Series portfolio turnover	27%	56%	53%	52%	47%	52%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class R

	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.53	$11.87	$12.00	$11.06	$10.88	$10.99

Income (loss) from investment operations:
Net investment income[1]	0.04	0.09	0.10	0.09	0.11	0.11
Net realized and unrealized gain (loss) on investments	(0.02)	(0.36)	0.49	1.28	0.65	0.16

Total from investment operations	0.02	(0.27)	0.59	1.37	0.76	0.27

Less distributions to shareholders:
From net investment income	(0.05)	(0.10)	(0.10)	(0.11)	(0.20)	(0.19)
From net realized gain on investments	(0.03)	(0.97)	(0.62)	(0.32)	(0.38)	(0.19)

Total distributions to shareholders	(0.08)	(1.07)	(0.72)	(0.43)	(0.58)	(0.38)

Net asset value - End of period	$10.47	$10.53	$11.87	$12.00	$11.06	$10.88

Net assets - End of period (000’s omitted)	$34,605	$39,917	$47,180	$50,280	$39,999	$18,554

Total return[2]	0.29%	(2.30%)	5.24%	12.77%	7.48%	2.50%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.32%[3]	1.31%	1.31%	1.31%	1.33%	1.32%
Net investment income	0.75%[3]	0.83%	0.87%	0.80%	1.04%	1.05%
Series portfolio turnover	27%	56%	53%	52%	47%	52%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Extended Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD 11/1/15-4/30/16*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,003.10	$5.38	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.42	1.08%
Class I
Actual	$1,000.00	$1,004.80	$4.14	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.17	0.83%
Class C
Actual	$1,000.00	$999.50	$9.10	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.76	$9.17	1.83%
Class R
Actual	$1,000.00	$1,000.60	$6.62	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.67	1.33%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Extended Term Series

As of April 30, 2016 (unaudited)

Sector Allocation[5]
Information Technology	17.4%
Consumer Discretionary	15.3%
Financials	9.8%
Health Care	7.0%
Consumer Staples	6.7%
Materials	5.2%
Energy	5.1%
Industrials	3.4%
Telecommunication Services	1.1%
Utilities	0.4%

[5]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[6]
QUALCOMM, Inc.	2.0%
Time Warner, Inc.	2.0%
MasterCard, Inc. - Class A	1.9%
Monsanto Co.	1.8%
Range Resources Corp.	1.8%
Medtronic plc	1.6%
ServiceNow, Inc.	1.6%
AMC Networks, Inc. - Class A	1.6%
Cerner Corp.	1.5%
Johnson & Johnson	1.5%

[6] As a percentage of total investments.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 55.1%

Consumer Discretionary - 13.4%
Diversified Consumer Services - 0.2%
Fu Shou Yuan International Group Ltd. (China)[1]	1,665,000	$1,168,150
Houghton Mifflin Harcourt Co.*	40,820	837,218
Kroton Educacional S.A. (Brazil)	307,314	1,145,530

		3,150,898

Hotels, Restaurants & Leisure - 1.1%
Accor S.A. (France)[1]	21,680	960,065
Dunkin’ Brands Group, Inc.	16,920	786,780
Yum! Brands, Inc.	158,560	12,615,034

		14,361,879

Internet & Catalog Retail - 2.4%
ASOS plc (United Kingdom)*[1]	15,030	792,929
The Priceline Group, Inc.*	13,540	18,193,156
Rakuten, Inc. (Japan)[1]	147,780	1,606,570
TripAdvisor, Inc.*	147,440	9,523,150
Zalando SE (Germany)*[1,2]	25,560	848,468

		30,964,273

Media - 7.9%
AMC Networks, Inc. - Class A*	295,980	19,306,775
Global Mediacom Tbk PT (Indonesia)[1]	3,486,270	305,530
ITV plc (United Kingdom)[1]	168,300	554,762
Liberty Global plc - Class A - ADR (United Kingdom)*	270,761	10,215,813
Modern Times Group MTG AB - Class B (Sweden)[1]	6,013	180,531
Sinclair Broadcast Group, Inc. - Class A	369,630	11,854,034
Surya Citra Media Tbk PT (Indonesia)[1]	2,233,150	539,534
TEGNA, Inc.	179,180	4,185,645
Time Warner, Inc.	335,780	25,230,509
Tribune Media Co. - Class A	346,380	13,352,949
Twenty-First Century Fox, Inc. - Class A	549,040	16,613,950

		102,340,032

Specialty Retail - 0.3%
Advance Auto Parts, Inc.	15,600	2,435,160
Kingfisher plc (United Kingdom)[1]	100,520	535,545
Monro Muffler Brake, Inc.	11,390	788,416

		3,759,121

Textiles, Apparel & Luxury Goods - 1.5%
Carter’s, Inc.	7,900	842,693
Gildan Activewear, Inc. (Canada)	27,640	858,498
Kering (France)[1]	5,390	924,379
lululemon athletica, Inc.*	263,409	17,266,460

		19,892,030

Total Consumer Discretionary		174,468,233

Consumer Staples - 5.5%
Beverages - 3.4%
Ambev S.A. - ADR (Brazil)	2,894,795	16,181,904
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	96,224	11,937,022
Cia Cervecerias Unidas S.A. - ADR (Chile)	26,690	598,390
Diageo plc (United Kingdom)[1]	489,980	13,247,192
Fomento Economico Mexicano S.A.B. de C.V. - ADR (Mexico)	2,750	256,328
SABMiller plc (United Kingdom)[1]	6,390	391,363
Treasury Wine Estates Ltd. (Australia)[1]	184,779	1,301,077

		43,913,276

Food & Staples Retailing - 0.2%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	158,120	1,090,313
Sprouts Farmers Market, Inc.*	29,950	840,696
Tesco plc (United Kingdom)*[1]	113,362	284,998

		2,216,007

Food Products - 0.6%
Adecoagro S.A. (Luxembourg)*	92,620	987,329
Danone S.A. (France)[1]	16,260	1,139,236
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	292,750	891,455
Nestle S.A. (Switzerland)[1]	19,666	1,467,864
Sao Martinho S.A. (Brazil)	64,190	834,839
Suedzucker AG (Germany)[1]	77,246	1,364,020
Tiger Brands Ltd. (South Africa)[1]	15,590	385,979
Universal Robina Corp. (Philippines)[1]	123,850	549,971
The WhiteWave Foods Co.*	20,350	818,274

		8,438,967

Household Products - 0.0%##
Pigeon Corp. (Japan)[1]	25,600	672,401

Personal Products - 1.1%
Beiersdorf AG (Germany)[1]	2,600	233,469
Unilever plc - ADR (United Kingdom)	309,169	13,869,321

		14,102,790

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco - 0.2%
Gudang Garam Tbk PT (Indonesia)[1]	220,720	$1,156,681
Japan Tobacco, Inc. (Japan)[1]	19,600	800,816
Swedish Match AB (Sweden)[1]	5,918	187,967

		2,145,464

Total Consumer Staples		71,488,905

Energy - 3.0%
Energy Equipment & Services - 1.1%
Schlumberger Ltd.	182,011	14,622,764
Spectrum ASA (Norway)[1]	59,940	197,273

		14,820,037

Oil, Gas & Consumable Fuels - 1.9%
Cameco Corp. (Canada)	45,366	567,529
Cosan S.A. Industria e Comercio (Brazil)	25,440	234,632
Galp Energia SGPS S.A. (Portugal)[1]	88,920	1,221,716
Range Resources Corp.	497,650	21,951,341
Royal Dutch Shell plc - Class B (Netherlands)[1]	24,549	644,533

		24,619,751

Total Energy		39,439,788

Financials - 4.7%
Banks - 0.0%##
ICICI Bank Ltd. - ADR (India)	47,750	336,637

Capital Markets - 1.0%
BlackRock, Inc.	37,020	13,191,337

Consumer Finance - 0.1%
SLM Corp.*	266,850	1,806,575

Diversified Financial Services - 0.1%
JSE Ltd. (South Africa)[1]	53,080	615,866

Real Estate Investment Trusts (REITS) - 2.9%
Agree Realty Corp.	12,640	490,179
Alexandria Real Estate Equities, Inc.	5,600	520,520
alstria office REIT AG (Germany)[1]	105,980	1,488,152
American Campus Communities, Inc.	9,830	439,893
American Homes 4 Rent - Class A	18,540	293,303
Apartment Investment & Management Co. - Class A	14,990	600,499
AvalonBay Communities, Inc.	4,410	779,644
Boston Properties, Inc.	4,390	565,695
Brixmor Property Group, Inc.	10,960	276,740
CatchMark Timber Trust, Inc. - Class A	28,950	307,160
Chesapeake Lodging Trust	20,460	503,930
Columbia Property Trust, Inc.	12,620	281,426
Community Healthcare Trust, Inc.	31,550	574,210
CoreSite Realty Corp.	2,780	208,305
Crown Castle International Corp.	2,940	255,427
CubeSmart	21,650	641,057
DCT Industrial Trust, Inc.	8,080	326,190
DDR Corp.	23,760	415,800
Digital Realty Trust, Inc.	3,730	328,165
Douglas Emmett, Inc.	17,080	554,246
Education Realty Trust, Inc.	10,596	421,403
Equinix, Inc.	1,730	571,506
Equity LifeStyle Properties, Inc.	4,880	334,231
Equity One, Inc.	16,090	455,347
Equity Residential	6,680	454,708
Extra Space Storage, Inc.	3,700	314,315
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	217,467	209,824
Forest City Realty Trust, Inc. - Class A	28,310	588,282
General Growth Properties, Inc.	16,380	459,131
HCP, Inc.	7,590	256,770
Healthcare Realty Trust, Inc.	10,710	324,299
Healthcare Trust of America, Inc. - Class A	17,170	496,041
Host Hotels & Resorts, Inc.	15,740	249,007
Kite Realty Group Trust	12,312	335,256
Lamar Advertising Co. - Class A	5,510	341,840
LaSalle Hotel Properties	15,940	380,966
Mid-America Apartment Communities, Inc.	8,610	824,063
NorthStar Realty Finance Corp.	27,140	347,121
Outfront Media, Inc.	21,225	460,370
Paramount Group, Inc.	32,690	545,923
Pebblebrook Hotel Trust	7,360	203,430
Pennsylvania Real Estate Investment Trust	8,910	204,395
Physicians Realty Trust	39,260	711,784
Prologis, Inc.	23,350	1,060,323
Public Storage	1,860	455,347
Retail Opportunity Investments Corp.	22,090	434,510
Retail Properties of America, Inc. - Class A	17,260	275,987
Rexford Industrial Realty, Inc.	22,560	423,451
Simon Property Group, Inc.	7,070	1,422,272

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Sovran Self Storage, Inc.	5,910	$627,760
STORE Capital Corp.	12,960	332,683
Tanger Factory Outlet Centers, Inc.	9,150	320,982
Taubman Centers, Inc.	4,850	336,832
Terreno Realty Corp.	17,170	390,961
UDR, Inc.	7,390	258,059
Urban Edge Properties	21,170	549,150
Ventas, Inc.	7,240	449,749
Vornado Realty Trust	5,400	516,942
Welltower, Inc.	6,500	451,230
Westfield Corp. (Australia)[1]	25,790	196,975
Weyerhaeuser Co.	311,295	9,998,795

		37,842,561

Real Estate Management & Development - 0.6%
CBRE Group, Inc. - Class A*	6,860	203,262
First Capital Realty, Inc. (Canada)	14,240	230,505
Realogy Holdings Corp.*	193,100	6,901,394

		7,335,161

Total Financials		61,128,137

Health Care - 6.2%
Biotechnology - 0.2%
Cepheid, Inc.*	34,180	975,497
Seattle Genetics, Inc.*	23,420	830,942
Vertex Pharmaceuticals, Inc.*	10,290	867,859

		2,674,298

Health Care Equipment & Supplies - 1.6%
LDR Holding Corp.*	23,070	621,736
Medtronic plc	249,220	19,725,763
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	328,974	197,491

		20,544,990

Health Care Providers & Services - 1.2%
Acadia Healthcare Co., Inc.*	12,520	791,139
Brookdale Senior Living, Inc.*	8,960	165,402
DaVita HealthCare Partners, Inc.*	27,380	2,023,382
Express Scripts Holding Co.*	139,460	10,282,386
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	9,140	795,523
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	21,970	958,551
KPJ Healthcare Berhad (Malaysia)[1]	359,110	388,848
Odontoprev S.A. (Brazil)	169,180	520,932
Siloam International Hospitals Tbk PT (Indonesia)[1]	529,800	339,461

		16,265,624

Health Care Technology - 1.5%
Cerner Corp.*	340,760	19,130,266

Life Sciences Tools & Services - 0.0%##
QIAGEN N.V.*	7,950	178,557
QIAGEN N.V.*[1]	8,920	200,617

		379,174

Pharmaceuticals - 1.7%
AstraZeneca plc - ADR (United Kingdom)	28,440	823,622
Genomma Lab Internacional S.A.B. de C.V. - Class B (Mexico)*	605,470	665,133
GlaxoSmithKline plc (United Kingdom)[1]	14,575	311,505
Johnson & Johnson[3]	169,870	19,039,030
Novartis AG - ADR (Switzerland)	11,910	904,803
Perrigo Co. plc	3,200	309,344

		22,053,437

Total Health Care		81,047,789

Industrials - 1.8%
Aerospace & Defense - 0.0%##
Safran S.A. (France)[1]	3,080	212,335

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)	2,676	216,622

Commercial Services & Supplies - 0.1%
China Everbright International Ltd. (China)[1]	237,000	265,328
MiX Telematics Ltd. - ADR (South Africa)	46,320	188,986
Stericycle, Inc.*	13,260	1,267,126

		1,721,440

Industrial Conglomerates - 0.2%
Siemens AG (Germany)[1]	16,860	1,764,378

Machinery - 1.0%
Alstom S.A. (France)*[1]	28,470	727,996
ANDRITZ AG (Austria)[1]	16,570	930,114
FANUC Corp. (Japan)[1]	3,550	524,413
Flowserve Corp.	169,230	8,260,116
GEA Group AG (Germany)[1]	29,450	1,368,535
SMC Corp. (Japan)[1]	3,600	877,895
Sulzer AG (Switzerland)[1]	2,800	255,599

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
The Weir Group plc (United Kingdom)[1]	15,380	$270,160

		13,214,828

Professional Services - 0.1%
Applus Services S.A. (Spain)[1]	57,350	530,650
Bureau Veritas S.A. (France)[1]	22,840	541,384
Intertek Group plc (United Kingdom)[1]	11,390	543,369

		1,615,403

Road & Rail - 0.3%
Genesee & Wyoming, Inc. - Class A*	28,620	1,863,448
Kansas City Southern	16,410	1,554,847

		3,418,295

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)[1]	10,117	594,261

Total Industrials		22,757,562

Information Technology - 16.1%
Electronic Equipment, Instruments & Components - 1.8%
FLIR Systems, Inc.	264,620	7,994,170
Hitachi Ltd. (Japan)[1]	244,000	1,118,063
Keyence Corp. (Japan)[1]	1,809	1,084,302
PAX Global Technology Ltd. (Hong Kong)[1]	1,423,000	1,225,517
Trimble Navigation Ltd.*	56,920	1,363,234
VeriFone Systems, Inc.*	349,850	9,956,731

		22,742,017

Internet Software & Services - 3.5%
Alibaba Group Holding Ltd. - ADR (China)*	16,720	1,286,437
Alphabet, Inc. - Class A*[3]	16,030	11,347,316
Alphabet, Inc. - Class C*	16,290	11,289,133
Baidu, Inc. - ADR (China)*	7,180	1,395,074
Benefitfocus, Inc.*	22,760	862,604
Envestnet, Inc.*	44,760	1,404,569
Facebook, Inc. - Class A*	116,450	13,692,191
Match Group, Inc.*	57,430	654,702
MercadoLibre, Inc. (Argentina)	10,140	1,266,385
Q2 Holdings, Inc.*	42,960	1,027,174
Tencent Holdings Ltd. - Class H (China)[1]	64,600	1,314,501

		45,540,086

IT Services - 4.0%
Amdocs Ltd. - ADR	12,600	712,404
FleetCor Technologies, Inc.*	5,560	860,021
InterXion Holding N.V. - ADR (Netherlands)*	14,020	474,998
MasterCard, Inc. - Class A	242,450	23,515,225
PayPal Holdings, Inc.*	337,020	13,204,444
Visa, Inc. - Class A3	167,070	12,904,487

		51,671,579

Semiconductors & Semiconductor Equipment - 1.9%
QUALCOMM, Inc.	499,810	25,250,401

Software - 3.3%
Electronic Arts, Inc.*	302,490	18,709,007
Paylocity Holding Corp.*	23,130	885,185
SAP SE (Germany)[1]	18,830	1,477,429
ServiceNow, Inc.*	274,570	19,626,264
TOTVS S.A. (Brazil)	68,248	557,811
The Ultimate Software Group, Inc.*	6,930	1,362,369

		42,618,065

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	201,600	18,897,984
Samsung Electronics Co. Ltd. (South Korea)[1]	2,130	2,321,341

		21,219,325

Total Information Technology		209,041,473

Materials - 4.2%
Chemicals - 2.9%
Ashland, Inc.	123,000	13,726,800
Givaudan S.A. (Switzerland)[1]	310	611,898
Monsanto Co.	242,170	22,686,486
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	16,303	339,591
Symrise AG (Germany)[1]	8,220	545,574

		37,910,349

Metals & Mining - 1.3%
Alcoa, Inc.	1,451,280	16,210,798
Alumina Ltd. (Australia)[1]	288,191	325,430
Norsk Hydro ASA (Norway)[1]	58,554	254,767

		16,790,995

Total Materials		54,701,344

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	90,606	988,511

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Telecommunication Services (continued)
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	83,629	$1,184,187
China Mobile Ltd. - Class H (China)[1]	29,210	335,353

		1,519,540

Total Telecommunication Services		2,508,051

Utilities - 0.0%##
Water Utilities - 0.0%##
CT Environmental Group Ltd. (China)[1]	890,000	259,593

TOTAL COMMON STOCKS (Identified Cost $681,854,310)		716,840,875

LOAN ASSIGNMENTS - 0.1%

Valeant Pharmaceuticals International, Inc., Series D-2, Term Loan B5, 3.75%, 2/13/2019
(Identified Cost $1,972,607)	1,978,021	1,918,680

CORPORATE BONDS - 13.0%

Non-Convertible Corporate Bonds - 13.0%
Consumer Discretionary - 1.2%
Auto Components - 0.2%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	1,450,000	1,555,905
Techniplas LLC[2], 10.00%, 5/1/2020	975,000	682,500

		2,238,405

Hotels, Restaurants & Leisure - 0.1%
MGM Resorts International, 10.00%, 11/1/2016	795,000	827,833

Household Durables - 0.5%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[2], 6.125%, 7/1/2022	1,290,000	1,194,566
Lennar Corp., 12.25%, 6/1/2017	740,000	815,850
Meritage Homes Corp., 7.15%, 4/15/2020	530,000	564,450
Meritage Homes Corp., 7.00%, 4/1/2022	575,000	616,687
NVR, Inc., 3.95%, 9/15/2022	1,700,000	1,737,193
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	885,000	887,213
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	1,130,000	1,050,900

		6,866,859

Media - 0.3%
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.875%, 4/1/2024	705,000	738,488
Columbus International, Inc. (Barbados)[2], 7.375%, 3/30/2021	830,000	881,626
Sinclair Television Group, Inc.[2], 5.625%, 8/1/2024	580,000	595,950
Sirius XM Radio, Inc.[2], 5.375%, 4/15/2025	570,000	582,825
VTR Finance B.V. (Netherlands)[2], 6.875%, 1/15/2024	1,180,000	1,178,525
WideOpenWest Finance LLC - WideOpenWest Capital Corp., 10.25%, 7/15/2019	130,000	130,325

		4,107,739

Multiline Retail - 0.1%
Dollar General Corp., 3.25%, 4/15/2023	1,345,000	1,355,424

Total Consumer Discretionary		15,396,260

Consumer Staples - 0.9%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	1,050,000	1,222,729
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	1,770,000	2,745,206
PepsiCo, Inc., 3.10%, 7/17/2022	2,720,000	2,897,213

		6,865,148

Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	965,000	926,400
CVS Health Corp., 3.50%, 7/20/2022	1,360,000	1,447,875
The Kroger Co., 2.60%, 2/1/2021	690,000	710,207

		3,084,482

Food Products - 0.1%
Pinnacle Operating Corp.[2], 9.00%, 11/15/2020	1,285,000	1,092,250

Household Products - 0.1%
HRG Group, Inc., 7.75%, 1/15/2022	885,000	885,000

Total Consumer Staples		11,926,880

Energy - 1.9%
Energy Equipment & Services - 0.6%
Baker Hughes, Inc., 7.50%, 11/15/2018	935,000	1,051,054
Ensco plc, 5.20%, 3/15/2025	2,195,000	1,599,606
The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES		PRINCIPAL AMOUNT[4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
FTS International, Inc., 6.25%, 5/1/2022		575,000	$89,413
Pride International, Inc., 8.50%, 6/15/2019		600,000	603,000
Schlumberger Holdings Corp.[2], 3.625%, 12/21/2022		2,830,000	2,948,356
TerraForm Global Operating LLC[2], 9.75%, 8/15/2022		900,000	797,625

			7,089,054

Oil, Gas & Consumable Fuels - 1.3%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		195,000	187,200
Chevron Corp., 1.79%, 11/16/2018		1,295,000	1,311,494
Columbia Pipeline Group, Inc.[2], 4.50%, 6/1/2025		1,250,000	1,289,010
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022		445,000	406,063
Hiland Partners LP - Hiland Partners Finance Corp.[2], 7.25%, 10/1/2020		2,850,000	2,981,812
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025		195,000	183,787
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024		1,000,000	975,480
Kinder Morgan, Inc.[2], 5.625%, 11/15/2023		1,100,000	1,136,945
Oasis Petroleum, Inc., 6.875%, 1/15/2023		190,000	170,525
PBF Holding Co. LLC - PBF Finance Corp.[2], 7.00%, 11/15/2023		605,000	589,875
Petrobras Global Finance B.V. (Brazil)[5], 2.238%, 5/20/2016		3,642,000	3,639,269
Petroleos Mexicanos (Mexico), 4.50%, 1/23/2026		1,905,000	1,812,417
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		1,250,000	1,242,187
Transocean, Inc., 3.75%, 10/15/2017		375,000	360,000
Weatherford International LLC, 6.35%, 6/15/2017		375,000	380,625
WPX Energy, Inc., 6.00%, 1/15/2022		390,000	351,000

			17,017,689

Total Energy			24,106,743

Financials - 4.6%
Banks - 1.7%
Bank of America Corp., 5.70%, 5/2/2017		910,000	946,211
Barclays Bank plc (United Kingdom)[2], 10.179%, 6/12/2021		2,050,000	2,608,467
CIT Group, Inc., 4.25%, 8/15/2017		795,000	806,428
Citigroup, Inc., 3.875%, 3/26/2025		1,425,000	1,415,524
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	AUD	380,000	295,710
Cooperatieve Rabobank U.A. (Netherlands)[6,7], 8.375%		450,000	455,063
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019		1,650,000	1,709,225
Intesa Sanpaolo S.p.A. (Italy)[2], 6.50%, 2/24/2021		1,400,000	1,601,879
Lloyds Bank plc (United Kingdom)[2,6,8], 12.00%		905,000	1,188,944
Lloyds Bank plc (United Kingdom)[5], 9.875%, 12/16/2021		1,335,000	1,396,610
Lloyds Banking Group plc (United Kingdom)[2], 4.582%, 12/10/2025		5,535,000	5,549,485
Popular, Inc., 7.00%, 7/1/2019		1,230,000	1,199,250
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	CAD	445,000	371,283
Santander Bank N.A., 8.75%, 5/30/2018		1,300,000	1,457,651
Santander Holdings USA, Inc., 2.65%, 4/17/2020		1,195,000	1,190,752
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	AUD	400,000	311,568

			22,504,050

Capital Markets - 0.5%
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		2,225,000	2,472,990
The Goldman Sachs Group, Inc.[5], 2.236%, 11/29/2023		1,100,000	1,097,874
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025		1,315,000	1,342,706
Morgan Stanley, 5.00%, 11/24/2025		1,150,000	1,251,715

			6,165,285

Consumer Finance - 0.2%
Ally Financial, Inc., 2.75%, 1/30/2017		855,000	853,931
Ally Financial, Inc., 8.00%, 12/31/2018		15,000	16,406
Navient Corp., 6.00%, 1/25/2017		815,000	828,244
Navient Corp., 6.125%, 3/25/2024		1,185,000	1,061,167

			2,759,748

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 0.2%
ING Bank N.V. (Netherlands)[5], 4.125%, 11/21/2023	1,460,000	$1,483,042
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2], 7.375%, 4/1/2020	875,000	807,187
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2], 6.875%, 4/15/2022	560,000	490,000

		2,780,229

Insurance - 1.2%
Aegon N.V. (Netherlands)[5,6], 1.74%	2,175,000	1,328,818
American International Group, Inc., 4.875%, 6/1/2022	3,645,000	4,000,883
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	4,775,000	5,081,440
AXA S.A. (France)[5,6], 1.825%	2,700,000	1,850,364
First American Financial Corp., 4.30%, 2/1/2023	1,350,000	1,369,189
Prudential Financial, Inc.[9], 5.875%, 9/15/2042	1,975,000	2,134,481

		15,765,175

Real Estate Investment Trusts (REITS) - 0.4%
Crown Castle Towers LLC[2], 6.113%, 1/15/2020	1,045,000	1,157,404
Crown Castle Towers LLC[2], 4.883%, 8/15/2020	353,000	377,494
Crown Castle Towers LLC[2], 3.222%, 5/15/2022	960,000	975,974
Greystar Real Estate Partners LLC[2], 8.25%, 12/1/2022	855,000	889,200
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	1,150,000	1,147,240
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	265,000	271,625
Welltower, Inc., 4.95%, 1/15/2021	275,000	301,706

		5,120,643

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[2], 8.50%, 6/1/2022	530,000	540,600

Thrifts & Mortgage Finance - 0.3%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	1,080,000	1,082,700
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	1,395,000	1,227,600
Radian Group, Inc., 7.00%, 3/15/2021	565,000	602,431
Rialto Holdings LLC - Rialto Corp.[2], 7.00%, 12/1/2018	1,505,000	1,474,900

		4,387,631

Total Financials		60,023,361

Health Care - 0.4%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	1,425,000	1,278,938

Health Care Providers & Services - 0.1%
HCA, Inc., 7.50%, 2/15/2022	525,000	594,563
Tenet Healthcare Corp.[2,5], 4.134%, 6/15/2020	595,000	595,744
Tenet Healthcare Corp., 8.125%, 4/1/2022	565,000	586,188

		1,776,495

Pharmaceuticals - 0.2%
Concordia Healthcare Corp. (Canada)[2], 7.00%, 4/15/2023	875,000	811,563
Horizon Pharma Financing, Inc.[2], 6.625%, 5/1/2023	860,000	782,600
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[2], 5.625%, 10/15/2023	885,000	829,687

		2,423,850

Total Health Care		5,479,283

Industrials - 1.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc.[2], 5.25%, 2/1/2021	1,330,000	1,201,987

Air Freight & Logistics - 0.0%##
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[2,10], 10.00%, 2/15/2018	614,000	323,117

Airlines - 0.3%
Allegiant Travel Co., 5.50%, 7/15/2019	860,000	885,263
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	1,209,826	1,299,051
Southwest Airlines Co., 2.75%, 11/6/2019	1,555,000	1,598,280

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Southwest Airlines Co., 2.65%, 11/5/2020	500,000	$508,318

		4,290,912

Commercial Services & Supplies - 0.1%
Constellis Holdings LLC - Constellis Finance Corp.[2], 9.75%, 5/15/2020	840,000	760,200
Modular Space Corp.[2], 10.25%, 1/31/2019	620,000	319,300

		1,079,500

Industrial Conglomerates - 0.2%
General Electric Co.[5], 1.013%, 5/5/2026	2,295,000	2,116,945

Machinery - 0.1%
Case New Holland Industrial, Inc. (United Kingdom), 7.875%, 12/1/2017	780,000	830,700
Waterjet Holdings, Inc.[2], 7.625%, 2/1/2020	590,000	589,262

		1,419,962

Trading Companies & Distributors - 0.7%
Air Lease Corp., 3.375%, 6/1/2021	1,645,000	1,649,113
Aircastle Ltd., 5.50%, 2/15/2022	555,000	590,381
Aviation Capital Group Corp.[2], 3.875%, 9/27/2016	2,100,000	2,113,230
Aviation Capital Group Corp.[2], 2.875%, 9/17/2018	2,450,000	2,445,664
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	1,125,000	1,102,500
International Lease Finance Corp., 5.75%, 5/15/2016	585,000	585,369
International Lease Finance Corp.[5], 2.584%, 6/15/2016	560,000	560,656
International Lease Finance Corp., 6.25%, 5/15/2019	230,000	249,550

		9,296,463

Total Industrials		19,728,886

Information Technology - 0.5%
Internet Software & Services - 0.0%##
VeriSign, Inc., 5.25%, 4/1/2025	345,000	354,487

IT Services - 0.2%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	1,305,000	1,346,844
Visa, Inc., 2.80%, 12/14/2022	1,260,000	1,314,297

		2,661,141

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., 2.45%, 7/29/2020	1,415,000	1,463,264

Technology Hardware, Storage & Peripherals - 0.2%
Diebold, Inc.[2], 8.50%, 4/15/2024	615,000	622,687
Hewlett Packard Enterprise Co.[2], 2.45%, 10/5/2017	1,415,000	1,430,830
Western Digital Corp.[2], 10.50%, 4/1/2024	620,000	602,950

		2,656,467

Total Information Technology		7,135,359

Materials - 0.8%
Chemicals - 0.4%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[2], 6.75%, 10/15/2019	835,000	789,075
The Dow Chemical Co., 8.55%, 5/15/2019	2,380,000	2,842,120
Solvay Finance America LLC (Belgium)[2], 3.40%, 12/3/2020	1,450,000	1,501,021

		5,132,216

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2,5], 3.634%, 12/15/2019	595,000	600,876

Metals & Mining - 0.2%
Alcoa, Inc., 5.87%, 2/23/2022	865,000	882,300
Anglo American Capital plc (United Kingdom)[2], 3.625%, 5/14/2020	325,000	305,500
ArcelorMittal (Luxembourg), 10.85%, 6/1/2019	260,000	297,700
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	500,000	521,465
FMG Resources August 2006 Pty Ltd. (Australia)[2], 6.875%, 4/1/2022	185,000	168,350
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[2], 7.375%, 2/1/2020	880,000	673,200

		2,848,515

Paper & Forest Products - 0.1%
Domtar Corp., 4.40%, 4/1/2022	1,470,000	1,508,543

Total Materials		10,090,150

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.5%
AT&T, Inc., 5.20%, 3/15/2020	1,515,000	1,687,336
CenturyLink, Inc., 7.50%, 4/1/2024	1,200,000	1,203,000

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT4/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Embarq Corp., 7.082%, 6/1/2016	855,000	$858,957
Frontier Communications Corp.[2], 11.00%, 9/15/2025	1,470,000	1,484,700
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	1,285,000	1,220,750
Numericable-SFR S.A. (France)[2], 6.25%, 5/15/2024	195,000	188,662
Numericable-SFR S.A. (France)[2], 7.375%, 5/1/2026	230,000	233,450

		6,876,855

Wireless Telecommunication Services - 0.4%
Altice Financing S.A. (Luxembourg)[2], 6.625%, 2/15/2023	2,160,000	2,135,808
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[2], 8.25%, 11/7/2021	880,000	844,800
T-Mobile USA, Inc., 6.836%, 4/28/2023	700,000	746,375
Wind Acquisition Finance S.A. (Italy)[2], 4.75%, 7/15/2020	790,000	754,055

		4,481,038

Total Telecommunication Services		11,357,893

Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Abengoa Yield plc (Spain)[2], 7.00%, 11/15/2019	1,165,000	1,106,750
ContourGlobal Power Holdings S.A. (France)[2], 7.125%, 6/1/2019	580,000	574,200
NRG Energy, Inc., 6.25%, 7/15/2022	625,000	612,700
Talen Energy Supply LLC[2], 4.625%, 7/15/2019	1,185,000	1,102,050
TerraForm Power Operating LLC[2], 6.125%, 6/15/2025	1,100,000	946,000

Total Utilities		4,341,700

TOTAL CORPORATE BONDS
(Identified Cost $171,925,639)		169,586,515

MUTUAL FUND - 0.0%##
iShares MSCI India ETF (Identified Cost $243,704)	8,840	239,211

U.S. TREASURY SECURITIES - 5.4%

U.S. Treasury Bonds - 1.0%
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042 (Identified Cost $11,988,537)	13,116,875	12,778,709

U.S. Treasury Notes - 4.4%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017	12,175,055	12,288,088
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	12,257,244	12,515,479
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	12,567,787	12,701,320
U.S. Treasury Note, 1.375%, 4/30/2020	20,000,000	20,171,100

Total U.S. Treasury Notes
(Identified Cost $56,487,994)		57,675,987

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $68,476,531)		70,454,696

ASSET-BACKED SECURITIES - 0.9%

Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	1,214,091	1,203,467
Enterprise Fleet Financing LLC, Series 2014-2, Class A2[2], 1.05%, 3/20/2020	827,159	824,279
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2], 1.59%, 2/22/2021	2,716,255	2,716,785
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	606,591	617,824
FNA Trust, Series 2014-1A, Class A2, 1.296%, 12/10/2022	816,354	808,445
Home Partners of America Trust, Series 2016-1, Class A2,5, 2.086%, 3/17/2033	870,742	867,949
Invitation Homes Trust, Series 2015-SFR3, Class A2,5, 1.736%, 8/17/2032	1,579,073	1,583,142
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A2, 1.92%, 10/15/2019	1,200,000	1,193,096
SpringCastle America Funding LLC, Series 2014-AA, Class A2, 2.70%, 5/25/2023	859,980	861,980

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Starwood Retail Property Trust, Series 2014-STAR, Class A2,5, 1.653%, 11/15/2027	1,500,000	$1,483,949

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $12,174,686)		12,160,916

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.4%
Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	169,043	175,562
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	185,080	185,095
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	385,833	386,656
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM5, 5.568%, 10/12/2041	1,180,000	1,191,941
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/13/2035	3,300,000	3,300,228
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	3,500,000	3,647,937
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,5], 2.50%, 5/25/2043	1,127,948	1,106,138
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,5], 2.13%, 2/25/2043	906,499	876,960
DB-UBS Mortgage Trust, Series 2011-LC1A, Class A1[2], 3.742%, 11/10/2046	6,628	6,668
Extended Stay America Trust, Series 2013-ESH7, Class A27[2], 2.958%, 12/5/2031	1,115,160	1,119,127
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	730,653	730,001
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[5], 1.43%, 8/25/2020	9,353,262	435,654
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[5], 1.212%, 4/25/2021	9,798,658	505,729
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5], 1.548%, 10/25/2021	4,215,431	288,342
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[5], 1.411%, 12/25/2021	24,436,605	1,533,527
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[5], 1.488%, 6/25/2022	11,571,050	847,186
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5], 0.22%, 4/25/2023	46,471,054	593,524
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[5], 0.119%, 5/25/2023	29,985,701	226,788
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5], 1.563%, 10/25/2018	5,866,371	195,390
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	1,325,000	1,324,854
FREMF Mortgage Trust, Series 2011-K701, Class B2,5, 4.436%, 7/25/2048	550,000	563,558
FREMF Mortgage Trust, Series 2011-K702, Class B2,5, 4.931%, 4/25/2044	675,000	701,704
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	83,266,326	455,100
FREMF Mortgage Trust, Series 2013-K712, Class B2,5, 3.484%, 5/25/2045	1,050,000	1,066,183
FREMF Mortgage Trust, Series 2014-K41, Class B2,5, 3.961%, 11/25/2047	1,800,000	1,718,723
FREMF Mortgage Trust, Series 2014-K715, Class B2,5, 4.122%, 2/25/2046	1,750,000	1,813,628
FREMF Mortgage Trust, Series 2014-K716, Class B2,5, 4.085%, 8/25/2047	1,900,000	1,962,432
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,5], 3.382%, 12/15/2019	2,100,000	2,140,211

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class A4[5], 5.921%, 7/10/2038		37,959	$37,950
GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043		98,792	102,461
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/2046		3,000,000	3,350,853
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[5], 5.981%, 4/17/2045		197,438	197,237
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047		3,581,502	3,635,560
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,5], 3.00%, 3/25/2043		697,744	697,894
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,5], 3.50%, 5/25/2043		822,343	834,241
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,5], 3.00%, 6/25/2029		1,256,696	1,287,524
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038		1,842,247	1,855,935
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[2], 2.767%, 1/20/2041		1,212,879	1,218,087
Morgan Stanley Capital I Trust, Series 2006-T23, Class A4[5], 5.959%, 8/12/2041		614,693	615,070
Motel 6 Trust, Series 2015-MTL6, Class B2, 3.298%, 2/5/2030		1,220,000	1,226,440
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,5], 3.75%, 11/25/2054		1,155,800	1,189,805
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[5], 3.75%, 8/25/2055		1,538,107	1,584,644
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045		115,000	126,391
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025		970,831	992,460
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025		3,948,372	4,046,391
SCG Trust, Series 2013-SRP1, Class AJ2,5, 2.383%, 11/15/2026		2,600,000	2,593,933
Sequoia Mortgage Trust, Series 2013-2, Class A5, 1.874%, 2/25/2043		873,759	826,723
Sequoia Mortgage Trust, Series 2013-7, Class A2[5], 3.00%, 6/25/2043		680,061	680,100
Sequoia Mortgage Trust, Series 2013-8, Class A1[5], 3.00%, 6/25/2043		932,080	928,369
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028		350,000	372,111
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[5], 6.011%, 6/15/2045		280,750	280,376
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043		600,000	653,320
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405%, 12/15/2047		2,700,000	2,848,403
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/2048		3,100,000	3,198,496
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 9/15/2058		1,500,000	1,600,775
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2, 2.029%, 3/15/2045		1,465,000	1,474,472
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,5], 3.50%, 1/20/2045		1,248,945	1,278,957
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,5], 3.50%, 3/20/2045		1,373,776	1,406,769

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $70,052,995)			70,240,593

FOREIGN GOVERNMENT BONDS - 1.8%
Bonos de la Tesoreria de la Republica en pesos (Chile), 6.00%, 1/1/2018	CLP	805,000,000	1,259,609
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019		700,000	840,000
Bundesrepublik Deutschland (Germany), 1.50%, 9/4/2022	EUR	200,000	253,397
Bundesrepublik Deutschland (Germany), 1.00%, 8/15/2024	EUR	200,000	246,510
Canada Housing Trust No. 1 (Canada)[2], 4.10%, 12/15/2018	CAD	385,000	331,627

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT[4]		VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

Canadian Government Bond (Canada), 1.50%, 9/1/2017	CAD	160,000	$128,914
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	460,000	403,449
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		6,425,000	6,566,215
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	EUR	295,000	412,520
Ireland Government Bond (Ireland), 0.80%, 3/15/2022	EUR	200,000	236,248
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	EUR	50,000	70,450
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	EUR	625,000	920,945
Italy Buoni Poliennali Del Tesoro (Italy), 1.45%, 9/15/2022	EUR	75,000	89,061
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	EUR	760,000	1,123,177
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	EUR	200,000	230,931
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	JPY	100,300,000	945,478
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	KRW	460,000,000	404,297
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	KRW	470,000,000	415,993
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	MYR	3,275,000	844,095
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	MXN	5,945,000	352,568
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	MXN	9,500,000	557,965
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	9,400,000	605,111
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	4,000,000	245,180
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	6,500,000	397,566
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,250,000	82,812
Norway Government Bond (Norway)[2], 4.25%, 5/19/2017	NOK	1,600,000	206,283
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	845,000	653,519
Spain Government Bond (Spain), 4.50%, 1/31/2018	EUR	325,000	401,724
Spain Government Bond (Spain)[2], 4.00%, 4/30/2020	EUR	510,000	669,123
Spain Government Bond (Spain)[2], 5.40%, 1/31/2023	EUR	755,000	1,118,080
Spain Government Bond (Spain)[2], 1.60%, 4/30/2025	EUR	400,000	463,771
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	GBP	375,000	551,705
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	GBP	475,000	753,189

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $23,911,847)			22,781,512

U.S. GOVERNMENT AGENCIES - 7.4%

Mortgage-Backed Securities - 7.4%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		488,863	526,068
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		33,786	35,982
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		48,027	52,177
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		332,791	357,355
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		59,734	64,940
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		585,579	629,538
Fannie Mae, Pool #990895, 5.50%, 10/1/2023		48,016	52,000
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		37,612	41,145
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		1,493,479	1,636,095
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034		1,325,072	1,428,914
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		681,862	746,816
Fannie Mae, Pool #AS3677, 4.00%, 10/1/2034		1,348,599	1,453,217
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		1,721,932	1,856,142
Fannie Mae, Pool #MA2198, 3.50%, 3/1/2035		3,543,902	3,740,743
Fannie Mae, Pool #888021, 6.00%, 12/1/2036		82,416	94,108
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		211,922	237,871
Fannie Mae, Pool #995050, 6.00%, 9/1/2037		242,384	276,783
Fannie Mae, Pool #AB8161, 6.00%, 12/1/2037		855,505	977,056
Fannie Mae, Pool #933731, 5.50%, 4/1/2038		754,921	846,895
Fannie Mae, Pool #889576, 6.00%, 4/1/2038		522,431	596,592

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT [4]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	991,095	$1,113,413
Fannie Mae, Pool #889579, 6.00%, 5/1/2038	462,601	527,643
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	26,933	30,753
Fannie Mae, Pool #AD0119, 6.00%, 7/1/2038	325,747	371,407
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	1,553,152	1,769,771
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	44,373	50,659
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	1,760,733	1,976,070
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	991,732	1,114,980
Fannie Mae, Pool #AD0527, 5.50%, 6/1/2039	157,609	177,188
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	1,197,933	1,306,743
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	1,390,642	1,563,664
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	810,466	925,642
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	886,580	1,011,867
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	1,088,983	1,242,660
Fannie Mae, Pool #AL2581, 6.00%, 6/1/2040	695,006	793,561
Fannie Mae, Pool #890519, 6.00%, 10/1/2040	1,617,096	1,845,138
Fannie Mae, Pool #AE0951, 4.50%, 2/1/2041	740,877	808,437
Fannie Mae, Pool #AH9054, 4.50%, 4/1/2041	318,247	347,167
Fannie Mae, Pool #AI2468, 4.50%, 5/1/2041	249,129	271,851
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	752,794	821,445
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	1,229,198	1,317,185
Fannie Mae, Pool #AJ1415, 4.50%, 9/1/2041	175,917	191,918
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	3,073,024	3,352,323
Fannie Mae, Pool #AK4940, 3.50%, 3/1/2042	850,346	892,750
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	1,549,883	1,659,353
Fannie Mae, Pool #AL7767, 4.50%, 6/1/2044	3,099,584	3,377,454
Fannie Mae, Pool #AL6294, 4.50%, 11/1/2044	2,990,863	3,263,215
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	2,366,501	2,579,798
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	1,634,415	1,792,730
Fannie Mae, Pool #AZ3627, 4.00%, 11/1/2045	660,082	705,529
Fannie Mae, Pool #BA3890, 4.00%, 11/1/2045	909,062	972,002
Fannie Mae, Pool #BA6762, 4.00%, 12/1/2045	855,235	913,941
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,990,021	3,134,421
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	162,398	171,159
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	61,078	66,880
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	43,379	47,513
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	32,286	35,244
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	58,334	63,671
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	23,664	25,763
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	875,958	959,621
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	1,139,331	1,248,152
Freddie Mac, Pool #C91766, 4.50%, 5/1/2034	829,859	913,693
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	818,578	901,272
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	1,006,546	1,102,694
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	851,725	918,626
Freddie Mac, Pool #C91850, 4.00%, 9/1/2035	3,025,240	3,256,040
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	93,240	106,211
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	192,349	215,783
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	244,943	278,773
Freddie Mac, Pool #G04264, 5.50%, 4/1/2038	586,591	659,285

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	PRINCIPAL AMOUNT4/ SHARES/ CONTRACTS	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	363,768	$407,804
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	438,769	492,920
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	1,228,358	1,380,664
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	861,395	966,629
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	1,299,948	1,458,093
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	339,346	380,502
Freddie Mac, Pool #G06172, 5.50%, 12/1/2038	646,884	726,863
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	445,114	499,869
Freddie Mac, Pool #A86522, 4.50%, 5/1/2039	985,527	1,075,196
Freddie Mac, Pool #A89760, 4.50%, 12/1/2039	176,280	192,177
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	206,082	231,670
Freddie Mac, Pool #G05923, 5.50%, 2/1/2040	127,580	143,348
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	368,150	418,504
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	242,177	276,037
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	3,269,076	3,570,488
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	2,089,046	2,343,799
Freddie Mac, Pool #Q17719, 3.50%, 4/1/2043	1,201,487	1,259,727
Freddie Mac, Pool #Q28831, 4.50%, 10/1/2044	601,752	654,530
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	913,964	958,184
Freddie Mac, Pool #G08669, 4.00%, 9/1/2045	1,816,775	1,939,883
Freddie Mac, Pool #G08672, 4.00%, 10/1/2045	3,710,759	3,966,896
Freddie Mac, Pool #Q36985, 4.00%, 10/1/2045	1,462,727	1,563,062
Freddie Mac, Pool #Q37892, 4.00%, 12/1/2045	1,933,802	2,068,771

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $93,999,902)		95,819,111

U.S. GOVERNMENT SECURITIES - 2.5%

U.S. Treasury Bills - 2.5%
U.S. Treasury Bill[11], 0.28%, 6/23/2016
(Identified Cost $32,186,551)	32,200,000	32,193,206

SHORT-TERM INVESTMENT - 3.8%

Dreyfus Cash Management, Inc. - Institutional Shares[12], 0.29%,
(Identified Cost $49,563,185)	49,563,185	49,563,185

TOTAL INVESTMENTS - 95.4%
(Identified Cost $1,206,361,957)		1,241,798,500
OTHER ASSETS, LESS LIABILITIES - 4.6%		59,821,665

NET ASSETS - 100%		$1,301,620,165

PUT OPTIONS WRITTEN - 0.0%##

Alphabet, Inc. - Class C, Strike $690, Expiring May 20, 2016,	42	$(50,526)
Apple, Inc., Strike $95, Expiring May 20,2016,	306	(101,286)

TOTAL PUT OPTIONS WRITTEN
(Premiums Received $37,929)		$(151,812)

ADR - American Depositary Receipt

AUD - Australian Dollar

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange-traded fund

EUR - Euro

GBP - British Pound

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

MXN - Mexican Peso

MYR - Malaysian Ringgit

No. - Number

NOK - Norwegian Krone

SGD - Singapore Dollar

##Less than 0.1%.

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $112,966,343 or 8.7%, of the Series’ net assets as of April 30, 2016 (see Note 2 to the financial statements).

3A portion of this security is designated with the broker as collateral for options contracts written. As of April 30, 2016, the total value of such securities was $19,016,161.

4Amount is stated in USD unless otherwise noted.

5The coupon rate is floating and is the effective rate as of April 30, 2016.

6Security is perpetual in nature and has no stated maturity date.

7The rate shown is a fixed rate as of April 30, 2016; the rate becomes floating, based on U.S. Treasury Note (5 Year) plus a spread, in July 2016.

8The rate shown is a fixed rate as of April 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

9The rate shown is a fixed rate as of April 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

10Represents a Payment-In-Kind bond.

11Represents the annualized yield at time of purchase.

12Rate shown is the current yield as of April 30, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $1,206,361,957) (Note 2)	$1,241,798,500
Foreign currency (identified cost $30,726)	30,726
Receivable for securities sold	65,898,313
Interest receivable	3,586,802
Foreign tax reclaims receivable	594,449
Dividends receivable	560,703
Receivable for fund shares sold	277,405
Prepaid and other expenses	9,122

TOTAL ASSETS	1,312,756,020

LIABILITIES:

Accrued management fees (Note 3)	806,426
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R) (Note 3)	143,947
Accrued shareholder services fees (Class S) (Note 3)	116,199
Accrued fund accounting and administration fees (Note 3)	78,156
Accrued transfer agent fees (Note 3)	77,070
Accrued Chief Compliance Officer service fees (Note 3)	381
Options written, at value (premiums received $37,929) (Note 2)	151,812
Accrued foreign capital gains tax (Note 2)	631
Payable for fund shares repurchased	9,446,301
Payable for securities purchased	129,397
Other payables and accrued expenses	185,535

TOTAL LIABILITIES	11,135,855

TOTAL NET ASSETS	$1,301,620,165

NET ASSETS CONSIST OF:

Capital stock	$1,126,783
Additional paid-in-capital	1,265,263,903
Undistributed net investment income	3,792,730
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(3,862,091)
Net unrealized appreciation on investments (net of foreign capital gains tax of $631), foreign currency and translation of other assets and liabilities	35,298,840

TOTAL NET ASSETS	$1,301,620,165

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2016 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($564,550,619/ 34,899,643 shares)	$16.18

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($550,153,844/ 59,179,874 shares)	$9.30

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($155,612,452/ 15,646,796 shares)	$9.95

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($31,303,250/ 2,951,961 shares)	$10.60

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series

For the Six Months Ended April 30, 2016 (unaudited)

INVESTMENT INCOME:

Interest	$8,245,829
Dividends (net of foreign taxes withheld, $185,282)	4,721,330

Total Investment Income	12,967,159

EXPENSES:

Management fees (Note 3)	5,001,480
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	781,151
Shareholder services fees (Class S) (Note 3)	763,443
Fund accounting and administration fees (Note 3)	125,592
Transfer agent fees (Note 3)	117,489
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	94,153
Directors’ fees (Note 3)	27,161
Chief Compliance Officer service fees (Note 3)	1,258
Custodian fees	65,143
Miscellaneous	165,201

Total Expenses	7,142,071

NET INVESTMENT INCOME	5,825,088

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	4,225,271
Futures contracts	(6,570,099)
Options Written	148,088
Foreign currency and translation of other assets and liabilities	(1,515,108)

(3,711,848)

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $135)	(3,913,420)
Futures contracts	838,256
Options Written	(113,883)
Foreign currency and translation of other assets and liabilities	31,885

(3,157,162)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(6,869,010)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,043,922)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEAR ENDED 10/31/15
DECREASE IN NET ASSETS:

OPERATIONS:

Net investment income	$5,825,088	$15,880,780
Net realized gain (loss) on investments and foreign currency	(3,711,848)	25,447,039
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(3,157,162)	(74,601,726)

Net decrease from operations	(1,043,922)	(33,273,907)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(2,713,832)	(5,232,086)
From net investment income (Class I)	(4,984,598)	(9,395,801)
From net investment income (Class C)	(498,494)	(660,165)
From net investment income (Class R)	(184,670)	(510,084)
From net realized gain on investments (Class S)	(9,144,432)	(63,495,422)
From net realized gain on investments (Class I)	(12,085,561)	(81,338,580)
From net realized gain on investments (Class C)	(3,523,556)	(18,859,983)
From net realized gain on investments (Class R)	(773,618)	(7,014,868)

Total distributions to shareholders	(33,908,761)	(186,506,989)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(134,085,647)	(70,659,450)

Net decrease in net assets	(169,038,330)	(290,440,346)

NET ASSETS:

Beginning of period	1,470,658,495	1,761,098,841

End of period (including undistributed net investment income of $3,792,730 and $6,349,236, respectively)	$1,301,620,165	$1,470,658,495

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$16.42	$18.28	$18.10	$16.01	$15.46	$15.16

Income (loss) from investment operations:
Net investment income[1]	0.07	0.16	0.19	0.17	0.19	0.23
Net realized and unrealized gain (loss) on investments	(0.03)	(0.56)	1.02	2.56	1.01	0.26

Total from investment operations	0.04	(0.40)	1.21	2.73	1.20	0.49

Less distributions to shareholders:
From net investment income	(0.06)	(0.11)	(0.13)	(0.14)	(0.19)	(0.19)
From net realized gain on investments	(0.22)	(1.35)	(0.90)	(0.50)	(0.46)	—

Total distributions to shareholders	(0.28)	(1.46)	(1.03)	(0.64)	(0.65)	(0.19)

Net asset value - End of period	$16.18	$16.42	$18.28	$18.10	$16.01	$15.46

Net assets - End of period (000’s omitted)	$564,551	$718,811	$872,014	$820,370	$792,804	$716,536

Total return[2]	0.31%	(2.16%)	7.08%	17.56%	8.26%	3.26%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.07%[3]	1.07%	1.06%	1.06%	1.07%	1.08%
Net investment income	0.86%[3]	0.96%	1.04%	1.03%	1.20%	1.49%
Series portfolio turnover	25%	66%	65%	64%	58%	65%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class I

	FOR THE SIX MONTHS ENDED 4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.57	$11.30	$11.60	$10.50	$10.38	$10.26

Income (loss) from investment operations:
Net investment income[1]	0.05	0.12	0.15	0.14	0.15	0.18
Net realized and unrealized gain (loss) on investments	(0.01)	(0.34)	0.62	1.64	0.66	0.17

Total from investment operations	0.04	(0.22)	0.77	1.78	0.81	0.35

Less distributions to shareholders:
From net investment income	(0.09)	(0.16)	(0.17)	(0.18)	(0.23)	(0.23)
From net realized gain on investments	(0.22)	(1.35)	(0.90)	(0.50)	(0.46)	—

Total distributions to shareholders	(0.31)	(1.51)	(1.07)	(0.68)	(0.69)	(0.23)

Net asset value - End of period	$9.30	$9.57	$11.30	$11.60	$10.50	$10.38

Net assets - End of period (000’s omitted)	$550,154	$545,570	$659,331	$547,522	$429,157	$321,632

Total return[2]	0.48%	(1.91%)	7.32%	17.80%	8.60%	3.43%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.83%[3]	0.82%	0.81%	0.81%	0.82%	0.83%
Net investment income	1.12%[3]	1.22%	1.29%	1.27%	1.45%	1.74%
Series portfolio turnover	25%	66%	65%	64%	58%	65%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class C

	FOR THE SIX MONTHS ENDED
	4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.21	$11.95	$12.21	$11.02	$10.86	$10.74

Income (loss) from investment operations:
Net investment income[1]	0.01	0.02	0.03	0.03	0.05	0.08
Net realized and unrealized gain (loss) on investments	(0.02)	(0.36)	0.67	1.73	0.70	0.19

Total from investment operations	(0.01)	(0.34)	0.70	1.76	0.75	0.27

Less distributions to shareholders:
From net investment income	(0.03)	(0.05)	(0.06)	(0.07)	(0.13)	(0.15)
From net realized gain on investments	(0.22)	(1.35)	(0.90)	(0.50)	(0.46)	—

Total distributions to shareholders	(0.25)	(1.40)	(0.96)	(0.57)	(0.59)	(0.15)

Net asset value - End of period	$9.95	$10.21	$11.95	$12.21	$11.02	$10.86

Net assets - End of period (000’s omitted)	$155,612	$165,898	$164,191	$124,854	$85,588	$68,436

Total return[2]	(0.05%)	(2.91%)	6.28%	16.65%	7.51%	2.49%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.83%[3]	1.82%	1.81%	1.81%	1.82%	1.83%
Net investment income	0.12%[3]	0.21%	0.29%	0.27%	0.44%	0.71%
Series portfolio turnover	25%	66%	65%	64%	58%	65%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class R

	FOR THE SIX MONTHS ENDED
	4/30/16	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.87	$12.62	$12.83	$11.54	$11.36	$11.22

Income (loss) from investment operations:
Net investment income[1]	0.03	0.08	0.10	0.09	0.10	0.11
Net realized and unrealized gain (loss) on investments	(0.03)	(0.38)	0.70	1.82	0.74	0.23

Total from investment operations	—	(0.30)	0.80	1.91	0.84	0.34

Less distributions to shareholders:
From net investment income	(0.05)	(0.10)	(0.11)	(0.12)	(0.20)	(0.20)
From net realized gain on investments	(0.22)	(1.35)	(0.90)	(0.50)	(0.46)	—

Total distributions to shareholders	(0.27)	(1.45)	(1.01)	(0.62)	(0.66)	(0.20)

Net asset value - End of period	$10.60	$10.87	$12.62	$12.83	$11.54	$11.36

Net assets - End of period (000’s omitted)	$31,303	$40,379	$65,563	$58,700	$38,261	$8,281

Total return[2]	0.06%	(2.39%)	6.81%	17.28%	8.03%	3.04%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.33%[3]	1.32%	1.31%	1.31%	1.33%	1.33%
Net investment income	0.62%[3]	0.71%	0.79%	0.77%	0.90%	0.97%
Series portfolio turnover	25%	66%	65%	64%	58%	65%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Maximum Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD 11/1/15-4/30/16*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,012.30	$5.45	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.47	1.09%
Class I
Actual	$1,000.00	$1,014.40	$4.21	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.22	0.84%
Class C
Actual	$1,000.00	$1,008.80	$9.19	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$9.22	1.84%
Class R
Actual	$1,000.00	$1,011.70	$6.70	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.72	1.34%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Portfolio Composition - Pro-Blend® Maximum Term Series

As of April 30, 2016 (unaudited)

Sector Allocation[4]
Information Technology	22.1%
Health Care	19.2%
Consumer Discretionary	19.1%
Consumer Staples	10.0%
Financials	7.1%
Industrials	5.4%
Materials	5.2%
Energy	3.6%
Telecommunication Services	0.4%
Utilities	0.2%

[4]Including common stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]
Monsanto Co.	2.4%
MasterCard, Inc. - Class A	2.3%
Facebook, Inc. - Class A	2.2%
The Priceline Group, Inc.	2.1%
Cerner Corp.	2.1%
Time Warner, Inc.	2.1%
QUALCOMM, Inc.	1.9%
DaVita HealthCare Partners, Inc.	1.9%
Twenty-First Century Fox, Inc. - Class A	1.9%
Apple, Inc.	1.8%

5As a percentage of total investments.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 88.7%

Consumer Discretionary - 18.5%
Diversified Consumer Services - 1.4%
Fu Shou Yuan International Group Ltd. (China)[1]	1,172,000	$822,265
Houghton Mifflin Harcourt Co.*	497,153	10,196,608
Kroton Educacional S.A. (Brazil)	205,302	765,275

		11,784,148

Hotels, Restaurants & Leisure - 1.5%
Accor S.A. (France)[1]	13,450	595,612
Dunkin’ Brands Group, Inc.	11,430	531,495
Yum! Brands, Inc.	149,140	11,865,578

		12,992,685

Internet & Catalog Retail - 4.6%
Amazon.com, Inc.*	14,930	9,847,679
ASOS plc (United Kingdom)*[1]	10,510	554,470
The Priceline Group, Inc.*	13,590	18,260,339
Rakuten, Inc. (Japan)[1]	98,510	1,070,938
TripAdvisor, Inc.*	133,910	8,649,247
Zalando SE (Germany)*[1,2]	17,320	574,940

		38,957,613

Media - 9.1%
AMC Networks, Inc. - Class A*	170,930	11,149,764
Global Mediacom Tbk PT (Indonesia)[1]	2,506,940	219,703
ITV plc (United Kingdom)[1]	119,010	392,289
Liberty Global plc - Class A - ADR (United Kingdom)*	214,537	8,094,481
Modern Times Group MTG AB - Class B (Sweden)[1]	3,416	102,560
Sinclair Broadcast Group, Inc. - Class A	237,210	7,607,325
Surya Citra Media Tbk PT (Indonesia)[1]	1,500,200	362,452
TEGNA, Inc.	97,630	2,280,637
Time Warner, Inc.	233,970	17,580,506
Tribune Media Co. - Class A	363,940	14,029,887
Twenty-First Century Fox, Inc. - Class A	544,935	16,489,733

		78,309,337

Specialty Retail - 0.3%
Advance Auto Parts, Inc.	10,440	1,629,684
Kingfisher plc (United Kingdom)[1]	58,860	313,591
Monro Muffler Brake, Inc.	7,680	531,610

		2,474,885

Textiles, Apparel & Luxury Goods - 1.6%
Carter’s, Inc.	5,290	564,284
Gildan Activewear, Inc. (Canada)	18,730	581,754
Kering (France)[1]	3,595	616,538
lululemon athletica, Inc.*	185,176	12,138,287

		13,900,863

Total Consumer Discretionary		158,419,531

Consumer Staples - 9.8%
Beverages - 5.8%
Ambev S.A. - ADR (Brazil)	2,532,574	14,157,089
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	91,648	11,369,348
Cia Cervecerias Unidas S.A. - ADR (Chile)	17,290	387,642
The Coca-Cola Co.	192,880	8,641,024
Diageo plc (United Kingdom)[1]	512,160	13,846,855
Fomento Economico Mexicano S.A.B. de C.V. - ADR (Mexico)	1,840	171,506
SABMiller plc (United Kingdom)[1]	3,960	242,535
Treasury Wine Estates Ltd. (Australia)[1]	123,599	870,294

		49,686,293

Food & Staples Retailing - 0.2%
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	114,410	788,912
Sprouts Farmers Market, Inc.*	20,430	573,470
Tesco plc (United Kingdom)*[1]	75,303	189,315

		1,551,697

Food Products - 1.6%
Adecoagro S.A. (Luxembourg)*	62,180	662,839
Danone S.A. (France)[1]	11,223	786,325
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	205,290	625,130
Nestle S.A. (Switzerland)[1]	121,337	9,056,556
Sao Martinho S.A. (Brazil)	44,390	577,325
Suedzucker AG (Germany)[1]	51,462	908,723
Tiger Brands Ltd. (South Africa)[1]	11,210	277,539
Universal Robina Corp. (Philippines)[1]	82,510	366,396
The WhiteWave Foods Co.*	13,510	543,237

		13,804,070

Household Products - 0.0%##
Pigeon Corp. (Japan)[1]	17,000	446,516

Personal Products - 2.0%
Beiersdorf AG (Germany)[1]	89,570	8,043,005
Unilever plc - ADR (United Kingdom)	206,280	9,253,721

		17,296,726

Tobacco - 0.2%
Gudang Garam Tbk PT (Indonesia)[1]	159,240	834,495
Japan Tobacco, Inc. (Japan)[1]	13,400	547,496

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco (continued)
Swedish Match AB (Sweden)[1]	4,163	$132,225

		1,514,216

Total Consumer Staples		84,299,518

Energy - 3.2%
Energy Equipment & Services - 1.7%
Schlumberger Ltd.	180,048	14,465,056

Oil, Gas & Consumable Fuels - 1.5%
Cameco Corp. (Canada)	32,685	408,889
Cosan S.A. Industria e Comercio (Brazil)	17,250	159,096
Galp Energia SGPS S.A. (Portugal)[1]	61,000	838,109
Range Resources Corp.	249,280	10,995,741
Royal Dutch Shell plc - Class B (Netherlands)[1]	17,214	451,953

		12,853,788

Total Energy		27,318,844

Financials - 6.2%
Banks - 0.0%##
ICICI Bank Ltd. - ADR (India)	33,350	235,118

Capital Markets - 1.0%
BlackRock, Inc.	23,950	8,534,104

Consumer Finance - 2.0%
SLM Corp.*	1,498,980	10,148,095
Synchrony Financial*	215,490	6,587,529

		16,735,624

Diversified Financial Services - 0.0%##
JSE Ltd. (South Africa)[1]	35,430	411,080

Real Estate Investment Trusts (REITS) - 2.6%
Agree Realty Corp.	4,270	165,591
Alexandria Real Estate Equities, Inc.	1,910	177,535
alstria office REIT AG (Germany)[1]	43,080	604,922
American Campus Communities, Inc.	3,010	134,698
American Homes 4 Rent - Class A	5,990	94,762
Apartment Investment & Management Co. - Class A	4,610	184,677
AvalonBay Communities, Inc.	1,500	265,185
Boston Properties, Inc.	1,420	182,981
Brixmor Property Group, Inc.	3,700	93,425
CatchMark Timber Trust, Inc. - Class A	9,330	98,991
Chesapeake Lodging Trust	6,910	170,193
Columbia Property Trust, Inc.	4,110	91,653
Community Healthcare Trust, Inc.	10,650	193,830
CoreSite Realty Corp.	910	68,186
Crown Castle International Corp.	990	86,011
CubeSmart	6,800	201,348
DCT Industrial Trust, Inc.	2,520	101,732
DDR Corp.	8,100	141,750
Digital Realty Trust, Inc.	1,270	111,735
Douglas Emmett, Inc.	5,400	175,230
Education Realty Trust, Inc.	3,316	131,877
Equinix, Inc.	590	194,907
Equity LifeStyle Properties, Inc.	1,550	106,160
Equity One, Inc.	5,450	154,235
Equity Residential	2,090	142,266
Extra Space Storage, Inc.	1,260	107,037
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	72,506	69,958
Forest City Realty Trust, Inc. - Class A	10,620	220,684
General Growth Properties, Inc.	5,570	156,127
HCP, Inc.	2,580	87,281
Healthcare Realty Trust, Inc.	3,320	100,530
Healthcare Trust of America, Inc. - Class A	5,370	155,139
Host Hotels & Resorts, Inc.	5,320	84,162
Kite Realty Group Trust	3,787	103,120
Lamar Advertising Co. - Class A	1,700	105,468
LaSalle Hotel Properties	5,390	128,821
Mid-America Apartment Communities, Inc.	2,700	258,417
NorthStar Realty Finance Corp.	9,130	116,773
Outfront Media, Inc.	6,780	147,058
Paramount Group, Inc.	10,980	183,366
Pebblebrook Hotel Trust	2,490	68,824
Pennsylvania Real Estate Investment Trust	3,030	69,508
Physicians Realty Trust	12,110	219,554
Prologis, Inc.	7,860	356,923
Public Storage	630	154,230
Retail Opportunity Investments Corp.	7,480	147,132
Retail Properties of America, Inc. - Class A	5,830	93,222
Rexford Industrial Realty, Inc.	7,590	142,464
Simon Property Group, Inc.	2,400	482,808
Sovran Self Storage, Inc.	1,840	195,445
STORE Capital Corp.	4,380	112,435
Tanger Factory Outlet Centers, Inc.	2,890	101,381
Taubman Centers, Inc.	1,650	114,592
Terreno Realty Corp.	5,810	132,294
UDR, Inc.	2,510	87,649
Urban Edge Properties	7,170	185,990
Ventas, Inc.	2,440	151,573
Vornado Realty Trust	1,740	166,570
The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Welltower, Inc.	2,190	$152,030
Westfield Corp. (Australia)[1]	8,770	66,982
Weyerhaeuser Co.	399,442	12,830,077

		22,129,504

Real Estate Management & Development - 0.6%
CBRE Group, Inc. - Class A*	2,150	63,705
First Capital Realty, Inc. (Canada)	4,880	78,993
Realogy Holdings Corp.*	144,010	5,146,917

		5,289,615

Total Financials		53,335,045

Health Care - 18.9%
Biotechnology - 0.2%
Cepheid, Inc.*	26,670	761,162
Seattle Genetics, Inc.*	15,790	560,229
Vertex Pharmaceuticals, Inc.*	7,020	592,067

		1,913,458

Health Care Equipment & Supplies - 4.9%
The Cooper Companies, Inc.	83,020	12,708,702
Intuitive Surgical, Inc.*	22,890	14,337,380
LDR Holding Corp.*	15,730	423,924
Medtronic plc	186,460	14,758,309
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	232,240	139,420

		42,367,735

Health Care Providers & Services - 5.0%
Acadia Healthcare Co., Inc.*	9,770	617,366
Brookdale Senior Living, Inc.*	3,040	56,118
DaVita HealthCare Partners, Inc.*	223,230	16,496,697
Express Scripts Holding Co.*	207,170	15,274,644
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	98,848	8,603,486
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	15,410	672,338
KPJ Healthcare Berhad (Malaysia)[1]	258,230	279,614
Odontoprev S.A. (Brazil)	113,170	348,468
Siloam International Hospitals Tbk PT (Indonesia)[1]	390,700	250,335

		42,599,066

Health Care Technology - 2.1%
Cerner Corp.*	324,870	18,238,202

Life Sciences Tools & Services - 2.5%
QIAGEN N.V.*	397,030	8,917,294
QIAGEN N.V.*[1]	7,100	159,684
Thermo Fisher Scientific, Inc.	85,390	12,317,507

		21,394,485

Pharmaceuticals - 4.2%
AstraZeneca plc - ADR (United Kingdom)	20,520	594,259
Genomma Lab Internacional S.A.B. de C.V. - Class B (Mexico)*	405,070	444,986
GlaxoSmithKline plc (United Kingdom)[1]	10,705	228,793
Johnson & Johnson	132,610	14,862,929
Novartis AG - ADR (Switzerland)	106,330	8,077,890
Perrigo Co. plc	119,360	11,538,531

		35,747,388

Total Health Care		162,260,334

Industrials - 4.9%
Aerospace & Defense - 0.0%##
Safran S.A. (France)[1]	2,060	142,016

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)	1,550	125,472

Building Products - 0.7%
Masco Corp.	203,190	6,239,965

Commercial Services & Supplies - 0.2%
China Everbright International Ltd. (China)[1]	159,000	178,005
MiX Telematics Ltd. - ADR (South Africa)	33,310	135,905
Stericycle, Inc.*	9,170	876,285

		1,190,195

Industrial Conglomerates - 1.6%
Danaher Corp.	127,490	12,334,658
Siemens AG (Germany)[1]	11,230	1,175,206

		13,509,864

Machinery - 1.9%
Alstom S.A. (France)*[1]	19,050	487,121
ANDRITZ AG (Austria)[1]	11,040	619,702
FANUC Corp. (Japan)[1]	2,491	367,976
Flowserve Corp.	270,110	13,184,069
GEA Group AG (Germany)[1]	21,140	982,371
SMC Corp. (Japan)[1]	2,700	658,421
Sulzer AG (Switzerland)[1]	1,760	160,662
The Weir Group plc (United Kingdom)[1]	5,550	97,490

		16,557,812

Professional Services - 0.1%
Applus Services S.A. (Spain)[1]	41,180	381,031

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Professional Services (continued)
Bureau Veritas S.A. (France)[1]	17,140	$406,275
Intertek Group plc (United Kingdom)[1]	7,590	362,087

		1,149,393

Road & Rail - 0.3%
Genesee & Wyoming, Inc. - Class A*	21,460	1,397,261
Kansas City Southern	11,070	1,048,883

		2,446,144

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)[1]	6,762	397,192

Total Industrials		41,758,053

Information Technology - 21.9%
Electronic Equipment, Instruments & Components - 3.1%
FLIR Systems, Inc.	514,560	15,544,858
Hitachi Ltd. (Japan)[1]	175,000	801,889
Keyence Corp. (Japan)[1]	1,246	746,844
PAX Global Technology Ltd. (Hong Kong)[1]	1,005,000	865,527
Trimble Navigation Ltd.*	38,490	921,835
VeriFone Systems, Inc.*	262,540	7,471,888

		26,352,841

Internet Software & Services - 5.7%
Alibaba Group Holding Ltd. - ADR (China)*	12,240	941,746
Alphabet, Inc. - Class A*	10,500	7,432,740
Alphabet, Inc. - Class C*	12,400	8,593,324
Baidu, Inc. - ADR (China)*	5,260	1,022,018
Benefitfocus, Inc.*	15,420	584,418
Envestnet, Inc.*	33,850	1,062,213
Facebook, Inc. - Class A*	158,100	18,589,398
Match Group, Inc.*	44,370	505,818
MercadoLibre, Inc. (Argentina)	7,840	979,138
Q2 Holdings, Inc.*	28,590	683,587
Tencent Holdings Ltd. - Class H (China)[1]	418,900	8,523,909

		48,918,309

IT Services - 5.8%
Amdocs Ltd. - ADR	137,765	7,789,233
FleetCor Technologies, Inc.*	3,790	586,237
InterXion Holding N.V. - ADR (Netherlands)*	4,430	150,088
MasterCard, Inc. - Class A	206,010	19,980,910
PayPal Holdings, Inc.*	300,080	11,757,134
Visa, Inc. - Class A	120,850	9,334,454

		49,598,056

Semiconductors & Semiconductor Equipment - 1.9%
QUALCOMM, Inc.	327,104	16,525,294

Software - 3.4%
Aspen Technology, Inc.*	174,100	6,621,023
Electronic Arts, Inc.*	126,700	7,836,395
Paylocity Holding Corp.*	15,780	603,901
SAP SE (Germany)[1]	14,130	1,108,660
ServiceNow, Inc.*	166,720	11,917,146
TOTVS S.A. (Brazil)	47,879	391,329
The Ultimate Software Group, Inc.*	4,670	918,075

		29,396,529

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	167,620	15,712,699
Samsung Electronics Co. Ltd. (South Korea)[1]	1,440	1,569,357

		17,282,056

Total Information Technology		188,073,085

Materials - 5.1%
Chemicals - 3.5%
Ashland, Inc.	78,670	8,779,572
Givaudan S.A. (Switzerland)[1]	220	434,250
Monsanto Co.	215,807	20,216,800
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	11,878	247,419
Symrise AG (Germany)[1]	5,740	380,972

		30,059,013

Metals & Mining - 1.6%
Alcoa, Inc.	1,191,081	13,304,375
Alumina Ltd. (Australia)[1]	94,794	107,043
Norsk Hydro ASA (Norway)[1]	41,943	182,493

		13,593,911

Total Materials		43,652,924

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Telefonica S.A. - ADR (Spain)	63,493	692,709

Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	51,290	726,266
China Mobile Ltd. - Class H (China)[1]	21,000	241,096

		967,362

Total Telecommunication Services		1,660,071

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[3]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Utilities - 0.0%##
Water Utilities - 0.0%##
CT Environmental Group Ltd. (China)[1]	598,000	$174,423

TOTAL COMMON STOCKS
(Identified Cost $723,546,678)		760,951,828

CORPORATE BONDS - 3.3%

Non-Convertible Corporate Bonds - 3.3%
Consumer Discretionary - 0.6%
Auto Components - 0.1%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	565,000	606,267
Techniplas LLC[2], 10.00%, 5/1/2020	220,000	154,000

		760,267

Diversified Consumer Services - 0.1%
Block Financial LLC, 5.50%, 11/1/2022	750,000	809,195

Hotels, Restaurants & Leisure - 0.0%##
MGM Resorts International, 10.00%, 11/1/2016	180,000	187,434

Household Durables - 0.2%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[2], 6.125%, 7/1/2022	395,000	365,778
Lennar Corp., 12.25%, 6/1/2017	165,000	181,912
Meritage Homes Corp., 7.15%, 4/15/2020	160,000	170,400
Meritage Homes Corp., 7.00%, 4/1/2022	165,000	176,962
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	260,000	260,650
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	425,000	395,250

		1,550,952

Media - 0.2%
Altice Financing S.A. (Luxembourg)[2], 6.50%, 1/15/2022	190,000	191,900
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.875%, 4/1/2024	200,000	209,500
Columbus International, Inc. (Barbados)[2], 7.375%, 3/30/2021	200,000	212,440
Sinclair Television Group, Inc.[2], 5.625%, 8/1/2024	290,000	297,975
Sirius XM Radio, Inc.[2], 5.375%, 4/15/2025	195,000	199,387
VTR Finance B.V. (Netherlands)[2], 6.875%, 1/15/2024	410,000	409,487
WideOpenWest Finance LLC - WideOpenWest Capital Corp., 10.25%, 7/15/2019	30,000	30,075

		1,550,764

Total Consumer Discretionary		4,858,612

Consumer Staples - 0.2%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	375,000	436,689

Food & Staples Retailing - 0.0%##
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	335,000	321,600

Food Products - 0.1%
Pinnacle Operating Corp.[2], 9.00%, 11/15/2020	425,000	361,250

Household Products - 0.0%##
HRG Group, Inc., 7.75%, 1/15/2022	285,000	285,000

Total Consumer Staples		1,404,539

Energy - 0.4%
Energy Equipment & Services - 0.0%##
FTS International, Inc., 6.25%, 5/1/2022	160,000	24,880
TerraForm Global Operating LLC[2], 9.75%, 8/15/2022	315,000	279,169

		304,049

Oil, Gas & Consumable Fuels - 0.4%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	40,000	38,400
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	120,000	109,500
Hiland Partners LP - Hiland Partners Finance Corp.[2], 7.25%, 10/1/2020	900,000	941,625
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	40,000	37,700
Oasis Petroleum, Inc., 6.875%, 1/15/2023	40,000	35,900
PBF Holding Co. LLC - PBF Finance Corp.[2], 7.00%, 11/15/2023	140,000	136,500
Petrobras Global Finance B.V. (Brazil)[4], 2.238%, 5/20/2016	1,300,000	1,299,025
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	375,000	372,656
Transocean, Inc., 3.75%, 10/15/2017	80,000	76,800
Weatherford International LLC, 6.35%, 6/15/2017	80,000	81,200
WPX Energy, Inc., 6.00%, 1/15/2022	85,000	76,500

		3,205,806

Total Energy		3,509,855

Financials - 0.9%
Banks - 0.2%
CIT Group, Inc., 4.25%, 8/15/2017	180,000	182,588
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	390,000	403,999

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT [3]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Lloyds Bank plc (United Kingdom)[2,5,6], 12.00%,	220,000	$289,025
Lloyds Banking Group plc (United Kingdom)[2], 4.582%, 12/10/2025	391,000	392,023
Popular, Inc., 7.00%, 7/1/2019	305,000	297,375

		1,565,010

Capital Markets - 0.1%
The Goldman Sachs Group, Inc.[4], 2.236%, 11/29/2023	380,000	379,266
Morgan Stanley, 2.125%, 4/25/2018	390,000	393,473

		772,739

Consumer Finance - 0.1%
Ally Financial, Inc., 2.75%, 1/30/2017	190,000	189,763
Navient Corp., 6.00%, 1/25/2017	180,000	182,925
Navient Corp., 6.125%, 3/25/2024	345,000	308,947

		681,635

Diversified Financial Services - 0.1%
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2], 7.375%, 4/1/2020	425,000	392,063
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2], 6.875%, 4/15/2022	200,000	175,000

		567,063

Insurance - 0.3%
Aegon N.V. (Netherlands)[4,5], 1.74%,	500,000	305,476
American International Group, Inc., 4.875%, 6/1/2022	700,000	768,345
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	950,000	1,010,967
AXA S.A. (France)[4,5], 1.825%,	350,000	239,862

		2,324,650

Real Estate Investment Trusts (REITS) - 0.0%##
Greystar Real Estate Partners LLC[2], 8.25%, 12/1/2022	205,000	213,200

Real Estate Management & Development - 0.0%##
Forestar USA Real Estate Group, Inc.[2], 8.50%, 6/1/2022	205,000	209,100

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	425,000	426,062
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	315,000	277,200
Radian Group, Inc., 7.00%, 3/15/2021	170,000	181,262
Rialto Holdings LLC - Rialto Corp.[2], 7.00%, 12/1/2018	375,000	367,500

		1,252,024

Total Financials		7,585,421

Health Care - 0.2%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	320,000	287,200

Health Care Providers & Services - 0.1%
HCA, Inc., 7.50%, 2/15/2022	145,000	164,213
Tenet Healthcare Corp.[2,4], 4.134%, 6/15/2020	200,000	200,250
Tenet Healthcare Corp., 8.125%, 4/1/2022	185,000	191,937

		556,400

Pharmaceuticals - 0.1%
Concordia Healthcare Corp. (Canada)[2], 7.00%, 4/15/2023	260,000	241,150
Horizon Pharma Financing, Inc.[2], 6.625%, 5/1/2023	180,000	163,800
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[2], 5.625%, 10/15/2023	260,000	243,750

		648,700

Total Health Care		1,492,300

Industrials - 0.5%
Aerospace & Defense - 0.1%
DigitalGlobe, Inc.[2], 5.25%, 2/1/2021	441,000	398,554

Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	285,000	293,372

Commercial Services & Supplies - 0.0%##
Constellis Holdings LLC - Constellis Finance Corp.[2], 9.75%, 5/15/2020	220,000	199,100
Modular Space Corp.[2], 10.25%, 1/31/2019	170,000	87,550

		286,650

Machinery - 0.1%
Case New Holland Industrial, Inc. (United Kingdom), 7.875%, 12/1/2017	175,000	186,375
Waterjet Holdings, Inc.[2], 7.625%, 2/1/2020	275,000	274,656

		461,031

Trading Companies & Distributors - 0.3%
Aircastle Ltd., 5.50%, 2/15/2022	165,000	175,519

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT3/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Aviation Capital Group Corp.[2], 3.875%, 9/27/2016	1,465,000	$1,474,230
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	320,000	313,600
International Lease Finance Corp., 5.75%, 5/15/2016	560,000	560,353
International Lease Finance Corp.[4], 2.584%, 6/15/2016	355,000	355,416
International Lease Finance Corp., 6.25%, 5/15/2019	50,000	54,250

		2,933,368

Total Industrials		4,372,975

Information Technology - 0.0%##
Internet Software & Services - 0.0%##
VeriSign, Inc., 5.25%, 4/1/2025	75,000	77,062

Technology Hardware, Storage & Peripherals - 0.0%##
Diebold, Inc.[2], 8.50%, 4/15/2024	160,000	162,000
Western Digital Corp.[2], 10.50%, 4/1/2024	170,000	165,325

		327,325

Total Information Technology		404,387

Materials - 0.1%
Chemicals - 0.0%##
Consolidated Energy Finance S.A. (Trinidad-Tobago)[2], 6.75%, 10/15/2019	300,000	283,500

Containers & Packaging - 0.0%##
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2,4], 3.634%, 12/15/2019	255,000	257,518

Metals & Mining - 0.1%
Alcoa, Inc., 5.87%, 2/23/2022	215,000	219,300
ArcelorMittal (Luxembourg), 10.85%, 6/1/2019	80,000	91,600
FMG Resources August 2006 Pty Ltd. (Australia)[2], 6.875%, 4/1/2022	40,000	36,400
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[2], 7.375%, 2/1/2020	260,000	198,900

		546,200

Total Materials		1,087,218

Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc., 7.50%, 4/1/2024	340,000	340,850
Embarq Corp., 7.082%, 6/1/2016	190,000	190,879
Frontier Communications Corp.[2], 11.00%, 9/15/2025	465,000	469,650
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	235,000	223,250
Numericable-SFR S.A. (France)[2], 6.25%, 5/15/2024	40,000	38,700

		1,263,329

Wireless Telecommunication Services - 0.1%
Altice Financing S.A. (Luxembourg)[2], 6.625%, 2/15/2023	235,000	232,368
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[2], 8.25%, 11/7/2021	210,000	201,600
T-Mobile USA, Inc., 6.836%, 4/28/2023	205,000	218,581

		652,549

Total Telecommunication Services		1,915,878

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Abengoa Yield plc (Spain)[2], 7.00%, 11/15/2019	415,000	394,250
ContourGlobal Power Holdings S.A. (France)[2], 7.125%, 6/1/2019	290,000	287,100
NRG Energy, Inc., 6.25%, 7/15/2022	195,000	191,163
Talen Energy Supply LLC[2], 4.625%, 7/15/2019	350,000	325,500
TerraForm Power Operating LLC[2], 6.125%, 6/15/2025	320,000	275,200

Total Utilities		1,473,213

TOTAL CORPORATE BONDS
(Identified Cost $28,864,422)		28,104,398

MUTUAL FUND - 0.0%##
iShares MSCI India ETF
(Identified Cost $183,330)	6,650	179,949

U.S. TREASURY SECURITIES - 1.7%

U.S. Treasury Bonds - 0.5%
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042
(Identified Cost $4,013,761)	4,391,530	4,278,312

U.S. Treasury Notes - 1.2%
U.S. Treasury Floating Rate Note[4], 0.418%, 10/31/2017
(Identified Cost $9,989,109)	10,000,000	10,009,230

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $14,002,870)		14,287,542

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2016

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	PRINCIPAL AMOUNT3/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/2045	463,265	$464,294
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	1,046,858	1,063,912

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $1,645,387)		1,528,206

FOREIGN GOVERNMENT BONDS - 0.1%

Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020
(Identified Cost $799,061)	800,000	817,583

SHORT-TERM INVESTMENT - 5.5%

Dreyfus Cash Management, Inc. - Institutional Shares[7], 0.29%,
(Identified Cost $47,543,449)	47,543,449	47,543,449

TOTAL INVESTMENTS - 99.5%
(Identified Cost $816,585,197)		853,412,955

OTHER ASSETS, LESS LIABILITIES - 0.5%		4,327,061

NET ASSETS - 100%		$857,740,016

ADR - American Depositary Receipt

ETF - Exchange-traded fund

*Non-income producing security.

##Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid. These securities amount to $14,129,863, or 1.6%, of the Series’ net assets as of April 30, 2016. (see Note 2 to the financial statements).

3Amount is stated in USD unless otherwise noted.

4The coupon rate is floating and is the effective rate as of April 30, 2016.

5Security is perpetual in nature and has no stated maturity date.

6The rate shown is a fixed rate as of April 30, 2016; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

7Rate shown is the current yield as of April 30, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $816,585,197) (Note 2)	$853,412,955
Cash	152
Receivable for securities sold	9,444,123
Foreign tax reclaims receivable	697,655
Interest receivable	471,344
Dividends receivable	460,943
Receivable for fund shares sold	348,653
Prepaid expenses	6,255

TOTAL ASSETS	864,842,080

LIABILITIES:

Accrued management fees (Note 3)	529,917
Accrued shareholder services fees (Class S) (Note 3)	86,178
Accrued transfer agent fees (Note 3)	64,423
Accrued distribution and service (Rule 12b-1) fees (Class C) (Class R)(Note 3)	58,665
Accrued fund accounting and administration fees (Note 3)	42,848
Accrued Chief Compliance Officer service fees (Note 3)	381
Payable for fund shares repurchased	4,384,225
Payable for securities purchased	1,781,557
Other payables and accrued expenses	153,870

TOTAL LIABILITIES	7,102,064

TOTAL NET ASSETS	$857,740,016

NET ASSETS CONSIST OF:

Capital stock	$660,876
Additional paid-in-capital	819,465,823
Undistributed net investment income	1,097,793
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(283,379)
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	36,798,903

TOTAL NET ASSETS	$857,740,016

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2016 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($417,680,986/ 22,796,633 shares)	$18.32

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($357,541,278/ 35,770,009 shares)	$10.00

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class C ($57,217,131/ 5,451,578 shares)	$10.50

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R ($25,300,621/ 2,069,365 shares)	$12.23

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Maximum Term Series

For the Six Months Ended April 30, 2016 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $300,720)	$4,992,497
Interest	1,056,911

Total Investment Income	6,049,408

EXPENSES:

Management fees (Note 3)	3,274,754
Shareholder services fees (Class S) (Note 3)	546,684
Distribution and service (Rule 12b-1) fees (Class C) (Note 3)	276,021
Transfer agent fees (Note 3)	106,888
Fund accounting and administration fees (Note 3)	76,397
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	68,744
Directors’ fees (Note 3)	18,179
Chief Compliance Officer service fees (Note 3)	1,258
Custodian fees	44,270
Miscellaneous	143,282

Total Expenses	4,556,477

NET INVESTMENT INCOME	1,492,931

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	1,123,187
Foreign currency and translation of other assets and liabilities	(5,515)

1,117,672

Net change in unrealized appreciation (depreciation) on-
Investments	3,276,410
Foreign currency and translation of other assets and liabilities	20,898

3,297,308

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	4,414,980

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,907,911

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE YEAR ENDED 10/31/15
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,492,931	$5,574,556
Net realized gain on investments and foreign currency	1,117,672	13,402,528
Net change in unrealized appreciation (depreciation) on investments and foreign currency	3,297,308	(38,604,536)

Net increase (decrease) from operations	5,907,911	(19,627,452)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(291,964)	(1,565,296)
From net investment income (Class I)	(1,521,359)	(4,370,824)
From net investment income (Class C)	—	(4,395)
From net investment income (Class R)	—	(107,400)
From net realized gain on investments (Class S)	(4,897,638)	(58,346,182)
From net realized gain on investments (Class I)	(7,244,938)	(85,929,472)
From net realized gain on investments (Class C)	(1,004,701)	(9,020,752)
From net realized gain on investments (Class R)	(430,778)	(5,307,582)

Total distributions to shareholders	(15,391,378)	(164,651,903)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(116,110,170)	(28,777,851)

Net decrease in net assets	(125,593,637)	(213,057,206)

NET ASSETS:

Beginning of period	983,333,653	1,196,390,859

End of period (including undistributed net investment income of $1,097,793 and $1,418,185, respectively)	$857,740,016	$983,333,653

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class S

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/16 (UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$18.30	$20.86	$21.01	$17.00	$15.66	$15.59

Income (loss) from investment operations:
Net investment income[1]	0.03	0.09	0.09	0.08	0.06	0.10
Net realized and unrealized gain (loss) on investments	0.19	(0.54)	1.60	4.29	1.35	0.05

Total from investment operations	0.22	(0.45)	1.69	4.37	1.41	0.15

Less distributions to shareholders:
From net investment income	(0.01)	(0.05)	(0.04)	(0.04)	(0.07)	(0.08)
From net realized gain on investments	(0.19)	(2.06)	(1.80)	(0.32)	—	—

Total distributions to shareholders	(0.20)	(2.11)	(1.84)	(0.36)	(0.07)	(0.08)

Net asset value - End of period	$18.32	$18.30	$20.86	$21.01	$17.00	$15.66

Net assets - End of period (000’s omitted)	$417,681	$503,378	$597,578	$530,510	$467,244	$512,215

Total return[2]	1.23%	(2.03%)	8.80%	26.13%	9.04%	0.94%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.09%[3]	1.08%	1.07%	1.07%	1.09%	1.09%
Net investment income	0.30%[3]	0.45%	0.45%	0.43%	0.36%	0.59%
Series portfolio turnover	25%	59%	74%	67%	64%	65%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class I

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/16 (UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.09	$12.51	$13.35	$10.95	$10.12	$10.12

Income (loss) from investment operations:
Net investment income[1]	0.03	0.08	0.09	0.08	0.06	0.09
Net realized and unrealized gain (loss) on investments	0.11	(0.33)	0.96	2.72	0.88	0.03

Total from investment operations	0.14	(0.25)	1.05	2.80	0.94	0.12

Less distributions to shareholders:
From net investment income	(0.04)	(0.11)	(0.09)	(0.08)	(0.11)	(0.12)
From net realized gain on investments	(0.19)	(2.06)	(1.80)	(0.32)	—	—

Total distributions to shareholders	(0.23)	(2.17)	(1.89)	(0.40)	(0.11)	(0.12)

Net asset value - End of period	$10.00	$10.09	$12.51	$13.35	$10.95	$10.12

Net assets - End of period (000’s omitted)	$357,541	$390,931	$504,866	$418,785	$320,999	$210,597

Total return[2]	1.44%	(1.82%)	9.10%	26.35%	9.42%	1.14%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.84%[3]	0.83%	0.82%	0.82%	0.84%	0.84%
Net investment income	0.55%[3]	0.71%	0.70%	0.66%	0.57%	0.83%
Series portfolio turnover	25%	59%	74%	67%	64%	65%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class C

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/16 (UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.60	$13.03	$13.86	$11.38	$10.52	$10.54

Income (loss) from investment operations:
Net investment loss[1]	(0.02)	(0.03)	(0.04)	(0.04)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	0.11	(0.34)	1.01	2.84	0.91	0.04

Total from investment operations	0.09	(0.37)	0.97	2.80	0.87	0.02

Less distributions to shareholders:
From net investment income	—	(0.00)[2]	(0.00)[2]	—	(0.01)	(0.04)
From net realized gain on investments	(0.19)	(2.06)	(1.80)	(0.32)	—	—

Total distributions to shareholders	(0.19)	(2.06)	(1.80)	(0.32)	(0.01)	(0.04)

Net asset value - End of period	$10.50	$10.60	$13.03	$13.86	$11.38	$10.52

Net assets - End of period (000’s omitted)	$57,217	$57,507	$55,781	$36,989	$23,045	$18,102

Total return[3]	0.88%	(2.76%)	8.06%	25.17%	8.27%	0.15%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.84%[4]	1.83%	1.82%	1.82%	1.84%	1.84%
Net investment loss	(0.45%)[4]	(0.30%)	(0.30%)	(0.35%)	(0.40%)	(0.15%)
Series portfolio turnover	25%	59%	74%	67%	64%	65%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class R

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	4/30/16 (UNAUDITED)	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.28	$14.73	$15.39	$12.56	$11.63	$11.64

Income (loss) from investment operations:
Net investment income[1]	0.00 [2]	0.03	0.03	0.02	0.00 [2]	0.00 [2]
Net realized and unrealized gain (loss) on investments	0.14	(0.38)	1.13	3.15	1.00	0.09

Total from investment operations	0.14	(0.35)	1.16	3.17	1.00	0.09

Less distributions to shareholders:
From net investment income	—	(0.04)	(0.02)	(0.02)	(0.07)	(0.10)
From net realized gain on investments	(0.19)	(2.06)	(1.80)	(0.32)	—	—

Total distributions to shareholders	(0.19)	(2.10)	(1.82)	(0.34)	(0.07)	(0.10)

Net asset value - End of period	$12.23	$12.28	$14.73	$15.39	$12.56	$11.63

Net assets - End of period (000’s omitted)	$25,301	$31,517	$38,166	$33,162	$17,520	$3,418

Total return[3]	1.17%	(2.28%)	8.53%	25.81%	8.72%	0.71%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.34%[4]	1.33%	1.32%	1.32%	1.34%	1.34%
Net investment income	0.05%[4]	0.20%	0.20%	0.14%	0.02%	0.04%
Series portfolio turnover	25%	59%	74%	67%	64%	65%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(unaudited)

1.	Organization

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific objectives. The objectives are as follows: Pro-Blend® Conservative Term Series - primary objective is preservation of capital; secondary objective is to provide income and long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary objective is long-term growth of capital; secondary objective is preservation of capital. Pro-Blend® Maximum Term Series - primary objective is long-term growth of capital.

Each Series is authorized to issue four classes of shares (Class C, R, I and S). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 162.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 25 million each have been designated as Class C common stock for Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series and 52.5 million each have been designated as Class R common stock for Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows,

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instruments’ level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measure. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$75,558,756	$75,327,596	$231,160	$—
Consumer Staples	38,008,478	27,116,349	10,892,129	—
Energy	25,978,841	25,119,643	859,198	—
Financials	60,083,575	59,549,130	534,445	—
Health Care	47,708,397	45,979,350	1,729,047	—
Industrials	28,404,780	28,404,780	—	—
Information Technology	101,628,272	101,628,272	—	—
Materials	33,904,933	33,904,933	—	—
Telecommunication Services	1,484,302	1,484,302	—	—
Utilities	1,725,033	1,725,033	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	237,161,698	—	237,161,698	—
Corporate debt:
Consumer Discretionary	21,575,305	—	21,575,305	—
Consumer Staples	13,811,600	—	13,811,600	—
Energy	27,944,822	—	27,944,822	—
Financials	89,931,663	—	89,931,663	—
Health Care	5,597,292	—	5,597,292	—
Industrials	26,268,463	—	26,268,463	—
Information Technology	8,036,488	—	8,036,488	—
Materials	13,252,274	—	13,252,274	—
Telecommunication Services	15,531,654	—	15,531,654	—
Utilities	4,786,724	—	4,786,724	—
Asset-backed securities	19,792,169	—	19,792,169	—
Commercial mortgage-backed securities	97,607,793	—	97,607,793	—
Foreign government bonds	25,451,588	—	25,451,588	—
Mutual funds	52,075,130	52,075,130	—	—

Total assets	1,073,310,030	452,314,518	620,995,512	—

Liabilities:
Other financial instruments*:
Equity contracts	(63,150)	(63,150)	—	—

Total liabilities	(63,150)	(63,150)	—	—

Total	$1,073,246,880	$452,251,368	$620,995,512	$—

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$138,488,596	$131,793,225	$6,695,371	$—
Consumer Staples	57,198,085	28,746,430	28,451,655	—
Energy	31,387,062	29,871,505	1,515,557	—
Financials	50,291,586	48,539,633	1,751,953	—
Health Care	64,584,095	62,714,245	1,869,850	—
Industrials	18,389,998	10,926,645	7,463,353	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Information Technology	$164,981,924	$158,157,543	$6,824,381	$—
Materials	45,775,079	44,533,077	1,242,002	—
Telecommunication Services	1,781,497	1,519,506	261,991	—
Utilities	208,258	—	208,258	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	289,837,021	—	289,837,021	—
Corporate debt:
Consumer Discretionary	19,632,918	—	19,632,918	—
Consumer Staples	13,016,629	—	13,016,629	—
Energy	24,409,886	—	24,409,886	—
Financials	78,393,148	—	78,393,148	—
Health Care	5,830,957	—	5,830,957	—
Industrials	27,133,126	—	27,133,126	—
Information Technology	7,648,198	—	7,648,198	—
Materials	12,242,869	—	12,242,869	—
Telecommunication Services	13,276,549	—	13,276,549	—
Utilities	4,773,857	—	4,773,857	—
Asset-backed securities	17,530,642	—	17,530,642	—
Commercial mortgage-backed securities	100,959,283	—	100,959,283	—
Foreign government bonds	26,103,468	—	26,103,468	—
Mutual funds	46,679,866	46,679,866	—	—

Total assets	1,260,554,597	563,481,675	697,072,922	—

Liabilities:
Other financial instruments*:
Equity contracts	(118,808)	(118,808)	—	—

Total liabilities	(118,808)	(118,808)	—	—

Total	$1,260,435,789	$563,362,867	$697,072,922	$—

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$174,468,233	$166,051,770	$8,416,463	$—
Consumer Staples	71,488,905	35,278,536	36,210,369	—
Energy	39,439,788	37,376,266	2,063,522	—
Financials	61,128,137	58,827,144	2,300,993	—
Health Care	81,047,789	78,814,344	2,233,445	—
Industrials	22,757,562	13,351,145	9,406,417	—
Information Technology	209,041,473	200,500,320	8,541,153	—
Materials	54,701,344	52,963,675	1,737,669	—
Telecommunication Services	2,508,051	2,172,698	335,353	—
Utilities	259,593	—	259,593	—
Debt securities:
Loan assignments	1,918,680	—	1,918,680	—
U.S. Treasury and other U.S. Government agencies	198,467,013	—	198,467,013	—
Corporate debt:
Consumer Discretionary	15,396,260	—	15,396,260	—
Consumer Staples	11,926,880	—	11,926,880	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Energy	$24,106,743	$—	$24,106,743	$—
Financials	60,023,361	—	60,023,361	—
Health Care	5,479,283	—	5,479,283	—
Industrials	19,728,886	—	19,728,886	—
Information Technology	7,135,359	—	7,135,359	—
Materials	10,090,150	—	10,090,150	—
Telecommunication Services	11,357,893	—	11,357,893	—
Utilities	4,341,700	—	4,341,700	—
Asset-backed securities	12,160,916	—	12,160,916	—
Commercial mortgage-backed securities	70,240,593	—	70,240,593	—
Foreign government bonds	22,781,512	—	22,781,512	—
Mutual funds	49,802,396	49,802,396	—	—

Total assets	1,241,798,500	695,138,294	546,660,206	—

Liabilities:
Other financial instruments*
Equity contracts	(151,812)	(151,812)	—	—

Total liabilities	(151,812)	(151,812)	—	—

Total	$1,241,646,688	$694,986,482	$546,660,206	$—

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$158,419,531	$152,794,173	$5,625,358	$—
Consumer Staples	84,299,518	35,592,983	48,706,535	—
Energy	27,318,844	26,028,782	1,290,062	—
Financials	53,335,045	52,252,061	1,082,984	—
Health Care	162,260,334	152,599,002	9,661,332	—
Industrials	41,758,053	35,342,498	6,415,555	—
Information Technology	188,073,085	174,456,899	13,616,186	—
Materials	43,652,924	42,548,166	1,104,758	—
Telecommunication Services	1,660,071	1,418,975	241,096	—
Utilities	174,423	—	174,423	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	14,287,542	—	14,287,542	—
Corporate debt:
Consumer Discretionary	4,858,612	—	4,858,612	—
Consumer Staples	1,404,539	—	1,404,539	—
Energy	3,509,855	—	3,509,855	—
Financials	7,585,421	—	7,585,421	—
Health Care	1,492,300	—	1,492,300	—
Industrials	4,372,975	—	4,372,975	—
Information Technology	404,387	—	404,387	—
Materials	1,087,218	—	1,087,218	—
Telecommunication Services	1,915,878	—	1,915,878	—
Utilities	1,473,213	—	1,473,213	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commercial mortgage-backed securities	$1,528,206	$—	$1,528,206	$—
Foreign government bonds	817,583	—	817,583	—
Mutual funds	47,723,398	47,723,398	—	—

Total assets	$853,412,955	$720,756,937	$132,656,018	$—

Please see the Investment Portfolio for each of the Series for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by any of the Pro-Blend® Series as of October 31, 2015 or April 30, 2016.

*Other financial instruments are exchange traded options (Level 1).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended April 30, 2016.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When a Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When a Series writes a put option, the Series gives the

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When a Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

Each Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by a Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or a Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Futures

Each Series may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Series to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Series may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Series may be attempting to sell some or all the Series holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, a Series is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Series, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Series recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade. The Series’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

The following table presents the present value of derivatives held at April 30, 2016 as reflected on the Statement of Assets and Liabilities, and the effect of the derivative instruments on the Statement of Operations:

PRO-BLEND® CONSERVATIVE TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$(63,150)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Interest rate contracts	Net realized gain (loss) on futures contracts	$(10,954,642)
Equity contracts	Net realized gain (loss) on options written	$63,569
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$1,416,619
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$(47,574)

PRO-BLEND® MODERATE TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$(118,808)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Interest rate contracts	Net realized gain (loss) on futures contracts	$(9,912,871)
Equity contracts	Net realized gain (loss) on options written	$115,613
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$1,250,569
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$(89,069)

PRO-BLEND® EXTENDED TERM SERIES
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Liabilities Location
Equity contracts	Options written, at value	$(151,812)

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Interest rate contracts	Net realized gain (loss) on futures contracts	$ (6,570,097)
Equity contracts	Net realized gain (loss) on options written	$ 148,088
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$ 838,256
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$ (113,883)

The average month-end balances for the six months ended April 30, 2016, the period in which such derivatives were outstanding, were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES
Futures Contracts:
Average number of contracts purchased	2,234	2,037	1,337
Average number of contracts sold	5,737	5,227	3,432
Average notional value of contracts purchased	$506,559,600	$461,899,120	$303,249,277
Average notional value of contracts sold	$1,231,984,883	$1,122,388,267	$737,056,224
Options:
Average number of option contracts written	380	739	905
Average notional value of option contracts written	$4,264,250	$8,303,750	$10,212,500

Written Option Rollforward

Transactions in options written for the six months ended April 30, 2016, were as follows:

PRO-BLEND® CONSERVATIVE TERM SERIES:	CALLS		PUTS
	CONTRACTS	PREMIUMS RECEIVED	CONTRACTS	PREMIUMS RECEIVED
Outstanding options, beginning of period	—	—	—	—
Options written	2,191	$173,421	1,557	$147,872
Options exercised	(2,160)	(158,695)	(613)	(42,197)
Options expired	—	—	(120)	(11,806)
Options closed	(31)	(14,726)	(678)	(78,293)

Outstanding options, end of period	—	—	146	$15,576

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Written Option Rollforward (continued)

PRO-BLEND® MODERATE TERM SERIES:	CALLS		PUTS
	CONTRACTS	PREMIUMS RECEIVED	CONTRACTS	PREMIUMS RECEIVED
Outstanding options, beginning of period	—	—	—	—
Options written	4,123	$326,206	2,913	$274,654
Options exercised	(4,065)	(298,655)	(1,206)	(83,017)
Options expired	—	—	(223)	(21,941)
Options closed	(58)	(27,551)	(1,212)	(139,957)

Outstanding options, end of period	—	—	272	$29,739

PRO-BLEND® EXTENDED TERM SERIES:	CALLS		PUTS
	CONTRACTS	PREMIUMS RECEIVED	CONTRACTS	PREMIUMS RECEIVED
Outstanding options, beginning of period	—	—	—	—
Options written	5,149	$408,413	3,643	$345,367
Options exercised	(5,074)	(372,786)	(1,462)	(100,640)
Options expired	—	—	(285)	(28,041)
Options closed	(75)	(35,627)	(1,548)	(178,757)

Outstanding options, end of period	—	—	348	$37,929

Inflation-Indexed Bonds

Each Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Fund to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining their net asset value. The Fund may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with their ability to purchase or sell securities on a forward commitment basis, the Fund may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund accounts for such dollar rolls as purchases and sales. No such investments were held by the Fund on April 30, 2016.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Interest Only Securities

The Series may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Series may not fully recoup its initial investment in IOs.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series’ Investment Portfolio.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2016, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2012 through October 31, 2015. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% for Pro-Blend® Conservative Term Series and 0.75% for Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

Class S shares of each Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% for Pro-Blend® Conservative Term Series Class S and 0.25% for Pro-Blend® Moderate Term Series Class S, Pro-Blend® Extended Term Series Class S and Pro-Blend® Maximum Term Series Class S, of the Class’ average daily net assets. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least February 28, 2017, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of shareholder services fees and distribution and service fees (12b-1), at no more than the amounts presented in the following table, of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT
Pro-Blend® Conservative Term Series	0.70%
Pro-Blend® Moderate Term Series	0.85%
Pro-Blend® Extended Term Series	0.85%
Pro-Blend® Maximum Term Series	0.85%

The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class C and Class R shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and services fees to the distributor at an annual rate of 1.00% of average daily net assets attributable to Class C shares and an annual rate of 0.50% of daily net assets attributable to Class R shares. There are no distribution and services fees on the Class S or Class I shares of each Series. The fees are accrued daily and paid monthly.

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2016, purchases and sales of securities, other than short-term securities, were as follows:

SERIES	PURCHASES OTHER ISSUERS	GOVERNMENT	SALES OTHER ISSUERS	GOVERNMENT
Pro-Blend® Conservative Term Series	$144,108,472	$91,924,883	$495,783,015	$61,559,455
Pro-Blend® Moderate Term Series	217,184,152	145,868,267	498,631,577	166,106,042
Pro-Blend® Extended Term Series	208,379,001	112,767,781	421,183,934	99,758,539
Pro-Blend® Maximum Term Series	185,759,004	29,959,944	334,978,094	19,983,400

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class C and Class R shares:

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,284,061	$67,671,059	18,315,666	$248,325,020
Reinvested	657,844	8,400,657	4,681,003	61,749,359
Repurchased	(14,529,727)	(186,216,032)	(33,267,040)	(444,599,445)

Total	(8,587,822)	$(110,144,316)	(10,270,371)	$(134,525,066)

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,369,516	$43,311,272	17,143,856	$177,419,658
Reinvested	299,638	2,960,418	1,644,746	16,875,127
Repurchased	(5,528,386)	(54,626,382)	(18,583,815)	(191,941,015)

Total	(859,232)	$(8,354,692)	204,787	$2,353,770

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
TERM SERIES CLASS C:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,284,569	$12,276,993	3,722,908	$37,470,118
Reinvested	125,527	1,195,013	942,738	9,318,432
Repurchased	(1,821,558)	(17,408,728)	(3,585,928)	(35,861,902)

Total	(411,462)	$(3,936,722)	1,079,718	$10,926,648

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® CONSERVATIVE	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	272,462	$2,608,601	1,906,014	$19,558,088
Reinvested	65,705	624,200	460,981	4,548,790
Repurchased	(3,555,438)	(33,712,589)	(2,225,645)	(22,250,689)

Total	(3,217,271)	$(30,479,788)	141,350	$1,856,189

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	9,647,087	$119,523,989	9,841,016	$133,659,387
Reinvested	391,641	4,989,500	4,436,588	58,393,337
Repurchased	(18,730,458)	(235,234,300)	(16,561,522)	(222,988,894)

Total	(8,691,730)	$(110,720,811)	(2,283,918)	$(30,936,170)

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	9,440,383	$92,387,586	22,942,326	$236,826,733
Reinvested	773,394	7,517,392	5,791,706	58,397,631
Repurchased	(19,061,402)	(185,458,081)	(18,328,886)	(189,315,552)

Total	(8,847,625)	$(85,553,103)	10,405,146	$105,908,812

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
TERM SERIES CLASS C:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	844,594	$8,288,985	3,438,701	$36,255,557
Reinvested	88,058	867,379	1,314,238	13,421,637
Repurchased	(2,080,479)	(20,522,831)	(3,283,675)	(34,368,725)

Total	(1,147,827)	$(11,366,467)	1,469,264	$15,308,469

PRO-BLEND® MODERATE	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	292,151	$2,973,978	1,147,914	$12,691,399
Reinvested	32,044	326,848	425,292	4,494,502
Repurchased	(810,315)	(8,334,816)	(1,757,868)	(18,968,390)

Total	(486,120)	$(5,033,990)	(184,662)	$(1,782,489)

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,073,669	$32,508,537	7,974,818	$135,252,614
Reinvested	747,971	11,735,642	4,108,042	67,311,568
Repurchased	(11,696,854)	(182,063,679)	(16,011,485)	(271,259,879)

Total	(8,875,214)	$(137,819,500)	(3,928,625)	$(68,695,697)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	12,358,285	$109,341,733	21,641,197	$215,491,078
Reinvested	1,065,874	9,603,521	5,366,866	51,371,465
Repurchased	(11,227,348)	(101,258,479)	(28,360,442)	(278,327,588)

Total	2,196,811	$17,686,775	(1,352,379)	$(11,465,045)

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
TERM SERIES CLASS C:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,115,647	$10,854,150	3,680,325	$39,002,273
Reinvested	412,824	3,996,140	1,889,213	19,333,856
Repurchased	(2,131,321)	(20,671,982)	(3,063,806)	(32,280,717)

Total	(602,850)	$(5,821,692)	2,505,732	$26,055,412

PRO-BLEND® EXTENDED	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	336,942	$3,466,454	867,631	$9,809,946
Reinvested	92,746	955,278	691,037	7,510,814
Repurchased	(1,194,165)	(12,552,962)	(3,038,935)	(33,874,880)

Total	(764,477)	$(8,131,230)	(1,480,267)	$(16,554,120)

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
TERM SERIES CLASS S:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,242,990	$21,560,453	4,819,223	$91,999,830
Reinvested	291,242	5,125,869	3,256,309	58,952,533
Repurchased	(6,249,201)	(109,292,469)	(9,214,146)	(174,772,430)

Total	(4,714,969)	$(82,606,147)	(1,138,614)	$(23,820,067)

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
TERM SERIES CLASS I:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,885,918	$46,936,561	16,974,904	$179,969,886
Reinvested	502,044	4,814,606	4,503,671	45,052,153
Repurchased	(8,360,059)	(79,320,974)	(23,099,621)	(241,883,377)

Total	(2,972,097)	$(27,569,807)	(1,621,046)	$(16,861,338)

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
TERM SERIES CLASS C:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	525,468	$5,274,688	1,365,586	$15,240,945
Reinvested	98,919	1,000,075	842,671	8,874,715
Repurchased	(600,408)	(6,104,757)	(1,062,866)	(11,715,030)

Total	23,979	$170,006	1,145,391	$12,400,630

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MAXIMUM	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE YEAR ENDED 10/31/15
TERM SERIES CLASS R:	SHARES	AMOUNT	SHARES	AMOUNT
Sold	218,511	$2,556,320	775,959	$9,983,439
Reinvested	36,639	430,504	443,767	5,404,603
Repurchased	(752,023)	(9,091,046)	(1,244,285)	(15,885,118)

Total	(496,873)	$(6,104,222)	(24,559)	$(497,076)

At April 30, 2016, one shareholder owned 17,328,259 shares of Pro-Blend® Moderate Term Series (12.5% of shares outstanding) valued at $173,282,593. The Target 2030 Series, another series of the Fund, owned 14,222,047 shares of Pro-Blend Extended® Term Series (10.2% of shares outstanding) valued at $132,265,040. Investment activities of this shareholder may have a material effect on the Series.

6.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. At April 30, 2016, Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series invested in options contracts (equity risk).

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. Loan assignment investments held by the Series as of April 30, 2016 are disclosed in the Investment Portfolios.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2015 were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Ordinary income	$38,358,300	$35,643,078	$44,669,202	$52,054,188
Long-term capital gains	67,058,671	114,044,175	141,837,787	112,597,715

At April 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Cost for federal income tax purposes	$1,052,638,570	$1,229,406,836	$1,207,435,846	$818,674,954
Unrealized appreciation	46,603,421	66,849,455	78,193,164	74,671,863
Unrealized depreciation	(25,931,961)	(35,701,694)	(43,830,510)	(39,933,862)

Net unrealized appreciation	$20,671,460	$31,147,761	$34,362,654	$34,738,001

At October 31, 2015, Pro-Blend® Conservative Term Series had net short-term capital loss carryforwards of $7,446,262, which may be carried forward indefinitely.

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2015, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2015 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 29 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered a number of other factors relevant to performance at the meeting (and considers on a quarterly basis) including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives, investment performance of core products, product offerings, performance on an aggregate basis vs. performance over reasonable time periods and the Advisor’s investment process. The Directors acknowledged the challenging performance and discussed the investment process of the Advisor. The Directors confirmed that qualitative factors such as the Advisor’s investment process, including recent enhancements, were an important subset to be considered as part of their consideration of performance. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 22 of the 36 active Series of the Fund are currently experiencing expenses above the capped expense ratios, and thus the Advisor is incurring those expenses over the cap. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Equity Income Class S, High Yield Bond Class S, Pro-Blend Series Classes C and R, and Target Series’ Classes R and K, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio.

Renewal of Investment Advisory Agreement

(unaudited)

The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

{This page intentionally left blank}

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or quarterly statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNPRO-04/16-SAR

MANNING & NAPIER.

Manning & Napier Fund, Inc.

Semi-Annual Report | April 30, 2016

www.manning-napier.com

QUALITY EQUITY SERIES

Quality Equity Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemptions fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/15	ENDING ACCOUNT VALUE 4/30/16	EXPENSES PAID DURING PERIOD 11/1/15-4/30/16*	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,001.10	$4.73	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77	0.95%
Class I
Actual	$1,000.00	$1,002.50	$3.49	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52	0.70%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Quality Equity Series

Portfolio Composition as of April 30, 2016

(unaudited)

2

Quality Equity Series

Investment Portfolio - April 30, 2016

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 103.8%

Consumer Discretionary - 21.1%
Internet & Catalog Retail - 2.9%
The Priceline Group, Inc.*	30	$40,310

Media - 5.8%
Discovery Communications, Inc. - Class A*	1,880	51,343
WPP plc (United Kingdom)[1]	1,230	28,736

		80,079

Multiline Retail - 3.2%
Dollar General Corp.	550	45,050

Specialty Retail - 2.8%
Kingfisher plc (United Kingdom)[1]	7,230	38,520

Textiles, Apparel & Luxury Goods - 6.4%
Kering (France)[1]	270	46,305
LVMH Moet Hennessy Louis Vuitton SE (France)[1]	260	43,319

		89,624

Total Consumer Discretionary		293,583

Consumer Staples - 26.8%
Beverages - 10.1%
The Coca-Cola Co.	680	30,464
Diageo plc (United Kingdom)[1]	1,620	43,799
PepsiCo, Inc.	370	38,095
Pernod Ricard S.A. (France)[1]	260	28,084

		140,442

Food & Staples Retailing - 3.4%
CVS Health Corp.	480	48,240

Food Products - 7.1%
The Hershey Co.	490	45,624
Mead Johnson Nutrition Co.	450	39,217
Nestle S.A. (Switzerland)[1]	200	14,928

		99,769

Personal Products - 6.2%
Beiersdorf AG (Germany)[1]	320	28,735
L’Oreal S.A. (France)[1]	240	43,595
Unilever N.V. (United Kingdom)[1]	310	13,618

		85,948

Total Consumer Staples		374,399

Health Care - 23.3%
Health Care Equipment & Supplies - 4.9%
Baxter International, Inc.	510	22,552

The accompanying notes are an integral part of the financial statements.

3

Quality Equity Series

Investment Portfolio - April 30, 2016

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Medtronic plc	580	$45,907

		68,459

Health Care Providers & Services - 6.8%
Express Scripts Holding Co.*	780	57,509
McKesson Corp.	220	36,921

		94,430

Pharmaceuticals - 11.6%
Bayer AG (Germany)[1]	190	21,958
Johnson & Johnson	330	36,986
Merck & Co., Inc.	270	14,807
Novartis AG (Switzerland)[1]	590	44,900
Roche Holding AG (Switzerland)[1]	170	43,011

		161,662

Total Health Care		324,551

Industrials - 10.3%
Machinery - 3.4%
Flowserve Corp.	970	47,346

Professional Services - 6.9%
Experian plc (Ireland)[1]	2,440	44,713
Nielsen Holdings plc	1,000	52,140

		96,853

Total Industrials		144,199

Information Technology - 18.1%
Communications Equipment - 2.6%
Cisco Systems, Inc.	1,320	36,287

IT Services - 4.8%
MasterCard, Inc. - Class A	350	33,946
Visa, Inc. - Class A	420	32,441

		66,387

Semiconductors & Semiconductor Equipment - 4.2%
QUALCOMM, Inc.	1,160	58,603

Software - 6.5%
Microsoft Corp.	810	40,395
Oracle Corp.	1,280	51,021

		91,416

Total Information Technology		252,693

The accompanying notes are an integral part of the financial statements.

4

Quality Equity Series

Investment Portfolio - April 30, 2016

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Telecommunication Services - 4.2%
Diversified Telecommunication Services - 4.2%
Singapore Telecommunications Ltd.[1]	10,140	$29,004
Telenor ASA (Norway)[1]	1,720	29,595

Total Telecommunication Services		58,599

TOTAL COMMON STOCKS
(Identified Cost $1,435,395)		1,448,024

SHORT-TERM INVESTMENT - 2.6%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.29%
(Identified Cost $36,004)	36,004	36,004

TOTAL INVESTMENTS - 106.4%
(Identified Cost $1,471,399)		1,484,028
LIABILITIES, LESS OTHER ASSETS - (6.4%)		(89,425)

NET ASSETS - 100%		$1,394,603

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of April 30, 2016.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

5

Quality Equity Series

Statement of Assets & Liabilities

April 30, 2016 (unaudited)

ASSETS:

Investments, at value (identified cost $1,471,399) (Note 2)	$1,484,028
Dividends receivable	1,072
Foreign tax reclaims receivable	658

TOTAL ASSETS	1,485,758

LIABILITIES:

Due to investment advisor	55,806
Accrued fund accounting and administration fees (Note 3)	13,182
Accrued Chief Compliance Officer service fees (Note 3)	381
Accrued shareholder services fees (Class S) (Note 3)	178
Accrued transfer agent fees (Note 3)	100
Audit fees payable	18,116
Other payables and accrued expenses	3,392

TOTAL LIABILITIES	91,155

TOTAL NET ASSETS	$1,394,603

NET ASSETS CONSIST OF:

Capital stock	$915
Additional paid-in-capital	1,401,471
Undistributed net investment income	5,750
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(26,185)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	12,652

TOTAL NET ASSETS	$1,394,603

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($899,530/91,524 shares)	$9.83

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($495,073/50,326 shares)	$9.84

The accompanying notes are an integral part of the financial statements.

6

Quality Equity Series

Statement of Operations

For the Six Months Ended April 30, 2016 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $1,183)	$13,435

EXPENSES:

Fund accounting and administration fees (Note 3)	20,500
Management fees (Note 3)	3,358
Chief Compliance Officer service fees (Note 3)	1,258
Shareholder services fees (Class S)(Note 3)	934
Transfer agent fees (Note 3)	187
Directors’ fees (Note 3)	51
Audit fees	15,708
Registration fees	3,574
Custodian fees	3,001
Printing and postage fees	3,843
Miscellaneous	2,194

Total Expenses	54,608
Less reduction of expenses (Note 3)	(49,400)

Net Expenses	5,208

NET INVESTMENT INCOME	8,227

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on-
Investments	(12,656)
Foreign currency and translation of other assets and liabilities	(35)

(12,691)

Net change in unrealized appreciation (depreciation) on-
Investments	10,472
Foreign currency and translation of other assets and liabilities	17

10,489

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(2,202)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,025

The accompanying notes are an integral part of the financial statements.

7

Quality Equity Series

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE PERIOD 6/1/15* TO 10/31/15
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$8,227	$4,306
Net realized gain (loss) on investments and foreign currency	(12,691)	(13,523)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	10,489	2,163

Net decrease from operations	6,025	(7,054)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(3,654)	—
From net investment income (Class I)	(3,100)	—

Total distributions to shareholders	(6,754)	—

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	167,987	1,234,399

Net increase in net assets	167,258	1,227,345

NET ASSETS:

Beginning of period	1,227,345	—

End of period (including undistributed net investment income of $5,750 and $4,277, respectively)	$1,394,603	$1,227,345

*Commencement of operations.

The accompanying notes are an integral part of the financial statements.

8

Quality Equity Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE PERIOD 6/01/15[1] TO 10/31/15
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$9.87	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.06	0.03
Net realized and unrealized loss on investments	(0.05)	(0.16)

Total from investment operations	0.01	(0.13)

Less distributions to shareholders:
From net investment income	(0.05)	—

Net asset value - End of period	$9.83	$9.87

Net assets - End of period (000’s omitted)	$900	$733

Total return[3]	0.11%	(1.30%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.95%[4]	0.95%[4]
Net investment income	1.25%[4]	0.81%[4]
Portfolio turnover	22%	26%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:
	7.31%[4]	14.21%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

9

Quality Equity Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 4/30/16 (UNAUDITED)	FOR THE PERIOD 6/01/15[1] TO 10/31/15
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$9.88	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.07	0.04
Net realized and unrealized loss on investments	(0.05)	(0.16)

Total from investment operations	0.02	(0.12)

Less distributions to shareholders:
From net investment income	(0.06)	—

Net asset value - End of period	$9.84	$9.88

Net assets - End of period (000’s omitted)	$495	$494

Total return[3]	0.25%	(1.20%)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%[4]	0.70%[4]
Net investment income	1.50%[4]	1.07%[4]
Portfolio turnover	22%	26%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:
	9.32%[4]	14.21%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Quality Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Quality Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ primary investment objective is to provide long-term growth.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2016, 10.5 billion shares have been designated in total among 40 series, of which 100 million have been designated as Quality Equity Series Class S common stock, and 100 million have been designated as Quality Equity Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

11

Quality Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2016 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$293,583	$136,703	$156,880	$—
Consumer Staples	374,399	201,640	172,759	—
Health Care	324,551	214,682	109,869	—
Industrials	144,199	99,486	44,713	—
Information Technology	252,693	252,693	—	—
Telecommunication Services	58,599	—	58,599	—
Mutual fund	36,004	36,004	—	—

Total assets	$1,484,028	$941,208	$542,820	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of October 31, 2015 or April 30, 2016.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2016.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and

12

Quality Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2016, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended October 31, 2015. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of the Series’ average daily net assets.

13

Quality Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least February 28, 2017, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series exclusive of each share class’ shareholder services fee, at no more than 0.70% of average daily net assets. Accordingly, the Advisor waived fees of $49,400 for the six months ended April 30, 2016, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2016, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $513,747 and $284,057, respectively. There were no purchases or sales of U.S. Government securities.

14

Quality Equity Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Quality Equity Series were:

CLASS S:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE PERIOD 6/1/15* TO 10/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	24,875	$238,528	74,251	$734,399
Reinvested	127	1,204	—	—
Repurchased	(7,729)	(74,845)	—	—

Total	17,273	$164,887	74,251	$734,399

CLASS I:	FOR THE SIX MONTHS ENDED 4/30/16		FOR THE PERIOD 6/1/15* TO 10/31/15
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	326	$3,100	50,000	$500,000
Reinvested	—	—	—	—
Repurchased	—	—	—	—

Total	326	$3,100	50,000	$500,000

*Commencement of operations.

At April 30, 2016, one shareholder account owned 14,418 shares of the Series (10.2% of shares outstanding) valued at $141,726. Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2016.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

15

Quality Equity Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

There were no distributions for the period ended October 31, 2015.

At April 30, 2016, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$1,485,901
Unrealized appreciation	50,222
Unrealized depreciation	(52,095)

Net unrealized depreciation	$(1,873)

16

Quality Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 17, 2015, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2015 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 29 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered a number of other factors relevant to performance at the meeting (and considers on a quarterly basis) including: a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives, investment performance of core products, product offerings, performance on an aggregate basis vs. performance over reasonable time periods and the Advisor’s investment process. The Directors acknowledged the challenging performance and discussed the investment process of the Advisor. The Directors confirmed that qualitative factors such as the Advisor’s investment process, including recent enhancements, were an important subset to be considered as part of their consideration of performance. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 22 of the 36 active Series of the Fund are currently experiencing expenses above the capped expense ratios, and thus the Advisor is incurring those expenses over the cap. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Equity Income Class S, High Yield Bond Class S, Pro-Blend Series Classes C and R, and Target Series’ Classes R and K, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio.

17

Quality Equity Series

Renewal of Investment Advisory Agreement

(unaudited)

The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. The Board reviewed the broker-dealers who provided research to the Advisor and the products and services paid for, in whole or in part, using soft dollar commissions. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

18

Quality Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly	Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNQEQ-4/16-SAR

ITEM 2: CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: INVESTMENTS

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12: EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ James Mikolaichik
James Mikolaichik
President & Principal Executive Officer of Manning & Napier Fund, Inc.
Date: 6/20/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James Mikolaichik
James Mikolaichik
President & Principal Executive Officer of Manning & Napier Fund, Inc.
Date: 6/20/16

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
Date: 6/20/16